As filed with the Securities and Exchange Commission on April 29, 1998

                                                               File No. 33-59861
                                                              File No. 811-07299

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                         Pre-effective Amendment No. ( )
                      Post-effective Amendment No. 3 ( X )
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )
                              Amendment No. 6 ( X )
                        (Check appropriate box or boxes)
                         -------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(Registered)
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 789-6771
--------------------------------------------------------------------------------

                             Mark F. Muething, Esq.
              Senior Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Catherine S. Bardsley, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                             Washington, D.C. 20036
--------------------------------------------------------------------------------

Approximate   Date  of  Proposed  Public   Offering:   Effective  date  of  this
registration statement

It is proposed that this filing will become effective:

/ /   Immediately  upon  filing  pursuant  to  paragraph  (b).
/X/   On May 1, 1998 pursuant to paragraph (b) of Rule 485.
/ /   Sixty days after filing pursuant  to  paragraph  (a)(1) of Rule 485.
/ /   On  _________  pursuant to paragraph (a)(1) of Rule 485.
/ /   If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered:  Shares of beneficial interest

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                              CROSS REFERENCE SHEET

                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4


                                     PART A
                                     ------

        Item of Form N-4                                           Prospectus Caption
        ----------------                                           ------------------
 1.     Cover Page..............................................   Cover Page

 2.     Definitions.............................................   Definitions

 3.     Synopsis................................................   Highlights

 4.     Condensed Financial Information
        (a)      Accumulation Unit Values.......................   Condensed Financial Information

        (b)      Performance Data...............................   Performance Information

        (c)      Financial Statements...........................   Financial Statements for the Company and the
                                                                   Separate Account

 5.     General Description of Registrant, Depositor and
        Portfolio Companies
        (a)      Depositor......................................   Annuity Investors Life Insurance Company

        (b)      Registrant.....................................   The Separate Account

        (c)      Portfolio Company..............................   The Funds

        (d)      Fund Prospectus................................   The Funds

        (e)      Voting Rights..................................   Voting Rights

6.      Deductions and Expenses

        (a)      General........................................   Charges and Deductions

        (b)      Sales Load %...................................   Contingent Deferred Sales Charge

        (c)      Special Purchase Plan..........................   Contingent Deferred Sales Charge; Reduction or
                                                                   Elimination of Contract and Certificate Charges

        (d)      Commissions....................................   Distribution of the Contract

        (e)      Fund Expenses..................................   The Funds

        (f)      Operating Expenses.............................   Summary of Expenses


7.      General Description of Variable Annuity Contracts

        (a)      Persons with Rights............................   The Contract; Surrenders; Contract Loans; Death
                                                                   Benefit; Voting Rights

        (b)       (i)    Allocation of Premium Payments.........   Enrollment and Purchase Payments

                  (ii)   Transfers..............................   Transfers

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                  (iii)  Exchanges..............................   Additions, Deletions or Substitutions

        (c)      Changes........................................   Not Applicable

        (d)      Inquiries......................................   Contacting the Company

8.      Annuity Period..........................................   Settlement Options

9.      Death Benefit...........................................   Death Benefit

10.     Purchases and Contract Values

        (a)      Purchases......................................   Enrollment and Purchase Payments

        (b)      Valuation......................................   Fixed Account Value; Variable Account Value

        (c)      Daily Calculation..............................   Accumulation Unit Value; Net Investment Factor

        (d)      Underwriter....................................   Distribution of the Contract

11.     Redemptions

        (a)      By Contract Owners.............................   Surrender Value; Systematic Withdrawal
                                                                   Option

                 By Annuitant...................................   Not Applicable

        (b)      Texas ORP......................................   Texas Optional Retirement Program

        (c)      Check Delay....................................   Suspension or Delay in Payment of Surrender Value

        (d)      Free Look......................................   Not Applicable

12.     Taxes...................................................   Federal Tax Matters

13.     Legal Proceedings.......................................   Legal Proceedings

14.     Table of Contents of the Statement of Additional           Statement of Additional Information
        Information.............................................

                                     PART B
                                     ------
        Item of Form N-4                                           Statement of Additional
        ----------------                                           Information Caption
                                                                   -----------------------

15.     Cover Page..............................................   Cover Page

16.     Table of Contents.......................................   Table of Contents

17.     General Information and                                    General Information and History
        History.................................................

18.     Services

        (a)      Fees and Expenses of Registrant................   (Prospectus) Summary of Expenses

        (b)      Management Contracts...........................   Not Applicable

        (c)      Custodian......................................   Not Applicable

                 Independent Auditors...........................   Experts

        (d)      Assets of Registrant...........................   Not Applicable


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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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        (e)      Affiliated Person..............................   Not Applicable

        (f)      Principal Underwriter..........................   Not Applicable

19.     Purchase of Securities Being Offered....................   (Prospectus) Distribution of the Contract

        Offering Sales Load.....................................   (Prospectus) Contingent Deferred Sales Charge

20.     Underwriters............................................   Distribution of the Contract

21.     Calculation of Performance Data

        (a)      Money Market Funded Sub-Accounts...............   Money Market Sub-Account Yield Calculation

        (b)      Other Sub-Accounts.............................   Other Sub-Account Yield Calculation

22.     Annuity Payments........................................   (Prospectus) Fixed Dollar Annuity Benefit;
                                                                   Variable Dollar Annuity Benefit

23.     Financial Statements....................................   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.




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                                    Page iv

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT A
                                       OF
              ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
                                   PROSPECTUS
                                     FOR THE
                         COMMODORE NAUTICUS(REGISTERED)
                     GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY
                                    ISSUED BY
                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
           P.O. BOX 5423, CINCINNATI, OHIO 45201-5423, (800) 789-6771


This Prospectus describes The Commodore Nauticus(Registered) Group Flexible Premium Deferred Annuity Contract (the "Contract") issued by Annuity Investors Life Insurance Company (the "Company") and the Certificates of Participation under the Contract ("Certificates").

A Certificate provides for the accumulation of an Account Value on a fixed or variable basis, or a combination of both. The Certificate also provides for the payment of periodic annuity payments on a fixed or variable basis, or a combination of both. If the variable basis is chosen, Annuity Benefit values will be held in Annuity Investors(Registered) Variable Account A (the "Separate Account") and will vary according to the investment performance of the mutual funds in which the Separate Account invests. If the fixed basis is chosen, periodic annuity payments from the Company's general account will be fixed and will not vary.

The Separate Account is divided into Sub-Accounts. The Separate Account uses its assets to purchase, at their net asset value, shares of designated registered investment companies or portfolios thereof (each, a "Fund"). The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series Aggressive Growth Portfolio, (2) Janus Aspen Series Worldwide Growth Portfolio, (3) Janus Aspen Series Balanced Portfolio; (4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable Investment Fund-Growth and Income Portfolio; (6) Dreyfus Variable Investment Fund Small Cap Portfolio; (7) The Dreyfus Socially Responsible Growth Fund, Inc.; (8) Dreyfus Stock Index Fund; (9) Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund; (10) Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio; (14) PBHG Insurance Series Fund, Inc.-PBHG Technology & Communications Portfolio; (15) Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio; (16) Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio; and (17) Strong Opportunity Fund II, Inc.

This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contract is available free of charge by writing to the Company's Administrative Office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. Alternatively, you may access the Statement of Additional Information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts or the Company) at the Securities and Exchange Commission's Web site http://www.sec.gov. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus. The Company may make the Statement of Additional Information available in one or more formats at any given time, including in electronic format.


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                                    Page 1
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                                      * * *

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                     THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES REGULATORY AUTHORITIES
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY
            OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


                                      * * *


                    Please Read this Prospectus Carefully and
                         Retain It for Future Reference.
                   The Date of this Prospectus is May 1, 1998.

 This Prospectus may be supplemented from time to time. The Company may make the Prospectus and/or any supplements thereto available in one or more formats at any given time, including in electronic format.



This Prospectus Does Not Constitute An Offering In Any Jurisdiction In Which Such Offering May Not Lawfully Be Made. No Dealer, Salesperson, Or Other Person Is Authorized To Give Any Information Or Make Any Representations In Connection With This Offering Other Than Those Contained In This Prospectus, And, If Given Or Made, Such Other Information Or Representations Must Not Be Relied Upon.

Variable Annuity Contracts Are Not Deposits Or Obligations Of, Or Endorsed Or Guaranteed By, Any Financial Institution, Nor Are They Federally Insured Or Otherwise Protected By The Federal Deposit Insurance Corporation, The Federal Reserve Board, Or Any Other Agency; They Are Subject To Investment Risks, Including Possible Loss Of Principal Investment.

This Prospectus Is Valid Only When Accompanied By The Current Prospectus For Each Underlying Fund. Both This Prospectus And The Underlying Fund Prospectuses Should Be Read And Retained For Future Reference.



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                                     Page 2

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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
DEFINITIONS....................................................................6

HIGHLIGHTS.....................................................................8
         The Contract and Certificates.........................................8
         The Separate Account..................................................8
         The Fixed Account.....................................................8
         Transfers Before the Annuity Commencement Date........................8
         Surrenders............................................................9
         Contingent Deferred Sales Charge ("CDSC").............................9
         Other Charges and Deductions..........................................9
         Annuity Benefits......................................................9
         Death Benefit.........................................................9
         Federal Income Tax Consequences.......................................9
         Right to Cancel.......................................................9
         Contacting the Company................................................9

CONDENSED FINANCIAL INFORMATION...............................................11
         Standard Contracts...................................................11
         Enhanced Contracts...................................................13

SUMMARY OF EXPENSES...........................................................15
         Participant Transaction Expenses.....................................15
         Annual Expenses......................................................16
         Examples.............................................................18

FINANCIAL STATEMENTS..........................................................19

THE FUNDS.....................................................................19
         Janus Aspen Series...................................................20
                  Aggressive Growth Portfolio.................................20
                  Worldwide Growth Portfolio..................................20
                  Balanced Portfolio..........................................20
         Dreyfus Funds........................................................20
                  Capital Appreciation Portfolio (Dreyfus Variable Investment
                  Fund).......................................................20
                  Growth and Income Portfolio (Dreyfus Variable Investment
                  Fund).......................................................20
                  Small Cap Portfolio (Dreyfus Variable Investment Fund)......20
                  The Dreyfus Socially Responsible Growth Fund, Inc...........20
                  Dreyfus Stock Index Fund....................................20
         Merrill Lynch Variable Series Funds, Inc.............................21
                  Basic Value Focus Fund......................................21
                  Global Strategy Focus Fund..................................21
                  High Current Income Fund....................................21
                  Domestic Money Market Fund..................................21
         Strong Opportunity Fund II, Inc......................................21
                  Strong Opportunity Fund II..................................21
         Morgan Stanley Universal Funds, Inc..................................21
                  U.S. Real Estate Portfolio..................................21
                  Fixed Income Portfolio......................................22
         PBHG Insurance Series Fund, Inc......................................22
                  PBHG Growth II Portfolio....................................22
                  PBHG Technology & Communications Portfolio..................22
         Additions, Deletions, or Substitutions...............................22

PERFORMANCE INFORMATION.......................................................23
         Yield Data...........................................................23
         Total Return Data....................................................23
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                                     Page 3
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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ANNUITY INVESTORS LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT.............24
         Annuity Investors Life Insurance Company.............................24
         Published Ratings....................................................25
         Year 2000............................................................25
         The Separate Account.................................................25

THE FIXED ACCOUNT.............................................................25
         Fixed Account Options................................................27
         Renewal of Fixed Account Options.....................................27

THE CONTRACT..................................................................27
         Right to Cancel......................................................27

ENROLLMENT AND PURCHASE PAYMENTS..............................................28
         Purchase Payments....................................................28
         Allocation of Purchase Payments......................................28

ACCOUNT VALUE.................................................................28
         Fixed Account Value..................................................28
         Variable Account Value...............................................28
         Accumulation Unit Value..............................................30
         Net Investment Factor................................................30

TRANSFERS.....................................................................30
         Telephone Transfers..................................................31
         Dollar Cost Averaging................................................31
         Portfolio Rebalancing................................................31
         Interest Sweep.......................................................32
         Principal Guarantee Option...........................................32
         Changes By the Company...............................................32

SURRENDERS....................................................................32
         Surrender Value......................................................32
         Suspension or Delay in Payment of Surrender Value....................33
         Free Withdrawal Privilege............................................33
         Systematic Withdrawal................................................33

CONTRACT LOANS................................................................35

DEATH BENEFIT.................................................................35
         Death of Participant.................................................35
         Death Benefit........................................................35
         Beneficiary..........................................................37

CHARGES AND DEDUCTIONS........................................................37
         Contingent Deferred Sales Charge.....................................37
         Maintenance and Administrative Charges...............................38
         Mortality and Expense Risk Charge....................................39
         Premium Taxes........................................................39
         Transfer Fee.........................................................39
         Fund Expenses........................................................39
         Reduction or Elimination of Contract and Certificate Charges.........40

SETTLEMENT OPTIONS............................................................40
         Annuity Commencement Date............................................40
         Election of Settlement Option........................................40
         Annuity Benefit......................................................40
         Fixed Dollar Annuity Benefit.........................................40
         Variable Dollar Annuity Benefit......................................41
         Transfers After the Annuity Commencement Date........................41
         Annuity Transfer Formula.............................................41

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                                     Page 4
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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         Settlement Options...................................................42
         Minimum Amounts......................................................42
         Settlement Option Tables.............................................43

GENERAL PROVISIONS............................................................43
         Non-participating....................................................43
         Misstatement of Age..................................................43
         Proof of Existence and Age...........................................43
         Facility of Payment..................................................43
         Transfer and Assignment..............................................43
         Annuity Data.........................................................43
         Annual Report........................................................43
         Incontestability.....................................................43
         Entire Contract......................................................43
         Changes in the Contract..............................................44
         Notices and Directions...............................................44

FEDERAL TAX MATTERS...........................................................45
         Introduction.........................................................45
         Taxation of Annuities In General.....................................45
         Surrenders...........................................................45
                  Qualified Contracts.........................................45
                  Non-Qualified Contracts.....................................45
         Annuity Benefit Payments.............................................45
         Penalty Tax..........................................................46
         Taxation of Death Benefit Proceeds...................................46
         Transfers, Assignments, or Exchanges of Contracts....................46
         Qualified Contracts - General........................................46
                  Individual Retirement Annuities.............................46
                  Tax-Sheltered Annuities.....................................46
                  Texas Optional Retirement Program...........................46
                  Pension and Profit Sharing Plans............................46
         Certain Deferred Compensation Plans..................................48
         Withholding..........................................................48
         Possible Changes in Taxation.........................................48
         Other Tax Consequences...............................................48
         General..............................................................48

DISTRIBUTION OF THE CONTRACT..................................................48

LEGAL PROCEEDINGS.............................................................50

VOTING RIGHTS.................................................................50

AVAILABLE INFORMATION.........................................................50

STATEMENT OF ADDITIONAL INFORMATION...........................................53


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                                     Page 5
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                                   DEFINITIONS

ACCOUNT(S):  The Sub-Account(s) and/or the Fixed Account options.

ACCOUNT VALUE: The aggregate value of the Participant's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of the Participant's interest in all Sub-Accounts is the "Variable Account Value," and the value of the Participant's interest in all Fixed Account options is the "Fixed Account Value."

ACCUMULATION PERIOD: The period prior to the Annuity Commencement Date during which the Participant is eligible for benefits under the Contract.

ACCUMULATION UNIT: The unit of measurement used to calculate the value of the Sub-Account(s) prior to the Annuity Commencement Date. The value of an Accumulation Unit is referred to as an "Accumulation Unit Value" or "Accumulation UV."

ADMINISTRATIVE OFFICE: The home office of the Company or any other office the Company may designate for administration.

AGE:  Age as of most recent birthday.

ANNUITANT: The Annuitant is the Participant and is the person on whose life Annuity Benefit payments are based.

ANNUITY BENEFIT: Periodic payments made by the Company under a Settlement Option, which payments commence on or after the Annuity Commencement Date and continue during the Annuity Payment Period, for the life of a person or for a specific period. A Variable Dollar Annuity Benefit will provide payments that vary in amount. Fixed Dollar Annuity Benefit payments remain constant.

ANNUITY COMMENCEMENT DATE: The date on which Annuity Benefits are to begin.

ANNUITY PAYMENT PERIOD: The period commencing with the Annuity Commencement Date, during which Annuity Benefits are payable under the Contract with respect to a Participant's participation interest.

ANNUITY UNIT: The unit of measurement used to determine the value of any Variable Dollar Annuity Benefit payments after the first Annuity Benefit payment is made by the Company. The value of an Annuity Unit is referred to as an "Annuity Unit Value."

BENEFICIARY: The person or persons entitled to receive the Death Benefit if the Participant dies prior to the Annuity Commencement Date.

CERTIFICATE  ANNIVERSARY:  An annual  anniversary of the  Certificate  Effective
Date.

CERTIFICATE EFFECTIVE DATE: The date shown on the Certificate Specifications page.

CERTIFICATE YEAR: Any period of twelve months commencing on the Certificate Effective Date and on each Certificate Anniversary thereafter.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

CONTRACT OWNER: The person shown as such on the Application for the Contract, the Participant Enrollment Form, the Contract Specifications page and the Certificate Specifications page.

DEATH BENEFIT: The benefit described in the Death Benefit provision of this Prospectus.

DUE PROOF OF DEATH: Any of (1) a certified copy of a death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (4) any other proof satisfactory to the Company.

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                                     Page 6
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUTIY                               PROSPECTUS

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FIXED ACCOUNT:  An account which is part of the Company's  general account,  the values of which are not dependent upon the investment performance of the Sub-Accounts.



FUND: A management investment company or a portfolio thereof, registered under the Investment Company Act of 1940, in which the Separate Account invests.

NET ASSET VALUE: The amount computed by an investment company, no less frequently than each Valuation Period, as the price at which its shares or units, as the case may be, are redeemed in accordance with the rules of the Securities and Exchange Commission.

PARTICIPANT: The person identified on the Certificate Specifications page, who participates in the benefits of the Contract.

PURCHASE PAYMENT: A contribution after the deduction of premium tax, if any, made to the Company in consideration for the Participant's participation under the Contract.

SEPARATE ACCOUNT: Annuity Investors Variable Account A (also referred to as the "Variable Account") which has been established by the Company pursuant to the laws of the State of Ohio.

SETTLEMENT OPTION: The option elected by the Participant for the payment of Annuity Benefits.

SUB-ACCOUNT: The Separate Account is divided into Sub-Accounts, each of which is invested in the shares of a designated Fund.

SURRENDER VALUE: The amount payable under a Certificate if the Certificate is surrendered.

VALUATION PERIOD: The period commencing at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation Date" means each day on which the New York Stock Exchange is open for business.



WRITTEN REQUEST: Information provided, or a request made, that is complete and satisfactory to the Company and in writing, that is sent to the Company on the Company's form or in a form satisfactory to the Company, and that is received by the Company at the Administrative Office. A Written Request is subject to any payment made or any action the Company takes before the Written Request is acknowledged by the Company. A Participant may be required to return his or her Certificate to the Company in connection with a Written Request.

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                                     Page 7







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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                                   HIGHLIGHTS

THE CONTRACT AND CERTIFICATES. The Commodore Nauticus(Registered) Contract described in this Prospectus is designed for use in connection with certain retirement arrangements that qualify for favorable tax treatment under Sections 401, 403, or 457(g) of the Code, and for certain non-tax qualified annuity purchases, including Code Section 457 (other than 457(g)) and non-qualified deferred compensation arrangements.

The Contract Owner is the person shown as such on the Application for the Contract, the Participant Enrollment Form, the Contract Specifications page and the Certificate Specifications page. The Contract is held by the Contract Owner for the benefit of Participants and Beneficiaries. Each participant for whom Purchase Payment(s) are made will participate in the Contract as a Participant. A Participant account will be established for each Participant. Subject to the terms of a Certificate, the Account Value, after certain adjustments, will be applied to the payment of an Annuity Benefit under the Settlement Option elected by the Participant.

The Account Value will depend on the investment experience of the amounts allocated to each Sub-Account of the Separate Account elected by the Participant and/or interest credited on amounts allocated to the Fixed Account option(s) elected. All Annuity Benefits and other values provided under a Certificate when based on the investment experience of the Separate Account Sub-Accounts are variable and are not guaranteed as to dollar amount. Therefore, prior to the Annuity Commencement Date the Participant bears the entire investment risk with respect to amounts allocated to the Separate Account Sub-Accounts under a Certificate.

THERE IS NO GUARANTEED OR MINIMUM SURRENDER VALUE WITH RESPECT TO AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT, SO THE PROCEEDS OF A SURRENDER COULD BE LESS THAN THE TOTAL PURCHASE PAYMENTS.

THE SEPARATE ACCOUNT. Annuity Investors Variable Account A is a separate account of the Company that is divided into Sub-Accounts (See "The Separate Account," page 23.) The Separate Account uses its assets to purchase, at their Net Asset Value, shares of a Fund. The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series Aggressive Growth Portfolio; (2) Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable Investment Fund-Growth and Income Portfolio; (6) Dreyfus Variable Investment Fund-Small Cap Portfolio; (7) The Dreyfus Socially Responsible Growth Fund, Inc.; (8) Dreyfus Stock Index Fund;
(9) Merrill Lynch  Variable  Series  Funds,  Inc.  Basic Value Focus Fund,  (10)
Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio; (14) PBHG Insurance Series Fund, Inc.-PBHG Technology & Communications Portfolio; (15) Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio; (16) Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio; and (17) Strong Opportunity Fund II, Inc.

Each Fund pays its investment adviser and other service providers certain fees charged against the assets of the Fund. The Account Value of a Certificate and the amount of any Annuity Benefits will vary to reflect the investment performance of all the Sub-Accounts elected by the Participant and the deduction of the charges described under "CHARGES AND DEDUCTIONS," page 31. For more information about the Funds, see "THE FUNDS," page 18, and the accompanying Fund prospectuses.

THE FIXED ACCOUNT. The Fixed Account is an account within the Company's general account. There are currently five Fixed Account options available under the Fixed Account: a Fixed Accumulation Account Option and four fixed-term options. Purchase Payments allocated or amounts transferred to the Fixed Account options are credited with interest at a rate declared by the Company's Board of Directors, but in any event at a minimum guaranteed annual rate of 3.0% corresponding to a daily rate of 0.0081%. (See "THE FIXED ACCOUNT," page 23.)

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------


TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE. Prior to the Annuity Commencement Date, the Participant may transfer values between the Separate
Account and the Fixed Account, within the Fixed Account and among the Sub-Accounts, by Written Request to the Company or by telephone in accordance with the Company's telephone transfer rules. (See "TRANSFERS," page 26.)

The Company currently charges a fee of $25 for each transfer ("Transfer Fee") in excess of twelve made during the same Certificate Year. (See "TRANSFERS," page 26.)
--------------------------------------------------------------------------------

                                     Page 8A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS
--------------------------------------------------------------------------------

SURRENDERS. All or part of the Surrender Value of a Certificate may be surrendered by the Participant on or before the Annuity Commencement Date by Written Request to the Company. Amounts surrendered may be subject to a Contingent Deferred Sales Charge ("CDSC") depending upon how long the Purchase Payments to be withdrawn have been held under the Certificate. Amounts withdrawn also may be subject to a premium tax or similar tax, depending upon the jurisdiction in which the Participant lives. Surrenders may be subject to a 10% premature distribution penalty tax if made before the Participant reaches age 59 1/2. Surrenders may further be subject to federal, state or local income tax law restrictions. (See "FEDERAL TAX MATTERS," page 38.)

CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A CDSC may be imposed on amounts surrendered. The maximum CDSC is 7% for each Purchase Payment. That percentage decreases by 1% annually to 0% after year seven. The CDSC may be reduced or waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 31.)

OTHER CHARGES AND DEDUCTIONS. The Company deducts a daily charge ("Mortality and Expense Risk Charge") at an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account. In connection with certain Contracts that allow the Company to incur reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer a Contract with a Mortality and Expense Risk Charge at an effective annual rate of 0.95% of the daily Net Asset Value of each Sub-Account ("Enhanced Contract"). The Mortality and Expense Risk Charge is not assessed against the Fixed Account options. (See "CHARGES AND DEDUCTIONS," page 31.)

The Company deducts a Certificate maintenance charge each year ("Certificate Maintenance Fee"). This Fee is currently $25 and is deducted from a
Participant's Variable Account Value on each Certificate Anniversary. The Certificate Maintenance Fee may be waived under certain circumstances. The Contract Maintenance Fee is not assessed against the Fixed Account options. (See "CHARGES AND DEDUCTIONS," page 31.)

Charges for premium taxes may be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges may be deducted from Purchase Payments, from surrenders, and from other payments made under the Certificate. (See "CHARGES AND DEDUCTIONS," page 31.)

ANNUITY BENEFITS. Annuity Benefits are paid on a fixed or variable basis, or a combination of both. (See "Annuity Benefit," page 34.)

DEATH BENEFIT. The Certificate provides for the payment of a Death Benefit if the Participant dies prior to the Annuity Commencement Date. The Death Benefit may be paid in one lump sum or pursuant to any available Settlement Option offered under the Certificate. (See "DEATH BENEFIT," page 30.)

FEDERAL INCOME TAX CONSEQUENCES. A Participant generally should not be taxed on increases in the Account Value until a distribution under the Certificate occurs (e.g., a surrender or Annuity Benefit) or is deemed to occur (e.g., a loan in default). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. In addition, a 10% federal penalty tax may apply to certain distributions. (See "FEDERAL TAX MATTERS," page 38.)

RIGHT TO CANCEL. Where required by state law, a Participant may cancel his or her Certificate by giving the Company written notice of cancellation and returning the Certificate before midnight of the twentieth day (or longer if required by state law) after receipt. (See "Right to Cancel," page 24.)

CONTACTING THE COMPANY. All Written Requests and any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. All inquiries should include the Certificate Number and the Participant's name.

NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS. PLEASE REFER TO THE FUND PROSPECTUSES FOR DETAILED INFORMATION ABOUT THE FUNDS. THE REQUIREMENTS OF A PARTICULAR RETIREMENT PLAN, AN ENDORSEMENT TO THE CONTRACT OR CERTIFICATE, OR LIMITATIONS OR PENALTIES IMPOSED BY THE CODE OR THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974, AS AMENDED, MAY IMPOSE ADDITIONAL LIMITS OR RESTRICTIONS ON PURCHASE PAYMENTS, SURRENDERS, DISTRIBUTIONS, BENEFITS, OR ON OTHER PROVISIONS OF THE CONTRACT OR THE CERTIFICATES THEREUNDER. THIS PROSPECTUS DOES NOT DESCRIBE SUCH LIMITATIONS OR RESTRICTIONS. (SEE "FEDERAL TAX MATTERS," PAGE 38.)

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

The following table gives per unit information about the financial history of each Sub-Account of the Separate Account from inception to December 31, 1997.
This information should be read in conjunction with the Separate Account financial statements (including the notes thereto) included in the Statement of Additional Information.

STANDARD CONTRACTS
                                                   1997             1996              1995
                                                   ----             ----              ----
DREYFUS VARIABLE INVESTMENT FUND:
    CAPITAL APPRECIATION PORTFOLIO
    Accumulation UV - beginning                12.330543         9.944353        10.000000(1)
    Accumulation UV - ending                   15.594553        12.330543         9.944353
    Accumulated units at year end            247,118.575       33,424.286            0.000

    GROWTH AND INCOME PORTFOLIO
    Accumulation UV - beginning               10.000000(2)            N/A               N/A
    Accumulation UV - ending                  11.475350               N/A               N/A
    Accumulated units at year end            48,865.286               N/A               N/A

    SMALL CAP PORTFOLIO
    Accumulation UV - beginning               10.000000(2)            N/A               N/A
    Accumulation UV - ending                  12.145032               N/A               N/A
    Accumulated units at year end            86,150.930               N/A               N/A

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.
Accumulation UV - beginning                    11.924561         9.960199        10.000000(1)
Accumulation UV - ending                       15.126449        11.924561         9.960199
Accumulated units at year end                132,957.488       15,316.028            0.000

DREYFUS STOCK INDEX FUND
Accumulation UV - beginning                    12.092195         9.992509        10.000000(1)
Accumulation UV - ending                       15.879169        12.092195         9.992509
Accumulated units at year end                324,713.323       29,203.177            0.000

JANUS ASPEN SERIES:

    AGGRESSIVE GROWTH PORTFOLIO
    Accumulation UV - beginning                10.979832        10.299246        10.000000(1)
    Accumulation UV - ending                   12.217744        10.979832        10.299246
    Accumulated units at year end            207,227.419       52,219.342            0.000

    WORLDWIDE GROWTH PORTFOLIO
    Accumulation UV - beginning                13.048360        10.239284        10.000000(1)
    Accumulation UV - ending                   15.742391        13.048360        10.239284
    Accumulated units at year end            425,739.592       50,730.352            0.000

    BALANCED PORTFOLIO
    Accumulation UV - beginning                11.670308        10.171211        10.000000(1)
    Accumulation UV - ending                   14.073772        11.670308        10.171211
    Accumulated units at year end            409,917.307       49,603.384            0.000

    SHORT-TERM BOND PORTFOLIO3
    Accumulation UV - beginning                10.332080        10.061754        10.000000(1)
    Accumulation UV - ending                   10.890671        10.332080        10.061754
    Accumulated units at year end              3,967.559        4,216.270            0.000

--------------------
1 Effective December 7, 1995 on Separate Account commencement date.
2 Effective May 1, 1997 on effective date of Post-Effective Amendment  No. 1  to
  Registration Statement.
3 Because  this  Sub-Account  was  eliminated  effective  May 1, 1997,  Purchase
  Payments may no longer be allocated to it.
--------------------------------------------------------------------------------
                                    Page 10

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                                                        1997             1996              1995
                                                        ----             ----              ----

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

    BASIC VALUE FOCUS FUND
    Accumulation UV - beginning                    12.094664        10.147434        10.000000(1)
    Accumulation UV - ending                       14.408954        12.094664        10.147434
    Accumulated units at year end                 68,181.594        6,820.503            0.000

    GLOBAL STRATEGY FOCUS FUND
    Accumulation UV - beginning                    11.294096        10.105242        10.000000(1)
    Accumulation UV - ending                       12.486612        11.294096        10.105242
    Accumulated units at year end                 17,615.512        2,114.707            0.000

    HIGH CURRENT INCOME FUND
    Accumulation UV - beginning                    11.119068        10.118436        10.000000(1)
    Accumulation UV - ending                       12.189961        11.119068        10.118436
    Accumulated units at year end                 65,756.981        6,837.357            0.000

    DOMESTIC MONEY MARKET FUND
    Accumulation UV - beginning                     1.041216         1.002475         1.000000(1)
    Accumulation UV - ending                        1.079946         1.041216         1.002475
    Accumulated units at year end                697,535.841      325,331.820            0.000

PBHG INSURANCE SERIES FUND, INC.:

    PBHG GROWTH II PORTFOLIO
    Accumulation UV - beginning                   10.000000(2)            N/A               N/A
    Accumulation UV - ending                      10.661135               N/A               N/A
    Accumulated units at year end                15,905.540               N/A               N/A

    PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
    Accumulation UV - beginning                   10.000000(2)            N/A               N/A
    Accumulation UV - ending                      10.323925               N/A               N/A
    Accumulated units at year end                51,276.959               N/A               N/A

MORGAN STANLEY UNIVERSAL FUNDS, INC.:
    U.S. REAL ESTATE PORTFOLIO
    Accumulation UV - beginning                   10.000000(2)            N/A               N/A
    Accumulation UV - ending                      12.291156               N/A               N/A
    Accumulated units at year end                19,438.406               N/A               N/A

    FIXED INCOME PORTFOLIO
    Accumulation UV - beginning                   10.000000(2)            N/A               N/A
    Accumulation UV - ending                      10.740991               N/A               N/A
    Accumulated units at year end                 7,144.949               N/A               N/A

STRONG OPPORTUNITY FUND II, INC.:
Accumulation UV - beginning                       10.000000(2)            N/A               N/A
Accumulation UV - ending                           12.311565              N/A               N/A
Accumulated units at year end                     35,542.297              N/A               N/A


--------------------------------------------------------------------------------
                                    Page 11


GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------


ENHANCED CONTRACTS(4)

                                                      1997             1996              1995
                                                      ----             ----              ----
DREYFUS VARIABLE INVESTMENT FUND:

    CAPITAL APPRECIATION PORTFOLIO
    Accumulation UV - beginning                  12.369954         9.946124        10.000000(1)
    Accumulation UV - ending                     15.690822        12.369954         9.946124
    Accumulated units at year end                3,990.613          313.603            0.000

    GROWTH AND INCOME PORTFOLIO
    Accumulation UV - beginning                 10.000000(2)            N/A              N/A
    Accumulation UV - ending                    11.498113               N/A              N/A
    Accumulated units at year end                   5.708               N/A              N/A

    SMALL CAP PORTFOLIO
    Accumulation UV - beginning                 10.000000(2)            N/A              N/A
    Accumulation UV - ending                    12.169119               N/A              N/A
    Accumulated units at year end               1,993.698               N/A              N/A

THE DREYFUS SOCIALLY RESPONSIBLE
    GROWTH FUND, INC.
Accumulation UV - beginning                     11.962818          9.962000        10.000000(1)
Accumulation UV - ending                        15.220020         11.962818         9.962000
Accumulated units at year end                   5,460.625             0.000            0.000

DREYFUS STOCK INDEX FUND
Accumulation UV - beginning                      12.130821         9.994303        10.000000(1)
Accumulation UV - ending                         15.977173        12.130821          9.994303
Accumulated units at year end                    4,263.339          600.306             0.000

JANUS ASPEN SERIES:

    AGGRESSIVE GROWTH PORTFOLIO
    Accumulation UV - beginning                  11.015008        10.301075        10.000000(1)
    Accumulation UV - ending                     12.293313        11.015008        10.301075
    Accumulated units at year end                1,754.459        1,910.271            0.000

    WORLDWIDE GROWTH PORTFOLIO
    Accumulation UV - beginning                  13.090061        10.241132        10.000000(1)
    Accumulation UV - ending                     15.839608        13.090061        10.241132
    Accumulated units at year end                3,070.952          272.267            0.000

    BALANCED PORTFOLIO
    Accumulation UV - beginning                  11.707739        10.173040        10.000000(1)
    Accumulation UV - ending                     14.160835        11.707739        10.173040
    Accumulated units at year end                8,896.063        1,024.467            0.000

    SHORT-TERM BOND PORTFOLIO(3)
    Accumulation UV - beginning                  10.365199        10.063557        10.000000(1)
    Accumulation UV - ending                     10.958058        10.365199        10.063557
    Accumulated units at year end                2,091.259           17.440            0.000


------------------
(4) Enchanced Contracts have an annual mortality and expense risk charge of 0.95%.


--------------------------------------------------------------------------------
                                    Page 12

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                                                           1997             1996              1995
                                                           ----             ----              ----
MERRILL LYNCH VARIABLE SERIES FUNDS INC.:

    BASIC VALUE FOCUS FUND
    Accumulation UV - beginning                       12.133299        10.149258        10.000000(1)
    Accumulation UV - ending                          14.497904        12.133299        10.149258
    Accumulated units at year end                     2,123.159           96.296            0.000

    GLOBAL STRATEGY FOCUS FUND
    Accumulation UV - beginning                       11.330202        10.107054        10.000000(1)
    Accumulation UV - ending                          12.563763        11.330202        10.107054
    Accumulated units at year end                     1,186.434           30.061            0.000

    HIGH CURRENT INCOME FUND
    Accumulation UV - beginning                       11.148637        10.120248        10.000000(1)
    Accumulation UV - ending                          12.258690        11.148637        10.120248
    Accumulated units at year end                     1,036.359          255.389            0.000

    DOMESTIC MONEY MARKET FUND
    Accumulation UV - beginning                        1.045819         1.002655         1.000000(1)
    Accumulation UV - ending                           1.087469         1.045819         1.002655
    Accumulated units at year end                    10,686.456        1,260.991            0.000

PBHG INSURANCE SERIES FUND, INC.:

    PBHG GROWTH II PORTFOLIO
    Accumulation UV - beginning                      10.000000(2)            N/A              N/A
    Accumulation UV - ending                         10.682296               N/A              N/A
    Accumulated units at year end                      496.211               N/A              N/A

    PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
    Accumulation UV - beginning                      10.000000(2)            N/A              N/A
    Accumulation UV - ending                         10.344412               N/A              N/A
    Accumulated units at year end                      156.518               N/A              N/A

MORGAN STANLEY UNIVERSAL FUNDS, INC.:

    U.S. REAL ESTATE PORTFOLIO
    Accumulation UV - beginning                      10.000000(2)            N/A              N/A
    Accumulation UV - ending                         12.315552               N/A              N/A
    Accumulated units at year end                        0.000               N/A              N/A

    FIXED INCOME PORTFOLIO
    Accumulation UV - beginning                      10.000000(2)            N/A              N/A
    Accumulation UV - ending                         10.762308               N/A              N/A
    Accumulated units at year end                        0.000               N/A              N/A

STRONG OPPORTUNITY FUND II, INC.
Accumulation UV - beginning                          10.000000(2)            N/A              N/A
Accumulation UV - ending                             12.335975               N/A              N/A
Accumulated units at year end                            0.000               N/A              N/A


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                               SUMMARY OF EXPENSES

PARTICIPANT TRANSACTION EXPENSES.

================================================================================
Sales Load Imposed on Purchase Payments                                     NONE
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)
         Certificate Years since Purchase Payment Receipt
--------------------------------------------------------------------------------
                  less than 1 year                                            7%
--------------------------------------------------------------------------------
                  1 year but less than 2 years                                6%
--------------------------------------------------------------------------------
                  2 years but less than 3 years                               5%
--------------------------------------------------------------------------------
                  3 years but less than 4 years                               4%
--------------------------------------------------------------------------------
                  4 years but less than 5 years                               3%
--------------------------------------------------------------------------------
                  5 years but less than 6 years                               2%
--------------------------------------------------------------------------------
                  6 years but less than 7 years                               1%
--------------------------------------------------------------------------------
                  7 years or more                                             0%
--------------------------------------------------------------------------------
Surrender Fees                                                              NONE
--------------------------------------------------------------------------------
Transfer Fee(5)                                                              $25
--------------------------------------------------------------------------------
Annual Certificate Maintenance Fee                                           $25
================================================================================

----------------------

5 The first twelve transfers in a Certificate Year are free. Thereafter, a $25 fee will be charged on each subsequent transfer.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

ANNUAL EXPENSES. The purpose of these tables is to assist a Participant in understanding the various costs and expenses that the Participant will bear directly and indirectly with respect to investment in the Separate Account. The tables reflect expenses of each Sub-Account as well as of the Funds in which the Separate Account invests. See "CHARGES AND DEDUCTIONS," page 31 of this Prospectus and the accompanying prospectus for the applicable Fund for a more complete description of the various costs and expenses. Information regarding each underlying Fund has been provided to the Company by each Fund, and the Company has not independently verified such information. In addition to the expenses listed above, premium taxes may be applicable. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT         JANUS A.S.       JANUS A.S.        JANUS A.S.       DREYFUS V.I.F.    DREYFUS V.I.F.   DREYFUS V.I.F.
ANNUAL EXPENSES(6) (as a AGGRESSIVE       WORLDWIDE         BALANCED         GROWTH AND        SMALL CAP        CAPITAL
percentage of average    GROWTH           GROWTH            PORTFOLIO(7)     INCOME            PORTFOLIO        APPRECIATION
                         PORTFOLIO(7)     PORTFOLIO(7)      ---------        PORTFOLIO         ---------        PORTFOLIO
Separate Account         ---------        ---------                          ---------                          ---------
assets)
---------------------------------------------------------------------------------------------------------------------------------
  Mortality and
  Expense Risk
  Charge                   1.25%            1.25%             1.25%            1.25%             1.25%            1.25%
---------------------------------------------------------------------------------------------------------------------------------
  Administration
  Charge                   0.00%            0.00%             0.00%            0.00%             0.00%            0.00%
---------------------------------------------------------------------------------------------------------------------------------
  Other Fees and
  Expenses of the
  Separate Account         0.00%            0.00%             0.00%            0.00%             0.00%            0.00%
---------------------------------------------------------------------------------------------------------------------------------
  Total Separate
  Account Annual
  Expenses                 1.25%            1.25%             1.25%            1.25%             1.25%            1.25%
---------------------------------------------------------------------------------------------------------------------------------
FUND ANNUAL  EXPENSES(8) (as a  percentage  of Fund average net assets after fee waiver and/or expense reimbursement, if any)
---------------------------------------------------------------------------------------------------------------------------------
  Management Fees          0.73%            0.66%             0.76%            0.75%             0.75%            0.75%
---------------------------------------------------------------------------------------------------------------------------------
  Other Expenses           0.03%            0.08%             0.07%            0.05%             0.03%            0.05%
---------------------------------------------------------------------------------------------------------------------------------
  Total Fund Annual
  Expenses                 0.76%            0.74%             0.83%            0.80%             0.78%            0.80%
---------------------------------------------------------------------------------------------------------------------------------

---------------------
(6)    Annual expenses are the same for each  Sub-Account.  These expenses are based on expenses incurred for the fiscal year ended December 31, 1997.
(7)    The  management fee for each of these  Portfolios  reflects the new rate applied to net assets as of December 31,
1997.  Other expenses are based on gross expenses of the Shares before expense offset  arrangements  for the fiscal year
December 31, 1997. Fee reductions  for the Aggressive  Growth,  Worldwide  Growth,  and Balanced  Portfolios  reduce the management fee to the level of the corresponding  Janus retail fund. Without such reductions,  the Management Fee, Other
Expenses and total  Operating  Expenses for the Shares would have been  0.074%,  0.04% and 0.78% for  Aggressive  Growth
Portfolio;  0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio;  and 0.77%,  0.06% and 0.83% for Balanced  Portfolio,
respectively.  Janus  Capital may modify or terminate the waivers or reductions at any time upon at least 90 days notice to the Trustees.
       (8) Data for each Fund are for its fiscal year ended  December 31, 1997.  Actual  expenses in future years may be higher or lower.


--------------------------------------------------------------------------------

GROWTH FLEXIBLE PREMIUM DEFERRED ANNUITY                              PROSPECTUS

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 SEPARATE ACCOUNT         THE DREYFUS
 ANNUAL EXPENSES(6)       SOCIALLY                            MERRILL LYNCH    MERRILL LYNCH     MERRILL LYNCH    MERRILL LYNCH
 (as a percentage of      RESPONSIBLE                         V.S.F. BASIC     V.S.F. GLOBAL     V.S.F. HIGH      V.S.F.
  average Separate        GROWTH FUND,     DREYFUS STOCK      VALUE FOCUS      STRATEGY          CURRENT          DOMESTIC MONEY
  Account assets)         INC.             INDEX FUND         FUND             FOCUS FUND        INCOME FUND      MARKET FUND
                          -----------      ----------         -------------    -------------     ------------     --------------
----------------------------------------------------------------------------------------------------------------------------------
   Mortality and
   Expense Risk Charge      1.25%            1.25%             1.25%            1.25%             1.25%            1.25%
----------------------------------------------------------------------------------------------------------------------------------
   Administration Charge    0.00%            0.00%             0.00%            0.00%             0.00%            0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Fees and
   Expenses of the
   Separate Account         0.00%            0.00%             0.00%            0.00%             0.00%            0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Total Separate
   Account Annual
   Expenses                 1.25%            1.25%             1.25%            1.25%             1.25%            1.25%
----------------------------------------------------------------------------------------------------------------------------------
FUND ANNUAL  EXPENSES 8  (as a  percentage  of Fund average net assets after fee waiver and/or expense reimbursement, if any)
----------------------------------------------------------------------------------------------------------------------------------
   Management Fees        0.75%            0.25%             0.60%            0.65%             0.48%            0.50%
----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses         0.07%            0.03%             0.05%            0.08%             0.06%            0.04%
----------------------------------------------------------------------------------------------------------------------------------
   Total Fund Annual
   Expenses               0.82%            0.28%             0.65%            0.73%             0.54%            0.54%
==================================================================================================================================
==================================================================================================================================
 SEPARATE ACCOUNT        STRONG           MORGAN STANLEY       MORGAN STANLEY -     PBHG INSURANCE      PBHG INSURANCE
 ANNUAL EXPENSES(6)      OPPORTUNITY      U.S. REAL ESTATE     FIXED INCOME         SERIES FUND, INC.   SERIES FUND, INC.-
 (as a percentage of     FUND II, INC.    PORTFOLIO(9)         PORTFOLIO(9)         - PBHG GROWTH       PBHG TECHNOLOGY &
 average Separate        -------------    ---------            ---------            II PORTFOLIO(10)    COMMUNICATIONS
 Account  assets)                                                                   ---------------     PORTFOLIO(10)
                                                                                                        ------------------
----------------------------------------------------------------------------------------------------------------------------------
   Mortality and
   Expense Risk
   Charge                  1.25%            1.25%                1.25%                1.25%               1.25%
----------------------------------------------------------------------------------------------------------------------------------
   Administration
   Charge                  0.00%            0.00%                0.00%                0.00%               0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Fees and
   Expenses of the
   Separate Account        0.00%            0.00%                0.00%                0.00%               0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Total Separate
   Account Annual
   Expenses                1.25%            1.25%                1.25%                1.25%               1.25%
----------------------------------------------------------------------------------------------------------------------------------
FUND ANNUAL  EXPENSES(8) (as a  percentage  of Fund average net assets after fee waiver and/or expense reimbursement, if any)
----------------------------------------------------------------------------------------------------------------------------------
   Management Fees        1.00%            0.00%                0.00%                0.00%               0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses         0.15%            1.10%                0.70%                1.20%               1.20%
----------------------------------------------------------------------------------------------------------------------------------
   Total Fund Annual
   Expenses               1.15%            1.10%                0.70%                1.20%               1.20%
==================================================================================================================================

--------------------------------------------------------------------------------
                                    Page 16

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

-------------------

(9) The information for each Portfolio is net of fee waivers or reimbursements from MSAM or MAS. Absent such waivers and reimbursements "Management Fees", "Other Expenses" and "Total Fund Annual Expenses," respectively, would have been as follows: U.S. Real Estate Portfolio - 0.80%, 1.52%, 2.32%; Fixed Income Portfolio - 0.40%, 1.31%, 1.71%. MSAM or MAS may terminate this voluntary waiver at any time in their sole discretion.

(10) The adviser has voluntarily agreed to waive or limit its fees or assume other expenses of the PBHG Insurance Series Fund, Inc.--PBHG Technology & Communications Portfolio and PBHG Growth II Portfolio through December 31, 1998, so that total operating expenses of each Portfolio will not exceed 1.20% of average daily net assets. Such waiver or expense reimbursements by the adviser are subject to repayment by the Portfolio in future years if such repayment can be achieved without an increase in the total operating expenses of the Portfolio above 1.20% of average daily net assets. Absent such fee waiver or expense reimbursement, Management Fees and Total Operating Expenses for the PBHG Technology & Communication Portfolio would have been 0.85% and 5.09%, respectively and for the PBHG Growth II Portfolio would have been 0.85% and 4.38%, respectively for the period ended December 31, 1997.



--------------------------------------------------------------------------------
                                    Page 16A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

EXAMPLES. The purpose of the examples is to assist an Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly with respect to investment in the Separate Account. The examples reflect expenses of the Separate Account as well as of the Funds in which the Separate Account invests. See "CHARGES AND DEDUCTIONS" on page 31 of this Prospectus and the accompanying prospectus for the applicable Fund for a more complete description of the various costs and expenses.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY SUB-ACCOUNT OR FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES. THE $25 CERTIFICATE MAINTENANCE FEE IS REFLECTED IN THE EXAMPLES AS A CHARGE OF $1.00.

The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between Accounts, and a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The fee tables and examples do not include charges to the Participant for premium taxes.

If the Owner surrenders his or her Contract at the end of the applicable time period, the following expenses will be charged on a $1,000 investment, assuming a 5% annual return on assets:


------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Aggressive Growth Portfolio                      $92           $120          $157          $307
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Worldwide Growth Portfolio                       $92           $120          $156          $304
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Balanced Portfolio                               $92           $123          $161          $316
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Capital Appreciation
Portfolio                                                           $92           $122          $159          $312
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                  $92           $122          $160          $314
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth and Income
Portfolio                                                           $92           $122          $159          $312
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Small Cap Portfolio                $92           $121          $158          $309
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                            $87           $105          $129          $242
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Basic Value Focus
Fund                                                                $91           $117          $150          $292
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Global Strategy
Focus Fund                                                          $91           $120          $155          $303
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-High Current
Income Fund                                                         $90           $113          $144          $277
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Domestic Money
Market Fund                                                         $90           $113          $144          $277
------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                    $96           $133          $179          $357
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate Portfolio     $95           $131          $176          $351
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio         $91           $119          $153          $299
------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.-PBHG Growth II
Portfolio                                                           $96           $135          $182          $363
------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.-PBHG Technology &
Communications Portfolio                                            $96           $135          $182          $363
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------


If the Owner does not surrender his or her Contract, or if it is annuitized, the following expenses would be charged on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:

-------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                         1 YEAR        3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Aggressive Growth Portfolio                       $22            $70           $127          $307
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Worldwide Growth Portfolio                        $22            $70           $126          $304
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series-Balanced Portfolio                                $21            $69           $123          $299
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Capital Appreciation
Portfolio                                                            $22            $72           $129          $312
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                   $22            $72           $130          $313
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth and Income
Portfolio                                                            $22            $72           $129          $312
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Small Cap Portfolio                 $22            $71           $128          $309
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                             $17            $55           $99           $242
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Basic Value Focus
Fund                                                                 $21            $67           $120          $292
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Global Strategy
Focus Fund                                                           $21            $70           $125          $303
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-High Current
Income Fund                                                          $20            $63           $114          $277
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.-Domestic Money
Market Fund                                                          $20            $63           $114          $277
-------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                     $26            $83           $149          $357
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-U.S. Real Estate
Portfolio                                                            $25            $81           $146          $351
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-Fixed Income Portfolio          $21            $69           $123          $299
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio                  $26            $85           $152          $363
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Technology &
Communications Portfolio                                             $26            $85           $152          $363
-------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

The financial statements and reports of independent public accountants for the Company and the Separate Account are contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------


                                    THE FUNDS

The Separate Account currently has seventeen Funds that are available for investment under a Certificate. Each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. There is no assurance that any of these Funds will achieve their stated objectives. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Funds.

The Separate Account invests exclusively in shares of the Funds listed below (followed by a brief overview of each Fund's investment objective(s) and policies):

--------------------------------------------------------------------------------
                                    Page 18A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

JANUS ASPEN SERIES:

      AGGRESSIVE  GROWTH  PORTFOLIO.  A  nondiversified   portfolio  that  seeks
      long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies.

      WORLDWIDE GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

      BALANCED PORTFOLIO. A diversified portfolio that seeks long-term growth of capital balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

      Janus Capital Corporation serves as the investment adviser to each of these Portfolios.

DREYFUS FUNDS:

      CAPITAL  APPRECIATION  PORTFOLIO  (Dreyfus Variable  Investment Fund). The
      Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

      The Dreyfus Corporation serves as the investment adviser and Fayez Sarofim & Co. serves as the sub-investment adviser to this Portfolio.

      GROWTH AND INCOME PORTFOLIO (Dreyfus Variable Investment Fund). The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, and may also invest in debt securities and money market instruments, of domestic and foreign issuers.

      SMALL CAP PORTFOLIO (Dreyfus Variable Investment Fund). The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

      The Dreyfus Corporation serves as investment adviser to the Growth and Income and Small Cap Portfolios.

      THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

      The Dreyfus Corporation serves as the investment adviser and NCM Capital Management Group, Inc. serves as the sub-investment adviser to this Fund.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------


      DREYFUS STOCK INDEX FUND. The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      The Dreyfus Corporation acts as the Fund's manager, and Mellon Equity Associates, an affiliate of Dreyfus, is the index manager.

--------------------------------------------------------------------------------
                                    Page 19A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

      BASIC VALUE FOCUS FUND. The investment objective of the Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

      GLOBAL STRATEGY FOCUS FUND. The investment objective of the Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe, the Far East and Latin America. Geographical allocation of the Fund's investments is not limited, and will be made primarily on the basis of anticipated total return from investments, considering various factors, including economic, financial, social, national, and political factors. Investing on an international basis involves special considerations. See the attached Prospectus for the Fund.

      HIGH CURRENT INCOME FUND. The primary investment objective of the Fund is to obtain as high a level of current income as is consistent with its investment policies and prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund seeks to achieve its objective by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality, including junk bonds. Investment in such securities entails relatively greater risk of loss of income or principal. An investment in this Fund may not be appropriate as the exclusive investment to fund a Certificate. See the attached Prospectus for the Fund.

      DOMESTIC MONEY MARKET FUND. The investment objectives of the Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

      Merrill Lynch Asset Management, L.P. serves as the investment adviser to these Funds.

STRONG OPPORTUNITY FUND II, INC.:

      STRONG OPPORTUNITY FUND II. The investment objective of the Strong Opportunity Fund II is to seek capital growth. It currently emphasizes medium-sized companies that the Fund's adviser believes are under-researched and attractively valued.

      Strong Capital Management, Inc. serves as the investment adviser to this Fund.

MORGAN STANLEY UNIVERSAL FUNDS, INC.:

      U.S. REAL ESTATE PORTFOLIO. The investment objective of the U.S. Real Estate Portfolio is above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry, including Real Estate Investment Trusts (REITs).

      Morgan Stanley Asset Management Inc. (a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., Inc.) serves as the investment adviser to this Portfolio.

      FIXED INCOME PORTFOLIO. The investment objective of the Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of securities issued by the U.S. Government and its Agencies, Corporate Bonds, Mortgage-Backed Securities, Foreign Bonds and other Fixed Income Securities and Derivatives.

      Miller Anderson & Sherrerd, LLP (an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co., Inc.) serves as the investment adviser to the Fixed Income Portfolio.

--------------------------------------------------------------------------------

GLOBAL FLEXIBLE PREMIUM DEFERRED ANNUITY                              PROSPECTUS

--------------------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.:

      PBHG GROWTH II PORTFOLIO. The investment objective of PBHG Growth II Portfolio is to seek capital appreciation by investing primarily in common stocks and convertible securities of small and medium size growth companies (market capitalization or annual revenues up to $4 billion) that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and the potential for significant capital appreciation.

      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO. The investment objective of the PBHG Technology & Communications Portfolio is to seek long-term growth of capital by investing primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.

      Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each of these Portfolios.



THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

Since each of the Funds is available to separate accounts of other insurance companies offering variable annuity and variable life products, and certain Funds may be available to qualified pension and retirement plans, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more other separate accounts or plans investing in the Fund. In the event of a material conflict, the affected insurance companies and plans will take any necessary steps to resolve the matter, including discontinuing investment in the particular Fund. See the Fund prospectuses for greater detail.

The current Fund prospectuses which accompany this Prospectus contain additional information concerning the investment objectives and policies of each Fund, the investment advisory services and administrative services of each Fund and the charges of each Fund. THE APPROPRIATE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUB-ACCOUNTS.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS. The Company does not control the Funds and cannot guarantee that any of the Sub-Accounts or any of the Funds will always be available for allocation of Purchase Payments or transfers. The Company retains the right to make changes in the Separate Account and its investments.

The Company reserves the right to eliminate the shares of any Fund held by a Sub-Account and to substitute shares of another investment company for the shares of any Fund, if the shares of that Fund are no longer available for investment or if, in the Company's judgment, investment in any Fund would be inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law, a substitution of shares attributable to the Participant's interest in a Sub-Account will not be made without prior notice to the Participant and the prior approval of the Securities and Exchange Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Participants.
--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Participants on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more Sub-Accounts, if in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, the Company will notify Participants and request a re-allocation of the amounts invested in the eliminated Sub-Account.

In the event of any substitution or change, the Company may make such changes in the Contract and Certificate as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Certificates, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

--------------------------------------------------------------------------------
                                    Page 21A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For a description of the methods used to determine yield and total return, see the Statement of Additional Information.

YIELD DATA. The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The Company may also advertise the effective yield of the Money Market Sub-Account which is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account other than the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day period. The yield calculations do not reflect the effect of any CDSC or premium taxes that may be applicable to a particular Certificate which would reduce the yield with respect to that Certificate.

TOTAL RETURN DATA. The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, respectively, the standardized average annual total return presented will be presented for these periods, although other periods may also be provided. The standardized average annual total return quotations reflect the deduction of all applicable charges except for premium taxes. In addition to standardized average annual total return for a Sub-Account, the Company may provide cumulative total return and/or other non-standardized total return for the Sub-Account. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

Reports and promotional literature may contain the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The Company may compare the performance of a Sub-Account with applicable indices and/or industry averages. Performance information may present the effects of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include comparisons of investment return on a tax-deferred basis with currently taxable investment return.

The Company may also advertise performance figures for the Sub-Accounts based on the performance of a Fund prior to the time the Separate Account commenced operations.


ANNUITY INVESTORS LIFE INSURANCE COMPANY(Registered) AND THE SEPARATE ACCOUNT

ANNUITY INVESTORS LIFE INSURANCE COMPANY. Annuity Investors Life Insurance Company(Registered) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly-owned subsidiary of Great American Life Insurance Company which is a wholly-owned subsidiary of American Annuity Group, Inc., ("AAG") a publicly traded insurance holding company (NYSE symbol: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE symbol: AFG).

The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

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                                    Page 22
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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PUBLISHED RATINGS.  The Company may from time to time publish in advertisements, sales literature and reports to Contract Owners and Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as reflecting on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Contract Owners and Participants. These ratings are opinions of those agencies as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

YEAR 2000. The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contract and Certificates.

THE SEPARATE ACCOUNT. Annuity Investors(Registered) Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolutions of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company but they are held separately from the other assets of the Company. The Ohio Revised Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company.

Under Ohio law, the assets of the Separate Account will be held for the exclusive benefit of Contract Owners and Participants under the Contracts offered by this Prospectus and under all other contracts which provide for accumulated values or dollar amount payments to reflect investment results of the Separate Account. The obligations arising under the Contract and Certificates are obligations of the Company.

The Separate Account has seventeen Sub-Accounts, each of which is invested solely in a specific corresponding Fund. (See "THE FUNDS," page 18.) Changes to the Sub-Accounts may be made at the discretion of the Company. (See "Additions, Deletions, or Substitutions," page 21.)

                                THE FIXED ACCOUNT

The Fixed Account is a part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of these Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosures in the prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

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                                    Page 23
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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The  Company  has sole  discretion  to invest the  assets of the Fixed  Account, subject to applicable law. The Company delegates the investment of the assets of the Fixed Account to American Money Management Corporation. Allocation of any amounts to the Fixed Account does not entitle Participants to share directly in the investment experience of these assets. The Company assumes the risk of investment gain or loss on the portion of the Account Value allocated to the Fixed Account. All assets held in the general account are subject to the Company's general liabilities from business operations.

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                                    Page 23A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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FIXED ACCOUNT OPTIONS. There are currently five options under the Fixed Account:
the Fixed Accumulation Account Option; and the guarantee period options referred to in the Certificate as the Fixed Account Options One-Year, Three-Year, Five-Year and Seven-Year Guarantee Period, respectively. Different Fixed Account options may be offered by the Company at any time. Purchase Payments allocated and amounts transferred to the Fixed Account options accumulate interest at the applicable current interest rate declared by the Company's Board of Directors, and if applicable, for the duration of the guarantee period selected.

The Company guarantees a minimum rate of interest for the Fixed Account options. The guaranteed rate is 3% per year, compounded annually.

RENEWAL OF FIXED ACCOUNT OPTIONS. The following provisions apply to all Fixed Account options except the Fixed Accumulation Account Option.

At the end of a guarantee period, and for the thirty days immediately preceding the end of such guarantee period, the Participant may elect a new option to replace the Fixed Account option that is then expiring. The entire amount maturing may be reallocated to any of the then-current options under the Certificate (including the various Sub-Accounts within the Separate Account), except that a Fixed Account option with a guarantee period that would extend past the Annuity Commencement Date may not be selected. In particular, in the case of renewals occurring within one year of the Annuity Commencement Date, the only Fixed Account option available is the Fixed Accumulation Account Option.

If the Participant does not specify a new option in accordance with the preceding paragraph, the Participant will be deemed to have elected the same Fixed Account option as is expiring, so long as the guarantee period of such option does not extend beyond the Annuity Commencement Date. In the event that such a period would extend beyond the Annuity Commencement Date, the Participant will be deemed to have selected the Fixed Account option with the longest available guarantee period that expires prior to the Annuity Commencement Date, or failing that, the Fixed Accumulation Account Option.


                                  THE CONTRACT

The Contract is a group flexible premium deferred annuity. The rights and benefits are described below and in each Certificate and the Contract. The Company reserves the right to make any modification to conform the Contract and Certificates thereunder to, or give the Participant the benefit of, any applicable law. The obligations under the Contract and Certificates are obligations of the Company.

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review of processes in each such jurisdiction. Where required by law or regulations, the Contracts will be modified accordingly.

Fixed Account Values, Variable Account Values, benefits and charges will be calculated separately for each Certificate. The various administrative rules described below will apply separately to each Certificate, unless otherwise noted. The Company reserves the right to terminate any Certificate for which the Account Value is less than $500 and no Purchase Payment has been received for at least two years.

RIGHT TO CANCEL (ONLY WHERE REQUIRED BY STATE LAW). A Participant may cancel his or her Certificate by giving the Company written notice of cancellation and returning the Certificate before midnight of the twentieth day following the date the Participant receives the Certificate. The Certificate must be returned to the Company, and the required notice must be given in person, or to the agent who sold it to the Participant, or by mail. If by mail, the return of the Certificate or notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Participant cancels the Certificate as set forth above, the Certificate will be void and the Company will refund the Purchase Payment(s) for that Participant, plus or minus any investment gains or losses under the Certificate as of the end of the Valuation Period during which the returned Certificate is received by the Company. Where required by state law, the right to cancel provision of a Certificate may provide for refund of a different amount, or a right to cancel for a different period of time, than described above. The Company may require that Purchase Payments be allocated to the Money Market Sub-Account or to the Fixed Accumulation Account Option during the Right to Cancel period.

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                                    Page 24
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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                        ENROLLMENT AND PURCHASE PAYMENTS

PURCHASE PAYMENTS. Currently, the minimum initial Purchase Payment for a Certificate issued under a periodic payment program is $50; for other Certificates, $2,000. Subsequent Purchase Payments (Purchase Payments other than periodic payments or initial Purchase Payments) must be at least $50 per month for any Certificate. Purchase Payments and tax-free transfers or rollovers may be sent to the Company at its Administrative Office at any time before the Annuity Commencement Date for a Certificate so long as the Certificate has not been fully surrendered and the Participant is still living. The Company reserves the right to increase the minimum allowable Purchase Payment under a periodic payment program, or the minimum allowable subsequent Purchase Payment, at its discretion and at any time, where permitted by state law.

Each Purchase Payment will be applied by the Company to the credit of a Participant's account. If the Participant Enrollment Form is in good order, the Company will apply the initial Purchase Payment to an account for the Participant within two business days of receipt of the Purchase Payment at the Administrative Office. If the Enrollment Form is not in good order, the Company will attempt to get the Enrollment Form in good order within five business days. If the Enrollment Form is not in good order at the end of this period, the Company will inform the Contract Owner of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically consents to the Company keeping the Purchase Payment until the Enrollment Form is in good order. Once the Enrollment Form is in good order, the Purchase Payment will be applied to the Participant's account within two business days.

Each additional Purchase Payment is credited to a Certificate as of the next Valuation Date following the receipt of such additional Purchase Payment.

No Purchase Payment for any Certificate may exceed $500,000 without prior approval of the Company.

ALLOCATION OF PURCHASE PAYMENTS. The Company will allocate Purchase Payments to the Fixed Account options and/or to the Sub-Accounts according to the instructions in the Participant Enrollment Form or subsequent Written Request. Allocations must be made in whole percentages. The minimum amount that can be allocated to the Fixed Accumulation Account Option or to a Sub-Account is $10. The minimum amount which may be allocated to a Fixed Account option other than the Fixed Accumulation Account Option is $2,000. The Company may require that Purchase Payments be allocated to the Money Market Sub-Account or to the Fixed Accumulation Account Option during the Right to Cancel period.

                                  ACCOUNT VALUE

The Account Value for a Certificate is equal to the aggregate value of the Participant's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of a Participant's interest in all Sub-Accounts is the "Variable Account Value," and the value of a Participant's interest in all Fixed Account options is the "Fixed Account Value."

FIXED ACCOUNT VALUE. The Fixed Account Value for a Certificate at any time is equal to (a) the Purchase Payment(s) allocated to the Fixed Account; plus (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account; less (d) any charges, surrenders, deductions, amounts transferred from the Fixed Account or other adjustments made in accordance with the provisions of the Contract.

VARIABLE ACCOUNT VALUE. The Variable Account Value for a Certificate at any time is equal to the sum of the number of Accumulation Units attributable to that Certificate for each Sub-Account multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the Valuation Period. Purchase Payments may be allocated among, and amounts may be transferred to, the various Sub-Accounts within the Separate Account, subject to the provisions of the Contract governing transfers. For each Sub-Account, the Purchase Payment(s) or amounts transferred are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the Accumulation Unit Value for that Sub-Account at the end of the Valuation Period on which the Purchase Payment(s) or transferred amount is received.

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                                    Page 25

The following events will result in the cancellation of an appropriate number of Accumulation Units of a Sub-Account:

         1)   transfer from a Sub-Account;

         2)   full or partial  surrender  of a  Participant's  Variable  Account
              Value;

         3)   payment of a Death Benefit;

         4) application of a Participant's Variable Account Value to a Settlement Option;

         5)   deduction of the Certificate Maintenance Fee; or

         6)   deduction of a Transfer Fee.

Accumulation Units will be canceled as of the end of the Valuation Period during which the Company receives a Written Request regarding the event giving rise to such cancellation, or the Annuity Commencement Date or Death Benefit Valuation Date, or the end of the Valuation Period on which the Certificate Maintenance Fee or a Transfer Fee is due, as the case may be.

ACCUMULATION UNIT VALUE. The initial Accumulation Unit Value for each Sub-Account, with the exception of the Money Market Sub-Account, was set at $10. The initial Accumulation Unit Value for the Money Market Sub-Account was set at $1.00. Thereafter, the Accumulation Unit Value at the end of each Valuation
Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor, as described below.

NET INVESTMENT FACTOR. The Net Investment Factor is a factor applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor for each Valuation Period which may be greater or less than one. Therefore, the Accumulation Unit Value for each Sub-Account may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

         (1)       is equal to:
                   a. the Net  Asset  Value  per  share of the Fund  held in the
                   Sub-Account,   determined  at  the  end  of  the   applicable
                   Valuation  Period;  plus

                   b. the per share amount of any dividend or net capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus
                   c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account;

          (2) is the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the immediately preceding Valuation Period; and
          (3) is the factor representing the Mortality and Expense Risk Charge and the Administration Charge deducted from the
                   Sub-Account for the number of days in the applicable Valuation Period.

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                                    Page 26

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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                                    TRANSFERS

Prior to the Annuity Commencement Date, the Participant may transfer amounts in a Sub-Account to a different Sub-Account and/or to one or more of the Fixed Account options. The minimum transfer amount is $500. If the Sub-Account balance is less than $500 at the time of the transfer, the entire amount of the Sub-Account balance must be transferred. The Participant may also transfer amounts from any Fixed Account option to any other Fixed Account option and/or one or more of the Sub-Accounts. If a transfer is being made from a Fixed Account option pursuant to the "Renewal of Fixed Account Options" provision of the "FIXED ACCOUNT" section of this Prospectus, then the entire amount of the Fixed Account option subject to renewal at that time may be transferred to any one or more of the Sub-Accounts. In any other case, transfers from any Fixed Account option are subject to a cumulative limit during each Certificate Year of 20% of the of the Fixed Account option's value as of the most recent Certificate Anniversary. However, if the value of the Fixed Account option from which the transfer is made is less than $500 at the time of the transfer, then the entire balance will be transferred. Fixed Account option transfers are not permitted during the first Certificate Year. The Company may from time to time change the amount available for transfer from the Fixed Accumulation Account Option. Amounts previously transferred from Fixed Account options to the Sub-Accounts may not be transferred back to the Fixed Account options for a period of at least six months from the date of transfer.

The Company charges a Transfer Fee of $25 for each transfer in excess of twelve during the same Certificate Year.

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                                    Page 26A

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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TELEPHONE  TRANSFERS.  A Participant also may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Certificate. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions the Company reasonably believes to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The Participant will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

DOLLAR COST AVERAGING. Prior to the Annuity Commencement Date, the Participant may establish automatic transfers from the Money Market Sub-Account to any of the other Sub-Account(s), on a monthly or quarterly basis, by submitting to the Administrative Office a Dollar Cost Averaging Enrollment Form. No Dollar Cost Averaging transfers may be made to any of the Fixed Account options. The Dollar Cost Averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

In order to be eligible for Dollar Cost Averaging, the value of the Money Market Sub-Account must be at least $10,000 and the minimum amount that may be transferred is $500 per month.

Dollar Cost Averaging will automatically terminate if any Dollar Cost Averaging transfer would cause the balance of the Money Market Sub-Account to fall below $500. At that time, the Company will then transfer the balance of the Money Market Sub-Account to the other Sub-Accounts in the same percentage distribution as directed in the Dollar Cost Averaging Enrollment Form.

Currently, the Transfer Fee does not apply to Dollar Cost Averaging transfers, and Dollar Cost Averaging transfers will not count toward the twelve transfers permitted under the Certificate without a Transfer Fee charge.

Before electing Dollar Cost Averaging, a Participant should consider the risks involved in switching between investments available under the Certificate. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. A Participant should consider his or her financial ability to continue Dollar Cost Averaging transfers through periods of changing price levels.

The Participant may terminate Dollar Cost Averaging services at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are currently in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. Currently, the Company does not charge for Dollar Cost Averaging services.

PORTFOLIO REBALANCING. In connection with the allocation of Purchase Payments to the Sub-Accounts and/or the Fixed Accumulation Account Option, the Participant may elect to have the Company perform Portfolio Rebalancing services. The election of Portfolio Rebalancing instructs the Company to automatically transfer amounts between the Sub-Accounts and the Fixed Accumulation Account Option to maintain percentage allocations selected by the Participant.

Prior to the Annuity Commencement Date, the Participant may elect Portfolio Rebalancing by submitting to the Administrative Office a Portfolio Rebalancing
Authorization Form. In order to be eligible for the Portfolio Rebalancing program, the Participant must have a minimum Account Value of $10,000. Portfolio Rebalancing transfers will take place on the last Valuation Date of each calendar quarter.

Currently, the Transfer Fee does not apply to Portfolio Rebalancing transfers, and Portfolio Rebalancing transfers will not count toward the twelve transfers permitted under the Certificate without a Transfer Fee charge.

The Participant may terminate Portfolio Rebalancing services at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. Currently, the Company does not charge for Portfolio Rebalancing services.

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                                    Page 27

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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INTEREST  SWEEP.  Prior to the Annuity  Commencement  Date, the  Participant may
elect automatic transfers of the income from any Fixed Account option(s) to any Sub-Account(s), by submitting to the Administrative Office an Interest Sweep Authorization Form. Interest Sweep transfers will take place on the last Valuation Date of each calendar quarter.

In order to be eligible for the Interest Sweep option the value of each Fixed Account option selected must be at least $5,000. The maximum amount that can be transferred from each Fixed Account option selected is 20% of such Fixed Account option's value per year. Any amounts transferred under the Interest Sweep program will reduce the 20% maximum transfer amount otherwise allowed.

Currently, the Transfer Fee charge does not apply to Interest Sweep transfers, and Interest Sweep transfers will not count toward the twelve transfers permitted under the Certificate without a Transfer Fee charge.

The Participant may terminate the Interest Sweep program at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. Currently, the Company does not charge for Interest Sweep services.

PRINCIPAL GUARANTEE OPTION. The Participant may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period such that, at the end of the Seven-Year Guarantee Period, that Account will grow to an amount equal to the total Purchase Payment. The Company determines the portion of the Purchase Payment which must be allocated to the Fixed-Account Option Seven-Year Guarantee period such that, based on the interest rate then in effect, the Seven-Year Guarantee Period Account will grow to equal the full amount of the Purchase Payment after seven years. The
remainder  of  the  Purchase   Payment  will  be  allocated   according  to  the
Participant's instructions. The minimum Purchase Payment eligible for the Principal Guarantee program is $5,000.

CHANGES BY THE COMPANY. The Company reserves the right, at any time, to terminate, suspend or modify the transfer privileges described above without prior notice to Participants, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee for any of the foregoing services in amount(s) as the Company may then determine to be reasonable for participation for the service.

                                   SURRENDERS

SURRENDER  VALUE.  The Participant may surrender the Certificate in full for the
Surrender Value, or partial surrenders may be made for a lesser amount, by Written Request at any time prior to the Annuity Commencement Date. The amount of any partial surrender must be at least $500. A partial surrender cannot reduce the Surrender Value to less than $500. Surrenders will be deemed to be withdrawn first from the portion of the Account Value that represents accumulated earnings and then from Purchase Payments. For purposes of the Certificate, Purchase Payments are deemed to be withdrawn on a "first-in, first-out" basis.

The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request is received. The Surrender Value at any time is an amount equal to:

         1) the Account Value as of the end of the applicable Valuation Period; less
         2)   any applicable CDSC; less
         3)   any outstanding loans; and less
         4)   any applicable premium tax or other taxes not previously deducted.

On full surrender, a full Contract Maintenance Fee will also be deducted as part of the calculation of the Surrender Value. The Contract Maintenance Fee will be deducted before the application of any CDSC.

A full or partial surrender may be subject to a CDSC as set forth in this Prospectus. (See "Contingent Deferred Sales Charge ("CDSC")," page 31.)

Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or a reduction of the Fixed Account Value. In the case of a full surrender, the Contract will be terminated.

--------------------------------------------------------------------------------
                                    Page 28

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

Surrenders may be subject to a 10% premature distribution penalty tax if made before the Owner reaches age 59 1/2, and may further be subject to federal, state or local income tax, as well as significant tax law restrictions. (See "FEDERAL TAX MATTERS," page 38.)

SUSPENSION OR DELAY IN PAYMENT OF SURRENDER VALUE. The Company may suspend or delay the date of payment of a partial or full surrender of the Variable Account Value for any period if:

         1) the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted;
         2) an emergency exists (as determined by the Securities and Exchange Commission) as a result of which (a) the disposal of securities in the Separate Account is not reasonably practicable; or (b) it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or
         3) the Securities and Exchange Commission so permits for the protection of security holders.

The Company further reserves the right to delay payment of any partial or full surrender of the Fixed Account Value for up to six months after the receipt of a Written Request.

A surrender request will be effective when all appropriate surrender request forms are received. Payments of any amounts derived from a Purchase Payment paid by check may be delayed until the check has cleared.

SINCE THE PARTICIPANT ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN SURRENDERS ARE SUBJECT TO A CDSC, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CERTIFICATE (TAKING INTO ACCOUNT ANY PRIOR SURRENDERS) MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

Since the qualified contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403 or 457 of the Code, as applicable, reference should be made to the terms of the particular plans for any additional limitations or restrictions on surrenders.

FREE WITHDRAWAL PRIVILEGE. In accordance with the provisions of the Contract, and subject to the terms of a Participant's plan, the Company will waive the CDSC, to the extent applicable, on full or partial surrenders during the second and succeeding Certificate Years, on an amount equal to not more than the greater of: (1) accumulated earnings as of the last Certificate Anniversary (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Certificate Anniversary.

If the Free Withdrawal Privilege is not exercised during a Certificate Year, it does not carry over to the next Certificate Year.

SYSTEMATIC WITHDRAWAL. Prior to the Annuity Commencement Date, the Participant, by Written Request to the Administrative Office, may elect to withdraw money automatically from the Fixed Account and/or the Sub-Accounts. To be eligible for the Systematic Withdrawal program, the Account Value must be at least $10,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the Free Withdrawal Privilege. (See "CHARGES AND DEDUCTIONS," page 31.) The Participant may begin or discontinue systematic withdrawals at any time by Written Request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for Systematic Withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the Systematic Withdrawal program.

Systematic withdrawals may have tax consequences or may be limited by tax law restrictions. (See "FEDERAL TAX MATTERS," page 38.)


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

                                 CONTRACT LOANS

If permitted under a Contract, a Participant under such Contract may obtain a loan using his or her interest under such Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in the loan endorsement.

The amount of any loan will be deducted from the any Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of the investment options will only apply to the unborrowed portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

                                  DEATH BENEFIT

DEATH OF PARTICIPANT. If a Participant dies before the Annuity Commencement Date, a Death Benefit will be paid to the primary Beneficiary(ies) then living at the time of the Participant's death. If no primary Beneficiary is living at the time of the Participant's death or if the primary Beneficiary dies within 30 days after the Participant's death and no Death Benefit has been paid, the Death Benefit will be paid to the person(s) named as contingent Beneficiary(ies). If no primary or contingent Beneficiary is living at the time of the Participant's death, the Death Benefit will be paid to the Participant's estate. No Death Benefit is payable on or after the Annuity Commencement Date. Only one Death Benefit is payable with respect to a Participant's participation interest under the Contract.

DEATH BENEFIT. The Death Benefit will be determined as of the Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Period during which the Company receives both Due Proof of Death of the Participant and a Written Request regarding payment of the Death Benefit. If both documents are not received at the same time, the Death Benefit Valuation Date is the Valuation Period during which the Company receives the latter of Due Proof of Death or a Written Request regarding payment of the Death Benefit.

If a Participant dies before his or her 75th birthday and before the Annuity Commencement Date, the death benefit is an amount equal to the greatest of:

     1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;
     2)  the  total  Purchase  Payments,  less any  applicable  premium  tax not previously deducted, less any partial surrenders, and less any outstanding loans; or
     3) the largest Death Benefit amount on any Certificate Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, less any partial surrenders after such Death Benefit was determined and less any outstanding loans.

If the Participant dies on or after his or her 75th birthday and before the Annuity Commencement Date, the Death Benefit is an amount equal to the greatest of:

     1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax not previously deducted, and less any outstanding loans;
     2)  the  total  Purchase  Payments,  less any  applicable  premium  tax not previously deducted, less any partial surrenders, and less any outstanding loans; or
     3) the largest Death Benefit amount on any Certificate Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Participant attained age 75, less any applicable premium tax not previously deducted, less any partial surrenders after such Death Benefit was determined and less any outstanding loans.

Payment of the Death Benefit is not subject to a CDSC.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

BENEFICIARY. The primary Beneficiary(ies) and contingent Beneficiary(ies) are named on the Participant Enrollment Form. The Beneficiaries may be changed at any time prior to the Participant's death. The Company must receive a Written Request to change a Beneficiary. Any such change will relate back to and take effect on the date the Written Request was signed. The Company will not be liable for any payment it makes before such Written Request has been received and acknowledged at the Administrative Office.

In determining the identity or non-existence of any Beneficiary not identified by name, the Company may rely on an affidavit by any person whom the Company reasonably believes to be a reliable source for that information.


                             CHARGES AND DEDUCTIONS

There are two types of charges and deductions. First, there are charges assessed under the Certificate. These charges include the CDSC, the Administration Charge, the Mortality and Expense Risk Charge, Premium Taxes and Transfer Fees. All of these charges are described below and some may not be applicable to every Certificate. Second, there are Fund expenses for fund management fees and administration expenses. These fees are described in the prospectus and statement of additional information for each Fund.

CONTINGENT DEFERRED SALES CHARGE ("CDSC"). No deduction for front-end sales charges is made from Purchase Payments. However, the Company may deduct a CDSC of up to 7% of Purchase Payments on certain surrenders to partially cover certain expenses incurred by the Company relating to the sale of the Contract, including commissions paid, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The CDSC applies to and is calculated separately for each Purchase Payment. The CDSC percentage varies according to the number of full years elapsed between the date of receipt of a Purchase Payment and the date a Written Request for surrender is made. The amount of the CDSC is determined by multiplying the amount withdrawn subject to the CDSC by the CDSC percentage in accordance with the following table. Surrenders will be deemed to be withdrawn first from accumulated earnings (which may be surrendered without charge) and then to Purchase Payments on a first-in, first-out basis.

--------------------------------------------------------------------------------
NUMBER OF FULL YEARS ELAPSED BETWEEN DATE      CONTINGENT DEFERRED SALES CHARGE
 OF RECEIPT OF PURCHASE PAYMENT AND DATE        AS A PERCENTAGE OF ASSOCIATED
 WRITTEN REQUEST FOR SURRENDER RECEIVED         PURCHASE PAYMENT SURRENDERED
--------------------------------------------------------------------------------
                   0                                       7%
--------------------------------------------------------------------------------
                   1                                       6%
--------------------------------------------------------------------------------
                   2                                       5%
--------------------------------------------------------------------------------
                   3                                       4%
--------------------------------------------------------------------------------
                   4                                       3%
--------------------------------------------------------------------------------
                   5                                       2%
--------------------------------------------------------------------------------
                   6                                       1%
--------------------------------------------------------------------------------
               7 or more                                   0%
--------------------------------------------------------------------------------

In no event shall the CDSC assessed against the Certificate exceed 7% of the aggregate Purchase Payment(s).

Any Purchase Payments that have been held by the Company for at least seven years may be surrendered free of any CDSC. The CDSC will not be imposed on amounts surrendered under the Free Withdrawal Privilege. (See "Free Withdrawal Privilege," page 29.)

No CDSC is assessed upon payment of the Death Benefit.

The CDSC also will be waived upon surrender if the Contract is modified by the Long-Term Care Waiver Rider and the Participant is confined in a licensed Hospital or Long-Term Care Facility, as those terms are defined in the Rider, for at least 90 days beginning on or after the first Certificate Anniversary. This Rider may not be available in all jurisdictions. Also, the CDSC will be waived if the Participant has been determined by the Social Security Administration to be "disabled" as that term is defined in the Social Security Act of 1935, as amended.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

The Company may reduce or waive the CDSC under the Contract and Certificates when the Company incurs reduced sales and servicing expenses. The entitlement to such a reduction in the CDSC will be based on: (i) the size and type of the group to which sales are to be made; (ii) the anticipated total amount of Purchase Payments to be received; and/or (iii) any prior or existing relationship with the Company. The CDSC may be reduced or waived in connection with a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses. In no event will reduction or elimination of the CDSC be permitted where such reduction or elimination will be unfairly discriminatory to any purchaser.

The CDSC arising from a surrender of the Certificate will be waived for Certificates under a Contract issued with an Employer Plan Endorsement or a Deferred Compensation Endorsement if the Participant incurs a separation from service.

The CDSC arising from a surrender of the Certificate will be waived for Certificates under a Contract issued with a Tax Sheltered Annuity Endorsement (and without an Employer Plan Endorsement) if the Participant: (i) incurs a separation from service, has attained age 55 and has held the Contract for at least seven years; or (ii) has held the Contract for fifteen years or more.

The Company reserves the right to terminate, suspend or modify waivers of the CDSC, without prior notice to Participants, as permitted by applicable law.

MAINTENANCE AND ADMINISTRATIVE CHARGES. On each Certificate Anniversary, the Company deducts an annual Certificate Maintenance Fee as partial compensation for expenses relating to the issuance and maintenance of the Certificate, and the Separate Account. The annual Certificate Maintenance Fee is $25. The Certificate Maintenance Fee is deducted pro-rata from the Sub-Accounts for that Certificate and is not assessed against Fixed Account options. If the Certificate is surrendered on any day other than on the Certificate Anniversary, the Certificate Maintenance Fee will be deducted in full at the time of such surrender. If a Variable Dollar Annuity Benefit is elected, a portion of the $25 Certificate Maintenance Fee will be deducted from each annuity payment.

The Company will waive the Certificate Maintenance Fee if the Account Value for the Certificate is equal to or greater than $30,000 on the date of the assessment of the Charge. The Company will waive the Certificate Maintenance Fee after the Annuity Commencement Date if the amount applied to a Variable Dollar Annuity Benefit exceeds $30,000.

The Company may waive the Certificate Maintenance Fee in connection with sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. The Certificate Maintenance Fee also may be waived with respect to a Contract offered to a group of employees of the Company, its subsidiaries and/or affiliates. The Company may waive the Certificate Maintenance Fee in certain situations where the Company expects to realize significant economies of scale with respect to sales of Contracts and Certificates. This is possible because sales costs do not increase in proportion to the Purchase Payments under the Contracts and Certificates sold; for example, the per dollar transaction cost for a sale of a Contract and Certificates with $500,000 of Purchase Payments is generally much higher than the per dollar cost for a sale of a Contract and Certificates with $1,000,000 of Purchase Payments. Thus, the applicable sales costs decline as a percentage of the Purchase Payments as the amount of Purchase Payments increases. In such a situation, the Company may be designated as a preferred variable annuity contract provider by the employer or trustee or the employee benefit plan.

The Company has not imposed an Administration Charge and has set the Certificate Maintenance Fee at a level such that the Company will recover no more than the anticipated and estimated costs associated with administering the Certificate and Separate Account. The Company does not expect to make a profit from the actual administrative costs of a particular Certificate. The Company does not expect to make a profit from the Certificate Maintenance Fee.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE. The Company imposes a Mortality and Expense Risk Charge as compensation for bearing certain mortality and expense risks under the Certificate. For assuming these risks, the Company makes a daily charge equal to .003403% corresponding to an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account in the Separate Account. The Company estimates that the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk component is 0.50%. In connection with certain Contracts that allow the Company to incur reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract with a Mortality and Expense Risk Charge equal to an effective annual rate of 0.95%. This is equal to a daily charge of 0.002590%. The Company estimates that for these Contracts, the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk component is 0.20%. The Mortality and Expense Risk Charge is imposed before the Annuity Commencement Date and after the Annuity Commencement Date if a Variable Dollar Annuity Benefit is selected. The Company guarantees that the Mortality and Expense Risk Charge will never increase for a Contract after it has been issued. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit Values for each Sub-Account. The Mortality and Expense Risk Charge is not assessed against the Fixed Account options.

The mortality risks assumed by the Company arise from its contractual obligations to make Annuity Benefit payments (determined in accordance with the annuity tables and other provisions contained in the Certificate).The Company also bears substantial risk in connection with payment of the Death Benefit before the Annuity Commencement Date, since in certain circumstances the Company may be obligated to pay a larger Death Benefit amount than the then-existing Account Value of a Certificate.

The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Certificates and the Separate Account will exceed the amount recovered through the Certificate Maintenance Fees and Transfer Fees.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on the Company. Conversely, if this charge is more than sufficient, any excess will be profit to the Company. Currently, the Company expects a profit from this charge.

The Company recognizes that the CDSC may not generate sufficient funds to pay the cost of distributing the Contracts and Certificates thereunder. To the extent that the CDSC is insufficient to cover the actual cost of Contract and Certificate distribution, the deficiency will be met from the Company's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge.

PREMIUM TAXES. Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Certificate, but no earlier than when the Company has a tax liability under state law.

TRANSFER FEE. The Company currently imposes a $25 fee for each transfer in excess of twelve in a single Certificate Year. The Company will deduct the charge from the amount transferred. Currently, transfers associated with Dollar Cost Averaging, Interest Sweep and Portfolio Rebalancing programs do not incur a Transfer Fee and do not count toward the twelve annual transfers currently permitted under the Contract without a Transfer Fee.

FUND EXPENSES. The value of the assets in the Separate Account reflects the value of Fund shares and therefore the fees and expenses paid by each Fund. The annual expenses of each Fund are set out in the "Summary of Expenses" tables at the front of this Prospectus. A complete description of the fees, expenses, and deductions from the Funds are found in the respective prospectuses for the Funds. (See "THE FUNDS" page 18.)

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

REDUCTION OR ELIMINATION OF CONTRACT AND CERTIFICATE CHARGES. The CDSC and the administrative charges under the Contract and Certificates may be reduced or eliminated when certain sales of the Contract and Certificates result in savings or reduction of sales expenses. The entitlement to such a reduction in the CDSC or the administrative charges will be based on the following: (1) the size and type of the group to which sales are to be made; (2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the CDSC or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.


                               SETTLEMENT OPTIONS

ANNUITY COMMENCEMENT DATE. Unless otherwise specified, the Annuity Commencement Date will be the Participant's 85th birthday, or five years after the Certificate Effective Date, whichever is later. The Annuity Commencement Date may be changed by the Participant or by the Contract Owner by Written Request at least 30 days prior to the then-current Annuity Commencement Date. The Annuity Commencement Date may be changed to any date not later than such date as may be required or permitted by law or by any applicable retirement plan.

ELECTION OF SETTLEMENT OPTION. If the Participant is alive on the Annuity Commencement Date and unless otherwise directed, the Company will apply the Account Value, less premium taxes, if any, according to the Settlement Option elected.

If the payee of a Settlement Option is not a human being, the Company may reject the election of a Settlement Option. If payment under a Settlement Option depends on whether a payee is living, that payee must be a human being.

If no election has been made on the Annuity Commencement Date and if the Participant is living and has a spouse, the Company will begin payments based on the life of the Participant as primary payee and the spouse as secondary payee, in accordance with Settlement Option 3 (Joint and One Half Survivor Annuity) described below. If no election has been made on the Annuity Commencement Date and if the Participant is living and does not have a spouse, the Company will begin payments based on the life of the Participant in accordance with Settlement Option 1 (Life Annuity with Payments for at Least a Fixed Period), described below, with a fixed period of 120 monthly payments assured.

ANNUITY BENEFIT. The Annuity Benefit may be calculated and paid: (1) as a Fixed Dollar Annuity Benefit; (2) as a Variable Dollar Annuity Benefit; or (3) as a combination of both.

If a Fixed Dollar Annuity Benefit only is elected, the Company will transfer all of the Separate Account Value to the Fixed Account prior to the Annuity Commencement Date. Similarly, if a Variable Dollar Annuity Benefit only is elected, the Company will transfer all of the Fixed Account Value to the Sub-Accounts as of the end of the Valuation Period immediately prior to the Annuity Commencement Date. The Company will allocate the amount applied to a Variable Dollar Annuity Benefit among the Sub-Accounts in accordance with a Written Request. No transfers between the Fixed Dollar Annuity Benefit and the Variable Dollar Annuity Benefit will be allowed after the Annuity Commencement Date. However, after the Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, no more than once each twelve months, transfer all or part of the Annuity Units upon which the Variable Dollar Annuity Benefit is based from the Sub-Account(s) held to Annuity Units in different Sub-Accounts.

If a Variable Dollar Annuity Benefit is elected, the amount applied under that benefit is the Variable Account Value as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. If a Fixed Dollar Annuity Benefit is elected, the amount applied under that benefit is the Fixed Account Value as of the Annuity Commencement Date.

FIXED DOLLAR ANNUITY BENEFIT. Fixed Dollar Annuity Benefits are determined by multiplying the Fixed Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans or applicable premium taxes not previously deducted) by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Annuity Benefit elected. The Fixed Dollar Annuity Benefit will remain level for the duration of the Annuity Payment Period.

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VARIABLE  DOLLAR  ANNUITY  BENEFIT.  The first monthly  Variable  Dollar Annuity
Benefit payment is equal to a Participant's Variable Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax or other taxes not previously deducted) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date multiplied by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Settlement Option elected less the pro-rata portion of the Certificate Maintenance Fee.

The number of Annuity Units in each Sub-Account held by a Participant is determined by dividing the dollar amount of the first monthly Variable Dollar Annuity Benefit payment from each Sub-Account by the Annuity Unit Value for that Sub-Account as of the Annuity Commencement Date. The number of Annuity Units remains fixed during the Annuity Payment Period, except as a result of any transfers among Sub-Accounts after the Annuity Commencement Date.

The dollar amount of the second and any subsequent Variable Dollar Annuity Benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from month to month. The total amount of the second and any subsequent Variable Dollar Annuity Benefit payment will be equal to the sum of the payments from each Sub-Account less a pro-rata portion of the Certificate Maintenance Fee. Where a Participant elects a Variable Dollar Annuity Benefit, there is a risk that only one Annuity Benefit payment will be made under any Settlement Option, if: (i) at the end of the applicable Valuation Period, the Participant's Variable Account Value has declined to zero; or (ii) the person on whose life Annuity Benefit payments are based dies prior to the second Annuity Benefit payment.

The payment from each Sub-Account is found by multiplying the number of Annuity Units held in each Sub-Account by the Annuity Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

The Annuity Unit Value for each Sub-Account is originally established in the same manner as Accumulation Unit values. Thereafter, the value of a Annuity Unit for a Sub-Account is determined by multiplying the Annuity Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor, determined as set forth above under "Net Investment Factor", for the Valuation Period just ended. The product is then multiplied by the assumed daily investment factor (0.99991781), for the number of days in the Valuation Period. The factor is based on the assumed net investment rate of three percent (3%) per year, compounded annually, that is reflected in the Settlement Option Tables.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE. After the Annuity Commencement Date, no transfers between the Fixed Account and the Separate Account are permitted. However, after a Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, by Written Request to the Administrative Office, transfer Annuity Units between Sub-Accounts no more than once during a twelve-month period.

ANNUITY TRANSFER FORMULA. Transfers after the Annuity Commencement Date are implemented according to the following formulas:

         1) Determine the number of units to be transferred from the Sub-Account as follows:
                           = AT/AUV1

         2)    Determine  the  number  of  Annuity   Units   remaining  in  such
               Sub-Account (after the transfer):
                           = UNIT1 - AT/AUV1

         3)    Determine  the  number  of  Annuity   Units  in  the   transferee
               Sub-Account (after the transfer):
                           = UNIT2 + AT/AUV2

         4) Subsequent Variable Dollar Annuity Benefit payments will reflect the changes in Annuity Units in each Sub-Account as of the next Variable Dollar Annuity Benefit payment's due date.

Where:
         (AUV1) is the Annuity Unit Value of the Sub-Account that the transfer is being made from as of the end of the Valuation Period in which the transfer request was received.
         (AUV2) is the Annuity Unit Value of the Sub-Account that the transfer is being made to as of the end of the Valuation Period in which the transfer request was received.
         (UNIT1) is the number of Annuity Units in the Sub-Account that the transfer is being made from, before the transfer.
         (UNIT2) is the number of Annuity Units in the Sub-Account that the transfer is being made to, before the transfer.
         (AT)  is  the  dollar  amount  being  transferred from the Sub-Account.

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SETTLEMENT OPTIONS

         OPTION 1:         LIFE   ANNUITY   WITH  PAYMENTS  FOR AT LEAST A FIXED
                           PERIOD. The Company will make a monthly payment for at least a fixed period. If the Annuitant lives longer than the fixed period, then the Company will make payments until the Annuitant's death. The fixed periods available are reflected in Annuity Table 1 set forth in the Statement of Additional Information
                           (and in the Contract and Certificates).

                           If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.

         OPTION 2:         LIFE  ANNUITY.  The  Company  will  make  annuity
                           payments until the Annuitant's death. Annuity Table 2 set forth in the Statement of Additional Information
                           (and in the Contract and Certificates) applies to this Option.

         OPTION 3:         JOINT  AND  ONE-HALF  SURVIVOR  ANNUITY.  The Company
                           will provide a monthly payment to an Annuitant during his/her lifetime; thereafter, upon the death of the Annuitant and receipt by the Company of Due Proof of Death, one-half of the monthly payments will continue to a designated survivor, if living, and until his/her death. Annuity Table 3 set forth in the Statement of Additional Information (and in the
                           Contract and Certificates) applies to this Option.

         OPTION 4:         INCOME  FOR  A  FIXED  PERIOD.  The Company will make
                           payments for a fixed period. Payment intervals and amounts are shown in Annuity Table 4 set forth in the Statement of Additional Information (and in the
                           Contract and Certificates) and are based on a 3% guaranteed interest rate.

                           If, at the death of the Annuitant, payments have been made for less than the fixed period elected, the Company will continue to make payments: (i) to the contingent payee designated on the Settlement Option election form; and (ii) during the remainder of the fixed period.

         OPTION 5:         ANY OTHER FORM.  The Company will  make  payments  in
                           the form of any other annuity which is acceptable to the Company.

MINIMUM AMOUNTS. If the Participant's Account Value is less than $5,000 on the Annuity Commencement Date, the Company reserves the right to pay that amount in one lump sum. If monthly payments under a Settlement Option would be less than $100, the Company may make payments quarterly, semi-annually or annually at its discretion.

All elected Settlement Options must comply with current applicable laws, regulations and rulings issued by any governmental agency. If at the time a Fixed Dollar Annuity Benefit is elected, the Company has available options or rates on a more favorable basis than those guaranteed, the higher benefits shall be applied and guaranteed for as long as that election remains in force.

To the extent applicable, all factors, values, benefits and reserves will not be less than those required by the law of the state in which the Contract is delivered.

SETTLEMENT OPTION TABLES. The Settlement Option Tables set forth in the Statement of Additional Information, and in the Contract and Certificates reflect the dollar amount of the guaranteed monthly payments that the Company will make at sample payment intervals for each $1,000 applied at the guaranteed interest rate of 3% per year, compounded annually.

Rates for monthly payments for ages or fixed periods not shown in the Settlement Option Tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available, except as a Death Benefit Settlement Option.


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                               GENERAL PROVISIONS

NON-PARTICIPATING. The Contract and the Certificates thereunder are non-participating. Neither the Contract nor the Certificates thereunder are eligible to share in the profits or surplus earnings of the Company's general account and will not receive dividends from the general account.

MISSTATEMENT OF AGE. If the age of the Participant has been misstated in the Certificate Application, Annuity Benefit payments under the Certificate will be whatever the Account Value on the Annuity Commencement Date would purchase on the basis of the correct age of the Participant. If the Company has made underpayments based on any misstatement, the Company shall promptly pay the amount of any underpayment, with interest, in one lump sum. Any overpayments made shall be charged, with interest, against the next Annuity Benefit payment or succeeding Annuity Benefit payments due under the Certificate. The interest rate used will not be less than 3% per year.

PROOF OF EXISTENCE AND AGE. The Company may require proof of age of the Annuitant and, if applicable, any joint payee, before any Annuity Benefit involving lifetime payments will be made. The Company may also require proof that such person(s) are still living.

FACILITY OF PAYMENT. If any person receiving payments under a Certificate is incapable of giving valid receipt of payment, the Company may make such payment to the person who has legally assumed responsibility for his or her care and principal support.
Any such payment shall fully discharge the Company to the extent of that payment.

TRANSFER AND ASSIGNMENT. Neither any one Participant nor the Contract Owner may transfer, sell, assign, pledge, charge, encumber or in any way alienate his or her interest under a Certificate or the Contract, respectively. To the extent permitted by law, no benefits payable under the Contract or a Certificate will be subject to the claims of creditors.

ANNUITY DATA. The Company will not be liable for obligations which depend on the Company receiving information from a Participant until such information is received by the Company in a satisfactory form.

ANNUAL REPORT. At least once each Certificate Year prior to the Annuity Commencement Date, the Participant will be given a report of the current Account Value allocated to each Sub-Account, and each Fixed Account option. This report will also include any other information required by law or regulation, including all transactions which have occurred during the accounting period shown in the report.

INCONTESTABILITY.  A Certificate shall not be contestable by the Company.

ENTIRE CONTRACT. The Company issues a Certificate in consideration and acceptance of the payment of the initial Purchase Payment and, where state law requires, the Participant Enrollment Form. In those states that require a written application, a copy of the Enrollment Form will be attached to and become part of the Certificate and along with the Certificate constitutes the entire Certificate. All statements made by the Participant will be considered representations and not warranties. The Company will not use any statement in defense of a claim unless it is made in the Participant Enrollment Form (or other application form) and a copy of the Participant Enrollment Form (or other application form) is attached to the Certificate when issued.

CHANGES IN THE CONTRACT. Only the Company's President, Vice President and Secretary have the authority to bind the Company or to make any change in the Contract or the Certificates thereunder and then only in writing. The Company will not be bound by any promise or representation made by any other persons.

The Company may not change or amend the Contract or Certificates thereunder, except as expressly provided therein, without the Participant's consent. However, the Company may change or amend the Contract or Certificates thereunder if such change or amendment is necessary for the Contract or Certificates thereunder to comply with any state or federal law, rule or regulation.

NOTICES AND DIRECTIONS. The Company will not be bound by any authorization, election or notice which is not made by Written Request. Any written notice requirement by the Company to the Participant will be satisfied by the mailing of any such required written notice, by first-class mail, to the Participant's last known address as shown on the Company's records.

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                               FEDERAL TAX MATTERS

INTRODUCTION. The following discussion is a general description of federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a tax-qualified or non-tax-qualified basis. Qualified Contracts are designed for use in connection with plans entitled to special income tax treatment under Section 401, 403, 408 or 457(g) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Benefit payments, and on the economic benefit to the Owner or the Beneficiary may depend on the type of Contract and the tax status of the individual concerned. Certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from such a Contract in order to continue to receive favorable tax treatment. The Company makes no attempt to provide more than general information about use of Contracts with the various types of tax-qualified arrangements. Owners and Beneficiaries are cautioned that the rights of any person to any benefits may be subject to the terms and conditions of the tax-qualified arrangement, regardless of the terms and conditions of the applicable Contract. Some tax-qualified arrangements are subject to distribution and other requirements that are not incorporated in the administration of the Contract. Owners and Participants are responsible for determining that contributions, distributions and other transactions with respect to Qualified Contracts satisfy applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

TAXATION OF ANNUITIES IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that the Participant who is a natural person generally is not taxed on increases in the value of an Account until distribution occurs by withdrawing all or part of the Account Value (e.g., surrenders or annuity payments under the Settlement Option elected.) The taxable portion of a distribution (in the form of a single sum payment or an annuity) is generally taxable as ordinary income. The following discussion generally applies to a Certificate owned by a natural person.

SURRENDERS.

         QUALIFIED CONTRACTS. In the case of a surrender under a Contract, a pro rata portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the annuity. The "investment in the contract" generally equals the amount of any non-deductible and/or non-excludable Purchase Payments paid by or on behalf of any individual. Special tax rules may be available for certain distributions from a Qualified Contract.

         NON-QUALIFIED CONTRACTS. In the case of a partial surrender under a Non-Qualified Contract, the amount recovered is taxable to the extent that the Account Value immediately before the surrender exceeds the "investment in the contract" at such time. In the case of a full surrender under a Non-Qualified Contract, the amount recovered is taxable to the extent it exceeds the "investment in the contract" at such time.

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ANNUITY BENEFIT  PAYMENTS.  Although the tax  consequences may vary depending on the Settlement Option elected under the Contract, in general, only the portion of an Annuity Benefit payment that exceeds the allocable share of the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Benefit payments is taxable. For Variable Dollar Annuity Benefit payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For Fixed Dollar Annuity Benefit payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Benefit payments for the term of the payments; however, the remainder of each Annuity Benefit payment is taxable. Special allocation rules apply if Annuity Benefit payments are made for life with a minimum number of payments guaranteed. In any case, once the "investment in the contract" has been fully






















                                      38a


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GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

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recovered,  the full  amount  of any  additional  Annuity  Benefit  payments  is taxable. If Annuity Benefit payments cease before full recovery of the "investment in the contract," in some circumstances the unrecovered amount may be claimed as a tax deduction.

PENALTY TAX. In general, a 10% premature distribution penalty tax applies to the taxable portion of a distribution from a Contract prior to the Participant's age 59 1/2. Exceptions to this penalty tax are available for distributions made on account of disability, death, and certain payments for life and life expectancy. Certain other exceptions may apply depending on the tax-qualification of the Contract involved. The premature distribution penalty tax is increased to 25% for distributions from a Savings Incentive Match Plan for Employees (SIMPLE) IRA described in Section 408(p) of the Code during the first two years of participation in the plan.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed under a Contract because of the death of a Participant. Generally such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a Settlement Option, they are taxed in the same manner as Annuity Benefit payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF CONTRACTS. When permitted, a transfer of ownership or an assignment of a Contract, the designation of an Annuitant who is not also the Participant, or the exchange of a Contract may result in certain tax consequences to the Participant that are not discussed herein.

QUALIFIED CONTRACTS - GENERAL. Qualified Contracts are designed for use with several types of retirement plans. The tax rules applicable to Participants and Beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.

         INDIVIDUAL RETIREMENT ANNUITIES. Code Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

         TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in
         Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contract for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

         TEXAS  OPTIONAL  RETIREMENT  PROGRAM.  The  Texas  Optional  Retirement
         Program ("ORP") provides for the purchase of tax sheltered annuities. In addition to the normal rules and restrictions of Section 403(b),
         Section 830.105 of the Texas Government Code permits ORP participants to withdraw their interests in a Contract issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; (3) attainment of age 70 1/2; or (4) death. Section 830.205 of the Texas Government Code provides that ORP benefits vest after one year of participation. Accordingly, an Account Value cannot be withdrawn or distributed without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

         PENSION AND PROFIT SHARING PLANS. Code section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans.

         Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract to their specific needs.

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CERTAIN DEFERRED COMPENSATION PLANS. Governmental and other tax-exempt employers may invest in annuity contracts in connection with deferred compensation plans established for the benefit of their employees under Section 457 of the Code. Other employers may invest in annuity contracts in connection with non-qualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan.

WITHHOLDING. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Federal withholding at a flat 20% of the taxable part of the distribution is required if the distribution is eligible for rollover and the distribution is not paid as a direct rollover. In other cases, recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

The federal administration's 1999 budget proposal contains provisions to tax the exchange of a fixed annuity contract for a variable contract, the exchange of a variable contract for a fixed annuity contract, or the reallocation of investments within a variable annuity contract. While there has been considerable opposition to this proposal in Congress, it is too early to predict whether this proposal will be adopted.

OTHER TAX CONSEQUENCES. As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the circumstances of each Participant or recipient of the distribution. A competent tax adviser should be consulted for further information.

GENERAL. At the time the initial Purchase Payment is paid, a prospective purchaser must specify whether the purchase is a Qualified Contract or a Non-Qualified Contract. If the initial Purchase Payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract will require the minimum initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the initial Purchase Payment under the Contract; the Company will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the initial Purchase Payment.

                          DISTRIBUTION OF THE CONTRACT

AAG Securities, Inc. ("AAG Securities") is the principal underwriter and distributor of the Contracts. AAG Securities may also serve as an underwriter and distributor of other contracts issued through the Separate Account and certain other Separate Accounts of the Company and any affiliates of the Company. AAG Securities is a wholly owned subsidiary of American Annuity Group, Inc., a publicly-traded company which is an indirect subsidiary of American Financial Group, Inc. AAG Securities is registered with the Securities and
Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAG Securities for acting as underwriter under a distribution agreement.

AAG Securities will sell Contracts through its registered representatives. In addition, AAG Securities has entered into sales agreements with other broker-dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker-dealers appointed by the Company to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.

--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------

The Company or AAG Securities may pay commissions to registered representatives of AAG Securities and other broker-dealers of up to 8.5% of Purchase Payments made under the Contracts ("Commissions"). These Commissions are reduced by one-half for Contracts issued to Owners over age 75. When permitted by state law and in exchange for lower initial Commissions, AAG Securities and/or the Company may pay trail commissions to registered representatives of AAG Securities and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permissible under current law, the Company and/or AAG Securities may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAG Securities and/or other broker-dealers.


                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account or AAG Securities. The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account.

                                  VOTING RIGHTS

To the extent required by applicable law, all Fund shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if the Company determines that it is allowed to vote all shares in its own right, the Company may elect to do so.

The person with the voting interest is the Participant. The number of votes which are available to a Participant will be calculated separately for each Sub-Account. Before the Annuity Commencement Date, that number will be determined by applying his or her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Participant holds a voting interest in each Sub-Account to which the Account Value is allocated. After the Annuity Commencement Date, the number of votes decreases as Annuity Payments are made and as the number of Accumulation Units for a Certificate decreases.

The number of votes of a Fund will be determined as of the date coincident with the date established by that Fund for shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

Shares as to which no timely instructions are received and shares held by the Company as to which Participants have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Certificates participating in the Sub-Account. Voting instructions to abstain on any item will be applied on a pro-rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Fund. It should be noted that the Funds are not required to hold annual or other regular meetings of shareholders.

                              AVAILABLE INFORMATION

The Company has filed a registration statement (the Registration Statement) with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contract and Certificates thereunder offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company, the Contract and the Certificates. Statements contained in this Prospectus, as to the content of the Contract, the Certificates and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http://www.sec.gov.


--------------------------------------------------------------------------------

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY                               PROSPECTUS

--------------------------------------------------------------------------------









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--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY...................................  3
         General Information and History...................................  3
         State Regulation..................................................  3

SERVICES ..................................................................  3
         Safekeeping of Separate Account Assets............................  3
         Records and Reports...............................................  3
         Experts  .........................................................  3

DISTRIBUTION OF THE CONTRACTS..............................................  4

CALCULATION OF PERFORMANCE INFORMATION.....................................  4
         Money Market Sub-Account Yield Calculation........................  4
         Other Sub-Account Yield Calculation...............................  5
         Standardized Annual Total Return Calculation......................  5
         Standardized Annual Total Return..................................  6
         Other Performance Data............................................  8
         Nonstandardized Annual Total Return............................... 10

ANNUITY PAYMENTS-SETTLEMENT OPTION TABLES.................................. 11
         Commodore Americus Qualfied Contracts............................. 11
         Commodore Americus Non-qualified Contracts........................ 12
         Commodore Nauticus Group Contract and Certificates................ 15

FEDERAL TAX MATTERS........................................................ 17
         Taxation of the Company........................................... 17
         Tax Status of the Contract........................................ 17

FINANCIAL STATEMENTS....................................................... 18




 ................................................................................

Copies of the Statement of Additional Information dated May 1, 1998, are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.


Name:
     ---------------------------------------------------------------------------

Address:
        ------------------------------------------------------------------------
City:
     ---------------------------------------------------------------------------

State:
      --------------------------------------------------------------------------
Zip Code:
        ------------------------------------------------------------------------


--------------------------------------------------------------------------------

                ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT A
                                       OF
              ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
           P.O. BOX 5423, CINCINNATI, OHIO 45201-5423, (800) 789-6771

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                         COMMODORE NAUTICUS(REGISTERED)
                                     AND THE
                         COMMODORE AMERICUS(SERVICEMARK)


The Statement of Additional Information expands upon subjects discussed in the current Prospectus for The Commodore Nauticus(REGISTERED) Group Flexible Premium Deferred Variable Annuity Contract and the current Prospectus for The Commodore Americus(SERVICEMARK) Individual Flexible Premium Deferred Variable Annuity Contracts (each, the "Contract") offered by Annuity Investors Life Insurance Company(REGISTERED). A copy of either Prospectus dated May 1, 1998, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current Prospectus for each Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE APPLICABLE CONTRACT.


Dated May 1, 1998

                                      TABLE OF CONTENTS

                                                                            PAGE

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)...........................3
  General Information and History..............................................3
  State Regulation.............................................................3

SERVICES.......................................................................3
  Safekeeping of Separate Account Assets.......................................3
  Records and Reports..........................................................3
  Experts......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................4

CALCULATION OF PERFORMANCE INFORMATION.........................................4
  Money Market Sub-Account Standardized Yield Calculation......................4
  Other Sub-Account Standardized Yield Calculations............................5
  Standardized Annual Total Return Calculation.................................5
  Standardized Annual Total Return.............................................6
  Other Performance Data.......................................................8
  Non-Standardized Annual Total Return........................................10

ANNUITY PAYMENTS-SETTLEMENT OPTION TABLES.....................................11
  Commodore Americus Qualified Contracts......................................11
  Commodore Americus Non-Qualified Contracts..................................12
  Commodore Nauticus Group Contract and Certificates..........................15

FEDERAL TAX MATTERS...........................................................17
  Taxation of the Company.....................................................17
  Tax Status of the Contracts.................................................17

FINANCIAL STATEMENTS..........................................................18

The following information supplements the information in the Prospectuses about the Contracts and Certificates. Terms used in this Statement of Additional Information have the same meaning as to a Contract as in the Prospectus for that Contract.

              ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(REGISTERED) (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.


The Company was acquired in November, 1994, by American Annuity Group(SERVICEMARK), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great American Insurance Company ("GAIC"), an Ohio corporation, owns 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great American Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of
American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.


STATE REGULATION

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.


                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.


Title to assets of the Fixed Account is held by the Company together with the Company's general account assets.

RECORDS AND REPORTS

All records and accounts relating to the Fixed Account and the Separate Account are maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each Owner semi-annually at the Owner's last known address.

EXPERTS


The financial statements of the Separate Account and the statutory-basis financial statements of the Company at December 31, 1997 and 1996, and for the two years in the period ended December 31, 1997, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                          DISTRIBUTION OF THE CONTRACTS


The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue the offering of the Contracts.


During the fiscal year ended December 31, 1996, AAG Securities, Inc. ("AAG Securities"), the principal underwriter and distributor of the Contracts, received $192,085 in commissions with respect to the Contracts, of which $4,538 was retained by AAG Securities.

During the fiscal year ended December 31, 1997, AAG Securities received approximately $1,868,000 in commissions with respect to the Contracts, of which approximately $116,000 was retained by AAG Securities.

                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in the value of the hypothetical account by the value of the hypothetical account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in the value of the hypothetical account reflects the deductions for the Mortality and Expense Risk and Administration Charges and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Separate Account will be lower than the yield for the Money Market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(SUPERSCRIPT)365/7] - 1

The effective yield and yields for the Money Market Sub-Account for the seven-day period ended December 31, 1997 are as follows:

          Money Market Sub-account           Yield         Effective Yield
          ------------------------           -----         ---------------
          Standard Contract                  4.09%                4.18%
          Enhanced Contract                  4.39%                4.48%


The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Fund or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE ("CDSC") (OF UP TO 7% OF PURCHASE PAYMENTS) THAT MAY BE APPLICABLE ON SURRENDER.

OTHER SUB-ACCOUNT STANDARDIZED YIELD CALCULATIONS

The Company may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (other than the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b(OVER)cd + 1)(SUPERSCRIPT)6 -1]

Where:

        a = net investment income earned during the period by the Portfolio attributable to the shares owned by the Sub-Account.

        b = expenses for the Sub-Account accrued for the period (net of reimbursements).

        c = the average daily number of Accumulation Units outstanding during the period.

        d = the maximum offering price per Accumulation Unit on the last day of the period.

Net investment income will be determined in accordance with rules and regulations established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts. The yield calculations do not reflect the effect of any CDSC that may be applicable to a particular Contract. CDSCs range from 7% to 0% of the Purchase Payments withdrawn depending on the elapsed time since the receipt of such Purchase Payments.

Because of the charges and deductions imposed by the Separate Account, the yield for a Sub-Account will be lower than the yield for the corresponding Fund. The yield on amounts held in a Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

STANDARDIZED ANNUAL TOTAL RETURN CALCULATION


The Company may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)(SUPERSCRIPT)n = ERV

Where:

        P      =    a hypothetical initial payment of $1,000.

        T      =    average annual total return.

        n      =    number of years.

        ERV    =    "ending  redeemable value" of a hypothetical  $1,000 payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof).


All recurring fees, such as the Contract (or Certificate) Maintenance Fee and the Mortality and Expense Risk Charge, that are charged to each type of Contract are recognized in the ending redeemable value. The average annual total return calculations will reflect the effect of any CDSCs that may be applicable to a particular period for that type of Contract.


STANDARDIZED ANNUAL TOTAL RETURN
                                                            Standard Contract1/              Enhanced Contract2/
                                                        -----------------------------   -----------------------------
                                                            1 Year        Life of           1 Year        Life of
                                                        (to 12/31/97)     Separate      (to 12/31/97)     Separate
                                                                          Account3/                       Account3/
                                                                        (to 12/31/97)                   (to 12/31/97)
                                                        -------------   -------------    ------------   -------------
THE DREYFUS CORPORATION:
  Small Cap Portfolio (VIF)                                    6.82%          8.95%          7.16%          9.19%
  Capital Appreciation Portfolio (VIF)                        17.98%         43.45%         18.35%         44.41%
  The Dreyfus  Socially  Responsible  Growth Fund, Inc.       18.36%         38.76%         18.73%         39.70%
  Dreyfus Stock Index Fund                                    22.82%         46.29%         23.21%         47.27%
  Growth and Income Portfolio (VIF)                            6.28%          2.25%          6.62%          2.48%

JANUS CAPITAL CORPORATION:
  Janus Aspen Worldwide Growth Portfolio                      12.15%         44.92%         12.51%         45.90%
  Janus Aspen Aggressive Growth Portfolio                      2.78%          9.68%          3.11%         10.43%
  Janus Aspen Balanced Portfolio                              12.10%         28.24%         12.46%         29.11%

MERRILL LYNCH ASSET MANAGEMENT, L.P.:
  Basic Value Focus Fund (VSF)                                10.64%         31.59%         10.99%         32.48%
  Global Strategy Focus Fund (VSF)                             2.07%         12.37%          2.39%         13.14%
  High Current Income Fund (VSF)                               1.13%          9.40%          1.46%         10.09%
  Domestic Money Market Fund (VSF)                            -5.20%         -4.51%         -5.08%         -3.75%

MORGAN STANLEY ASSET MANAGEMENT INC.:
  Morgan Stanley  Universal Funds U.S. Real Estate
  Portfolio                                                     N/A4/        10.41%5/         N/A4/        10.66%5/
  Morgan  Stanley  Universal  Funds  Fixed  Income
  Portfolio                                                     N/A4/        -5.09%6/         N/A4/        -4.88%6/

PILGRIM BAXTER & ASSOCIATES, LTD.:
  PBHG Insurance Series Fund, Inc. - PBHG
  Technology & Communications Portfolio                         N/A4/        -9.26%7/         N/A4/        -9.06%7/
  PBHG Insurance Series Fund, Inc. - PBHG Growth
  II Portfolio                                                  N/A4/        -5.89%7/         N/A4/        -5.68%7/

STRONG CAPITAL MANAGEMENT, INC.:
  Strong Opportunity Fund II, Inc.                            15.41%         10.62%         15.78%         10.86%

1/      Annual mortality and expense risk charge of 1.25% of daily net asset value.
2/      Annual mortality and expense risk charge of 0.95% of daily net asset value.
3/      From Separate Account commencement date (12/7/95) to 12/31/97.
4/      Annual Total Return not available because Fund not in existence for one full year.
5/      From inception date of Portfolio (3/3/97) to 12/31/97.
6/      From inception date of Portfolio (1/1/97) to 12/31/97.
7/      From inception date of Fund (5/1/97) to 12/31/97.


OTHER PERFORMANCE DATA


The Company may also disclose non-standardized performance data that depicts the past performance of an underlying Fund of a Sub-Account, for periods BEFORE the Sub-Account commenced operations with such historical Fund performance adjusted for the fees and charges of the Contract. In other words, such performance information for the Sub-Account will be calculated based on the performance of the underlying Fund and the assumption that the Sub-Account had been in existence for the same periods as those indicated for the Fund, with the level of Contract charges currently in effect. The Fund used for these calculations will be the actual Fund in which the Sub-Account invests.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for a CDSC) or assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable CDSC).


The Company also may from time to time disclose other non-standardized total return in conjunction with the standardized performance data described above. Non-standardized data may reflect no CDSC and no Contract (or Certificate) Maintenance Fee and may present performance data for a period of time other than that required by the standardized format. The Company may from time to time also disclose cumulative total return calculated using the following formula assuming that the CDSC percentage is 0%:


CTR = (ERV/P) - 1

Where:

        CTR     =     the cumulative  total return net of Sub-Account  recurring charges, other than the Contract Maintenance Fee, for the period.

        ERV     =     ending  redeemable value of a hypothetical  $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof).

        P       =     a hypothetical initial payment of $1,000.

All non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.


The Contracts may be compared in advertising materials to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under a Contract, whether allocated to the Fixed Account or to a Sub-Account, are FDIC-insured.


Advertising materials for the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contract's particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Funds, investment philosophy, investment techniques, the desirability of owning a Contract and other products and services offered by the Company or AAG Securities, Inc.
("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Funds. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Funds and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a sub-account's, or its underlying fund's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.


NON-STANDARDIZED ANNUAL TOTAL RETURN
                                                       Standard Contract1/         Enhanced Contract2/
                                                       -------------------         -------------------
                                                              1 Year                     1 Year
                                                          (to 12/31/97)               (to 12/31/97)
                                                    --------------------------- --------------------------
THE DREYFUS CORPORATION:
Small Cap Portfolio (VIF)                                     15.32%                     15.66%
Capital Appreciation Portfolio (VIF)                          26.48%                     26.85%
The Dreyfus Socially Responsible Growth Fund, Inc.            26.86%                     27.23%
Dreyfus Stock Index Fund                                      31.32%                     31.71%
Growth and Income Portfolio (VIF)                             14.78%                     15.12%

JANUS CAPITAL CORPORATION:
Janus Aspen Worldwide Growth Portfolio                        20.65%                     21.01%
Janus Aspen Aggressive Growth Portfolio                       11.28%                     11.61%
Janus Aspen Balanced Portfolio                                20.60%                     20.96%

MERRILL LYNCH ASSET MANAGEMENT, L.P.:
Basic Value Focus Fund (VSF)                                  19.14%                     19.49%
Global Strategy Focus Fund (VSF)                              10.57%                     10.89%
High Current Income Fund (VSF)                                 9.63%                      9.96%
Domestic Money Market Fund (VSF)                               3.30%                      3.42%

MORGAN STANLEY ASSET MANAGEMENT INC.:
Morgan Stanley Universal Funds U.S. Real Estate                N/A                         N/A
Portfolio3/
Morgan Stanley Universal Funds Fixed Income                    N/A                         N/A
Portfolio3/

PILGRIM BAXTER & ASSOCIATES, LTD.:
PBHG  Insurance Series Fund, Inc. - PBHG                       N/A                         N/A
Technology & Communications Portfolio3/
PBHG Insurance  Series Fund, Inc. - PBHG Growth II             N/A                         N/A
Portfolio3/

STRONG CAPITAL MANAGEMENT, INC.:
Strong Opportunity Fund II, Inc.                              23.91%                     24.28%

1/ Annual  mortality  and expense risk charge of 1.25% of daily net asset value.
2/ Annual  mortality  and expense risk charge of 0.95% of daily net asset value.
3/ Annual Total Return not available because Fund not in existence for one full year.


COMMODORE AMERICUS QUALIFIED CONTRACTS

                   OPTION A TABLE -- INCOME FOR A FIXED PERIOD
           Payments for fixed number of years for each $1,000 applied.

     -----------------------------------------------------------------
        Terms of      Annual    Semi-Annual  Quarterly    Monthly
        Payments
     -----------------------------------------------------------------
          Years
            6         184.60       91.62       45.64       15.18
            7         160.51       79.66       39.68       13.20
            8         142.46       70.70       35.22       11.71
            9         128.43       63.74       31.75       10.56
           10         117.23       58.18       28.98        9.64
           11         108.08       53.64       26.72        8.88
           12         100.46       49.86       24.84        8.26
           13          94.03       46.67       23.25        7.73
           14          88.53       43.94       21.89        7.28
           15          83.77       41.57       20.71        6.89
           16          79.61       39.51       19.68        6.54
           17          75.95       37.70       18.78        6.24
           18          72.71       36.09       17.98        5.98
           19          69.81       34.65       17.26        5.74
           20          67.22       33.36       16.62        5.53
     -----------------------------------------------------------------



                          OPTION B TABLE - LIFE ANNUITY
                    With Payments For At Least A Fixed Period

          --------- ----------- ----------- ----------- ----------
                    60 MONTHS   120 MONTHS  180 MONTHS  240 MONTHS
          --------- ----------- ----------- ----------- ----------
            Age
          --------- ----------- ----------- ----------- ----------
             55        $4.42       $4.39       $4.32      $4.22
             56         4.51        4.47        4.40       4.29
             57         4.61        4.56        4.48       4.35
             58         4.71        4.65        4.56       4.42
             59         4.81        4.75        4.64       4.49
             60         4.92        4.86        4.73       4.55
             61         5.04        4.97        4.83       4.62
             62         5.17        5.08        4.92       4.69
             63         5.31        5.20        5.02       4.76
             64         5.45        5.33        5.12       4.83
             65         5.61        5.46        5.22       4.89
             66         5.77        5.60        5.33       4.96
             67         5.94        5.75        5.43       5.02
             68         6.13        5.91        5.54       5.08
             69         6.33        6.07        5.65       5.14
             70         6.54        6.23        5.76       5.19
             71         6.76        6.41        5.86       5.24
             72         7.00        6.58        5.96       5.28
             73         7.26        6.77        6.06       5.32
             74         7.53        6.95        6.16       5.35
          --------- ----------- ----------- ----------- ----------


                         OPTION C TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY
                Monthly payments for each $1,000 of proceeds by ages of persons named.*

------------------------------------------------------------------------------------------------------
  PRIMARY                                         SECONDARY AGE
    AGE
            ------------------------------------------------------------------------------------------
               60      61     62       63      64      65       66      67      68      69      70
------------------------------------------------------------------------------------------------------
    60         $4.56  $4.58   $4.61    $4.63  $4.65     $4.67   $4.69  $4.71    $4.73   $4.75   $4.76
    61          4.63   4.66    4.69     4.71   4.73      4.76    4.78   4.80     4.82    4.84    4.86
    62          4.71   4.74    4.77     4.80   4.82      4.85    4.87   4.90     4.92    4.94    4.96
    63          4.79   4.82    4.85     4.88   4.91      4.94    4.97   5.00     5.02    5.05    5.07
    64          4.88   4.91    4.94     4.98   5.01      5.04    5.07   5.10     5.13    5.15    5.18
    65          4.96   5.00    5.03     5.07   5.11      5.14    5.17   5.20     5.24    5.27    5.30
    66          5.05   5.09    5.13     5.17   5.21      5.24    5.28   5.32     5.35    5.38    5.42
    67          5.14   5.18    5.23     5.27   5.31      5.35    5.39   5.43     5.47    5.51    5.54
    68          5.23   5.28    5.33     5.37   5.42      5.46    5.50   5.55     5.59    5.63    5.67
    69          5.33   5.38    5.43     5.48   5.53      5.57    5.62   5.67     5.72    5.76    5.81
    70          5.43   5.48    5.53     5.59   5.64      5.69    5.74   5.80     5.85    5.90    5.95
------------------------------------------------------------------------------------------------------
        *Payments after the death of the Primary Payee will be one-half of the amount shown.



COMMODORE AMERICUS NON-QUALIFIED CONTRACTS

                   OPTION A TABLE - INCOME FOR A FIXED PERIOD
           Payments for fixed number of years for each $1,000 applied.

     ----------------------------------------------------------------
       Terms of      Annual   Semi-Annual   Quarterly     Monthly
       Payments
     ----------------------------------------------------------------
         Years
           6         184.60      91.62        45.64        15.18
           7         160.51      79.66        39.68        13.20
           8         142.46      70.70        35.22        11.71
           9         128.43      63.74        31.75        10.56
          10         117.23      58.18        28.98         9.64
          11         108.08      53.64        26.72         8.88
          12         100.46      49.86        24.84         8.26
          13          94.03      46.67        23.25         7.73
          14          88.53      43.94        21.89         7.28
          15          83.77      41.57        20.71         6.89
          16          79.61      39.51        19.68         6.54
          17          75.95      37.70        18.78         6.24
          18          72.71      36.09        17.98         5.98
          19          69.81      34.65        17.26         5.74
          20          67.22      33.36        16.62         5.53
     --------------------------------------------------------------

                    OPTION B TABLES - LIFE ANNUITY
               With Payments For At Least A Fixed Period

     --------- ----------- ----------- ----------- ------------
                   60      120 MONTHS  180 MONTHS      240
       MALE      MONTHS                              MONTHS
     --------- ----------- ----------- ----------- ------------
       Age
     --------- ----------- ----------- ----------- ------------
        55        $4.68       $4.62       $4.53        $4.39
        56         4.78        4.72        4.61         4.45
        57         4.89        4.82        4.69         4.51
        58         5.00        4.92        4.78         4.58
        59         5.12        5.03        4.87         4.64
        60         5.25        5.14        4.96         4.71
        61         5.39        5.26        5.06         4.78
        62         5.53        5.39        5.16         4.84
        63         5.69        5.52        5.26         4.90
        64         5.85        5.66        5.36         4.96
        65         6.03        5.81        5.46         5.02
        66         6.21        5.96        5.56         5.08
        67         6.41        6.11        5.66         5.13
        68         6.62        6.28        5.76         5.18
        69         6.84        6.44        5.86         5.23
        70         7.07        6.61        5.96         5.27
        71         7.32        6.78        6.05         5.31
        72         7.58        6.96        6.14         5.34
        73         7.85        7.14        6.23         5.37
        74         8.14        7.32        6.31         5.40
     --------- ----------- ----------- ----------- ------------


     ----------- ----------- ---------- ----------- ------------
                     60      120        180 MONTHS      240
       FEMALE      MONTHS     MONTHS                  MONTHS
     ----------- ----------- ---------- ----------- ------------
        Age
     ----------- ----------- ---------- ----------- ------------
         55         $4.25      $4.22       $4.18        $4.10
         56          4.33       4.30        4.25         4.17
         57          4.41       4.38        4.32         4.23
         58          4.50       4.47        4.40         4.30
         59          4.60       4.56        4.48         4.37
         60          4.70       4.66        4.57         4.44
         61          4.81       4.76        4.66         4.51
         62          4.93       4.86        4.75         4.58
         63          5.05       4.98        4.85         4.65
         64          5.18       5.10        4.95         4.72
         65          5.32       5.22        5.05         4.79
         66          5.47       5.36        5.16         4.86
         67          5.63       5.50        5.26         4.93
         68          5.80       5.65        5.37         5.00
         69          5.98       5.80        5.49         5.06
         70          6.18       5.96        5.60         5.12
         71          6.39       6.14        5.71         5.18
         72          6.62       6.31        5.83         5.23
         73          6.86       6.50        5.94         5.28
         74          7.12       6.69        6.04         5.32
     ----------- ----------- ---------- ----------- ------------


                         OPTION C TABLES - JOINT AND ONE-HALF SURVIVOR ANNUITY
                Monthly payments for each $1,000 of proceeds by ages of persons named.*

------------------------------------------------------------------------------------------------------
   MALE                                       FEMALE SECONDARY AGE
  PRIMARY
    AGE
            ------------------------------------------------------------------------------------------
               60      61     62       63      64      65       66      67      68      69      70
------------------------------------------------------------------------------------------------------
    60         $4.70  $4.73   $4.76    $4.79  $4.82     $4.85   $4.88  $4.91    $4.94   $4.96   $4.99
    61          4.78   4.81    4.84     4.88   4.91      4.94    4.97   5.00     5.03    5.06    5.09
    62          4.86   4.89    4.93     4.96   5.00      5.03    5.07   5.10     5.13    5.16    5.19
    63          4.94   4.97    5.01     5.05   5.09      5.13    5.16   5.20     5.24    5.27    5.31
    64          5.02   5.06    5.10     5.14   5.18      5.23    5.27   5.31     5.34    5.38    5.42
    65          5.10   5.15    5.19     5.24   5.28      5.33    5.37   5.41     5.46    5.50    5.54
    66          5.19   5.24    5.28     5.33   5.38      5.43    4.84   5.52     5.57    5.62    5.66
    67          5.28   5.33    5.38     5.43   5.48      5.53    5.59   5.64     5.69    5.74    5.79
    68          5.37   5.42    5.48     5.53   5.59      5.64    5.70   5.75     5.81    5.86    5.92
    69          5.46   5.52    5.57     5.63   5.69      5.75    5.81   5.87     5.93    5.99    6.05
    70          5.55   5.61    5.67     5.74   5.80      5.86    5.93   5.99     6.06    6.12    6.19
------------------------------------------------------------------------------------------------------
        *Payments after the death of the Primary Payee will be one-half of the amount shown.



                Monthly payments for each $1,000 of proceeds by ages of persons named.*

------------------------------------------------------------------------------------------------------
    MALE                                        FEMALE PRIMARY AGE
 SECONDARY
    AGE
             -----------------------------------------------------------------------------------------
               60      61     62       63      64      65       66      67      68      69      70
------------------------------------------------------------------------------------------------------
     60        $4.46  $4.54   $4.62    $4.71  $4.79     $4.88   $4.98  $5.07    $5.17   $5.27   $5.38
     61         4.48   4.56    4.65     4.73   4.82      4.91    5.01   5.11     5.21    5.31    5.42
     62         4.50   4.58    4.67     4.75   4.85      4.94    5.04   5.14     5.25    5.36    5.47
     63         4.52   4.60    4.69     4.78   4.87      4.97    5.07   5.17     5.28    5.40    5.51
     64         4.53   4.62    4.71     4.80   4.90      5.00    5.10   5.21     5.32    5.44    5.56
     65         4.55   4.63    4.72     4.82   4.92      5.02    5.13   5.24     5.35    5.48    5.60
     66         4.56   4.65    4.74     4.84   4.94      5.05    5.16   5.27     5.39    5.51    5.64
     67         4.57   4.66    4.76     4.86   4.96      5.07    5.18   5.30     5.42    5.55    5.68
     68         4.59   4.68    4.78     4.88   4.98      5.09    5.21   5.33     5.45    5.59    5.72
     69         4.60   4.69    4.79     4.89   5.00      5.11    5.23   5.36     5.48    5.62    5.76
     70         4.61   4.70    4.80     4.91   5.02      5.13    5.25   5.38     5.51    5.65    5.80
------------------------------------------------------------------------------------------------------
        *Payments after the death of the Primary Payee will be one-half of the amount shown.


COMMODORE NAUTICUS GROUP CONTRACT AND CERTIFICATES

The Settlement Option Tables show the guaranteed dollar amount, based on unisex rates, of the monthly payments under various settlement options for each $1,000 applied.

                  OPTION 1 TABLES -- LIFE ANNUITY
             WITH PAYMENTS FOR AT LEAST A FIXED PERIOD

     ----------- ---------- --------- ---------- ----------
                 60 MONTHS    120        180        240
                             MONTHS    MONTHS     MONTHS
     ----------- ---------- --------- ---------- ----------
        AGE
     ----------- ---------- --------- ---------- ----------
         55        $4.55     $4.51      $4.44      $4.33
         56         4.65      4.61       4.52       4.39
         57         4.76      4.71       4.61       4.46
         58         4.87      4.81       4.70       4.53
         59         4.99      4.92       4.79       4.60
         60         5.12      5.04       4.89       4.67
         61         5.25      5.16       4.99       4.74
         62         5.40      5.29       5.09       4.81
         63         5.55      5.42       5.19       4.87
         64         5.72      5.56       5.30       4.94
         65         5.89      5.71       5.40       5.00
         66         6.08      5.86       5.51       5.06
         67         6.27      6.02       5.62       5.11
         68         6.48      6.19       5.72       5.17
         69         6.71      6.36       5.83       5.22
         70         6.95      6.54       5.93       5.26
         71         7.20      6.72       6.03       5.30
         72         7.46      6.90       6.12       5.34
         73         7.75      7.08       6.21       5.37
         74         8.04      7.27       6.30       5.40
     ----------- ---------- --------- ---------- ----------

                          OPTION 2 TABLE - LIFE ANNUITY

------------------------------------------------------------------------------
  AGE                 AGE                AGE                AGE
------------------------------------------------------------------------------
   55     $4.65       60     $5.14        65    $5.95        70     $7.08
   56      4.67       61      5.28        66     6.14        71      7.36
   57      4.77       62      5.43        67     6.35        72      7.66
   58      4.89       63      5.59        68     6.58        73      7.98
   59      5.01       64      5.76        69     6.82        74      8.33
------------------------------------------------------------------------------


                  OPTION 3 TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY
        MONTHLY PAYMENTS FOR EACH $1,000 OF PROCEEDS BY AGES OF PERSONS NAMED.*

---------------------------------------------------------------------------------------
                                         Secondary Age
---------------------------------------------------------------------------------------
 Primary
   Age      60     61     62     63     64     65     66     67     68     69     70
---------------------------------------------------------------------------------------
   60      $4.73  $4.75  $4.78  $4.80  $4.83  $4.85  $4.87  $4.89  $4.92  $4.93  $4.95
   61       4.81   4.84   4.87   4.90   4.92   4.95   4.97   5.00   5.02   5.04   5.06
   62       4.90   4.93   4.96   4.99   5.02   5.05   5.08   5.11   5.13   5.16   5.18
   63       4.99   5.03   5.06   5.09   5.13   5.16   5.19   5.22   5.25   5.28   5.30
   64       5.09   5.12   5.16   5.20   5.23   5.27   5.30   5.34   5.37   5.40   5.43
   65       5.18   5.22   5.26   5.31   5.35   5.38   5.42   5.46   5.49   5.53   5.56
   66       5.28   5.33   5.37   5.42   5.46   5.50   5.54   5.58   5.62   5.66   5.70
   67       5.38   5.43   5.48   5.53   5.58   5.62   5.67   5.72   5.76   5.80   5.84
   68       5.49   5.54   5.59   5.65   5.70   5.75   5.80   5.85   5.90   5.95   5.99
   69       5.60   5.65   5.71   5.77   5.82   5.88   5.93   5.99   6.04   6.10   6.15
   70       5.71   5.77   5.83   5.89   5.95   6.01   6.07   6.13   6.19   6.25   6.31
---------------------------------------------------------------------------------------
  *Payments after the death of the Primary Payee will be one-half of the amount shown.


               OPTION 4 TABLE - INCOME FOR A FIXED PERIOD PAYMENTS FOR FIXED NUMBER OF YEARS FOR EACH $1,000 APPLIED.

          ------------- ----------- ---------- ----------- ----------
            TERMS OF      ANNUAL      SEMI-    QUARTERLY    MONTHLY
            PAYMENTS                 ANNUAL
          ------------- ----------- ---------- ----------- ----------
             YEARS
          ------------- ----------- ---------- ----------- ----------
               6           $184.60     $91.62      $45.64     $15.18
               7            160.51      79.68       39.68      13.20
               8            142.46      70.70       35.22      11.71
               9            128.43      63.74       31.75      10.56
               10           117.23      58.18       28.98       9.64
               11           108.08      53.64       26.72       8.88
               12           100.46      49.86       24.84       8.26
               13            94.03      46.67       23.25       7.73
               14            88.53      43.94       21.89       7.28
               15            83.77      41.57       20.71       6.89
               16            79.61      39.51       19.68       6.54
               17            75.95      37.70       18.78       6.24
               18            72.71      36.09       17.98       5.98
               19            69.81      34.65       17.26       5.74
               20            67.22      33.36       16.82       5.53
          ------------- ----------- ---------- ----------- ----------


Rates for monthly payments for ages or fixed periods not shown in the above tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available except as a Death Benefit settlement option.

                               FEDERAL TAX MATTERS


The Contracts and any Certificates thereunder are designed for use by individuals as a non-tax-qualified annuity (including Contracts purchased by an employer in connection with a Code Section 457 (other than 457(g)) or non-qualified deferred compensation plan), and with arrangements which qualify for special tax treatment under Sections 401, 403, 408 or 457(g) of the Code. The ultimate effect of federal taxes on the Account Value, on Annuity Benefits or on the Death Benefit, and on the economic benefit to the Owner, Participant, Annuitant and/or Beneficiary may depend on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned and on the Company's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about tax implications should consult a competent tax adviser. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


TAXATION OF THE COMPANY


The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.


Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.


TAX STATUS OF THE CONTRACTS


Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Funds' assets may be invested.


In certain circumstances, Owners of individual variable annuity contracts and Participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the variable contract owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner or Participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner or Participant has additional flexibility in allocating Purchase Payments and Account Value. These differences could result in an Owner or Participant being treated as the owner of a PRO-RATA portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an Owner or Participant from being considered the owner of a PRO-RATA share of the assets of the Separate Account.



                              FINANCIAL STATEMENTS


The audited financial statements of the Separate Account for the year ended December 31, 1997 and the Company's audited statutory-basis financial statements for the years ended December 31, 1997 and 1996 are included herein.


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS
                               VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS




                     Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 and 1996





                                    CONTENTS

Report of Independent Auditors ............................................21

Audited Financial Statements

Statement of Assets and Liabilities - Current Year.........................22
Statement of Assets and Liabilities - Prior Year ..........................24
Statements of Operations - Current Year ...................................25
Statements of Changes in Net Assets - Current Year ........................26
Statements of Operations and Statements of Changes in Net
     Assets - Prior Year ..................................................29
Notes to Financial Statements .............................................31

ERNST & YOUNG LLP               1300 Chiquita Center      Phone: 513-621-6454
                                250 East Fifth Street
                                Cincinnati, Ohio 45202


                         Report of Independent Auditors


Contractholders of Annuity Investors Variable Account A
 and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account A (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short-Term Bond Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. High Current Income Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A as of December 31, 1997 and 1996, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP


Cincinnati, Ohio
February 3, 1998

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997



Assets:                                                 Shares          Cost
                                                        ------          ----
   Investments in portfolio shares,
           at net asset value (Note 2):
      Dreyfus Variable Investment Fund:
          Capital Appreciation Portfolio............    140,369.889    $  3,586,392   $  3,916,320
          Growth and Income Portfolio...............     26,988.061         585,651        560,812
          Small Cap Portfolio.......................     18,735.866       1,118,725      1,070,567
      Dreyfus Funds:
           Socially Responsible Growth
              Fund, Inc.............................     83,872.063       1,957,506      2,094,285
          Stock Index Fund..........................    202,885.198       4,860,174      5,224,294
      Janus Aspen Series:
          Aggressive Growth Portfolio...............    124,254.001       2,247,391      2,553,420
          Worldwide Growth Portfolio................    288,619.142       6,340,150      6,750,802
          Balanced Portfolio........................    337,438.946       5,473,066      5,895,058
          Short-Term Bond Portfolio.................      7,446.572          74,035         66,126
      Merrill Lynch Variable Series Funds, Inc.:
          Basic Value focus Fund....................     63,965.078         955,064      1,013,207
          Global Strategy Focus Fund................     15,966.291         234,211        234,864
          High Current Income Fund..................     70,683.985         812,648        814,279
          Domestic Money Market Fund................    764,922.240         764,922        764,922
       Morgan Stanley Universal Funds, Inc.:
          Fixed Income Portfolio....................      7,372.126          79,156         76,744
          U.S. Real Estate..........................     20,939.568         231,982        238,921
       PBHG Insurance Series Fund, Inc.:
          Growth II Portfolio.......................     16,267.143         180,184        174,872
          Technology & Communications
              Portfolio............................      51,008.507         547,507        530,999
      Strong Funds:
          Opportunity Fund II.......................     20,165.037         430,658        437,581
                                                                       ------------
    Total cost.....................................                    $ 30,479,422

--------------------------------------------------------------------------------------------------
    Total assets...................................................................     32,418,073

Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).............              0
--------------------------------------------------------------------------------------------------
        Net assets.................................................................... $32,418,073


           The accompanying notes are an integral part of these financial statements.




                                          ANNUITY INVESTORS VARIABLE ACCOUNT A

                                    STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                   December 31, 1997


Net assets attributable to variable annuity contract holders (Note 2):         Units        Unit Value
                                                                           -----------      ----------
   Dreyfus Variable Investment Fund:
       Capital Appreciation Portfolio - Basic contract...................  247,118.575      $15.594553       3,853,704
       Capital Appreciation Portfolio - Enhanced contract................    3,990.613       15.690822          62,616
       Growth and Income Portfolio - Basic contract......................   48,865.286       11.475350         560,746
       Growth and Income Portfolio - Enhanced contract...................        5.708       11.498113              66
       Small Cap Portfolio - Basic contract..............................   86,150.930       12.145032       1,046,306
       Small Cap Portfolio - Enhanced contract...........................    1,993.698       12.169119          24,261
   Dreyfus Funds:
       Socially Responsible Growth Fund, Inc. - Basic contract...........  132,957.488       15.126449       2,011,174
       Socially Responsible Growth Fund, Inc. - Enhanced contract........    5,460.625       15.220020          83,111
       Stock Index Fund - Basic contract.................................  324,713.323       15.879169       5,156,178
       Stock Index Fund - Enhanced contract..............................    4,263.339       15.977173          68,116
   Janus Aspen Series:
       Aggressive Growth Portfolio - Basic contract......................  207,227.419       12.217744       2,531,852
       Aggressive Growth Portfolio - Enhanced contract...................    1,754.459       12.293313          21,568
       Worldwide Growth Portfolio - Basic contract.......................  425,739.592       15.742391       6,702,159
       Worldwide Growth Portfolio - Enhanced contract....................    3,070.952       15.839608          48,643
       Balanced Portfolio - Basic contract...............................  409,917.307       14.073772       5,769,083
       Balanced Portfolio - Enhanced contract............................    8,896.063       14.160835         125,975
       Short-Term Bond Portfolio - Basic contract........................    3,967.559       10.890671          43,210
       Short-Term Bond Portfolio - Enhanced contract.....................    2,091.259       10.958058          22,916
   Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Fund - Basic contract...........................   68,181.594       14.408954         982,426
       Basic Value Focus Fund - Enhanced contract........................    2,123.159       14.497904          30,781
       Global Strategy Focus Fund - Basic contract.......................   17,615.512       12.486612         219,958
       Global Strategy Focus Fund - Enhanced contract....................    1,186.434       12.563763          14,906
       High Current Income Fund - Basic contract.........................   65,756.981       12.189961         801,575
       High Current Income Fund - Enhanced contract......................    1,036.359       12.258690          12,704
       Domestic Money Market Fund - Basic contract.......................  697,535.841        1.079946         753,301
       Domestic Money Market Fund - Enhanced contract....................   10,686.456        1.087469          11,621
   Morgan Stanley Universal Funds, Inc.:
       Fixed Income Portfolio - Basic contract...........................    7,144.949       10.740991          76,744
       Fixed Income Portfolio - Enhanced contract........................        0.000       10.762308               0
       U.S. Real Estate Portfolio - Basic contract.......................   19,438.406       12.291156         238,921
       U.S. Real Estate Portfolio - Enhanced contract....................        0.000       12.315552               0
   PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio - Basic contract..............................   15,905.540       10.661135         169,571
       Growth II Portfolio - Enhanced contract...........................      496.211       10.682296           5,301
       Technology & Communications Portfolio - Basic contract............   51,276.959       10.323925         529,380
       Technology & Communications Portfolio - Enhanced contract.........      156.518       10.344412           1,619
   Strong Funds:
       Opportunity Fund II - Basic contract..............................   35,542.297       12.311565         437,581
       Opportunity Fund II - Enhanced contract...........................        0.000       12.335975               0
-------------------------------------------------------------------------------------------------------------------------------

         Net assets attributable to variable annuity contract holders.................................      32,418,073
-------------------------------------------------------------------------------------------------------------------------------

         Net assets...................................................................................    $ 32,418,073


                       The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996



Assets:
      Investments in portfolio shares, at net asset value (Note 2):                   Shares           Cost
                                                                                  --------------  --------------
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio.....................................   18,967.$36        406,745         $ 416,902
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc..............................    9,116.438        183,359           183,149
              Stock Index Fund...................................................   17,818.125        353,102           361,352
          Janus Aspen Series:
              Aggressive Growth Portfolio........................................   32,665.778        599,092           595,824
              Worldwide Growth Portfolio........................................    34,327.515        643,967           667,326
              Balanced Portfolio.................................................   40,102.354        583,384           592,312
              Short-Term Bond Portfolio..........................................    4,399.742         44,349            43,865
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund.............................................    5,695.788         79,600            83,956
              Global Strategy Focus Fund.........................................    1,754.771         22,862            24,339
              High Current Income Fund...........................................    6,938.501         78,251            79,030
              Domestic Money Market Fund.........................................   340,994.99        341,054           341,054
                                                                                                   ---------------
                            Total cost.........................................................  $  3,335,765

--------------------------------------------------------------------------------------------------------------------------------
                            Total assets............................................................................. 3,389,109
Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)................................................    8,687
-------------------------------------------------------------------------------------------------------------------------------

             Net assets............................................................................................ $ 3,380,422


Net assets attributable to variable annuity contract holders (Note 2):              Units           Unit Value
                                                                                ----------------- ----------------
          Dreyfus Variable Investment Funds:
              Capital Appreciation Portfolio - Basic contract...................    33,424.286     $12.330543         $ 412,140
              Capital Appreciation Portfolio - Enhanced contract................       313.603      12.369954             3,879
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract...........    15,316.028      11.924561           182,637
              Socially Responsible Growth Fund, Inc. - Enhanced contract........         0.000      11.962818                 0
              Stock Index Fund - Basic contract.................................    29,203.177      12.092195           353,131
              Stock Index Fund - Enhanced contract..............................       600.306      12.130821             7,282
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract......................    52,219.342      10.979832           573,359
              Aggressive Growth Portfolio - Enhanced contract...................     1,910.271      11.015008            21,042
              Worldwide Growth Portfolio - Basic contract.......................    50,730.352      13.048360           661,947
              Worldwide Growth Portfolio - Enhanced contract....................       272.267      13.090061             3,564
              Balanced Portfolio - Basic contract...............................    49,603.384      11.670308           578,886
              Balanced Portfolio - Enhanced contract............................     1,024.467      11.707739            11,994
              Short-Term Bond Portfolio - Basic contract........................     4,216.270      10.332080            43,563
              Short-Term Bond Portfolio - Enhanced contract.....................        17.440      10.365199               181
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund - Basic contrac............................     6,820.503      12.094664            82,492
              Basic Value Focus Fund - Enhanced contract........................        96.296      12.133299             1,168
              Global Strategy Focus Fund - Basic contract.......................     2,114.707      11.294096            23,884
              Global Strategy Focus Fund - Enhanced contract....................        30.061      11.330202               341
              High Current Income Fund - Basic contract.........................     6,837.357      11.119068            76,025
              High Current Income Fund - Enhanced contract......................       255.389      11.148637             2,847
              Domestic Money Market Fund - Basic contract.......................   325,331.820       1.041216           338,741
              Domestic Money Market Fund - Enhanced contract....................     1,260.991       1.045819             1,319

--------------------------------------------------------------------------------------------------------------------------------
                            Net assets attributable to variable annuity contract holders                              3,380,422
--------------------------------------------------------------------------------------------------------------------------------

                            Net assets............................................................................  $ 3,380,422



   The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                                      STATEMENTS OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 1997

====================================================================================================================================
                                                               Dreyfus Variable Investment Fund                Dreyfus Funds
                                                          -------------------------------------------- -----------------------------
                                                                              Growth                      Socially
                                                              Capital          and           Small       Responsible        Stock
                                                           Appreciation       Income          Cap           Growth          Index
                                                             Portfolio       Portfolio     Portfolio      Fund, Inc.         Fund
====================================================================================================================================

Investment income:
     Dividends from investments in portfolio shares............$  31,931        $ 35,214    $  53,513      $  65,284   $  167,780

Expenses:
     Mortality and expense risk fees (Note 4)..................   24,987           1,729        2,571         13,118       29,248

---------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................     6,944          33,485       50,942         52,166      138,532

Net realized gain (loss) and unrealized appreciation
  (depreciation)  on investments:
     Net realized gain on sale of investments in portfolio
        portfolio shares......................................    10,026           1,311           10          8,354        3,459
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio shares......   319,771        (24,839)     (48,158)        136,989      355,870
---------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares..   329,797        (23,528)     (48,148)        145,343      359,329

---------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                    from operations........................... $ 336,741        $ 9,957      $ 2,794      $ 197,509    $ 497,861

================================================================================================================================
                                                                                                                           Morgan
                                                                                                                           Stanley
                                                                                                                          Universal
                                                                    Merrill Lynch Variable Series Funds, Inc.              Funds
                                                          -------------------------------------------------------------- ----------
                                                                 Basic        Global          High         Domestic        U.S.
                                                                 Value       Strategy       Current          Money         Fixed
                                                                 Focus        Focus         Income         Market         Income
                                                                 Fund          Fund           Fund           Fund        Portfolio
===================================================================================================================================


Investment income:
     Dividends from investments in portfolio shares............ $  9,192        $  1,268    $  33,292      $  41,589    $  4,192

Expenses:
     Mortality and expense risk fees (Note 4)..................    6,537           1,537        4,852         11,904         217
--------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).........................    2,655           (269)       28,440         29,685       3,975

Net realized gain (loss) and unrealized appreciation
   (depreciation) on investments:
     Net realized gain on sale of investments in
        portfolio shares.......................................    3,825           2,375          471             0         186
     Net change in unrealized appreciation
        (depreciation) of investments in portfolio shares......   53,787           (823)          853             0      (2,412)
--------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares...   57,612           1,552        1,324             0      (2,226)
--------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                  from operations............................. $  60,267        $  1,283    $  29,764     $  29,685    $  1,749
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A (continued)

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


                                                                                   Janus Aspen Series
                                                                 -------------------------------------------------------
                                                                                                                   Short-
                                                                   Aggressive     Worldwide                        Term
                                                                     Growth        Growth       Balanced            Bond
                                                                   Portfolio      Portfolio    Portfolio          Portfolio



Investment income:
     Dividends from investments in portfolio shares............       $      0    $   60,959   $  113,010     $  11,320

Expenses:
     Mortality and expense risk fees (Note 4)..................         20,223        44,109       36,816           746

-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................        (20,223)        16,850       76,194        10,574

Net realized gain (loss) and unrealized appreciation
  (depreciation)  on investments:
     Net realized gain on sale of investments in portfolio
        portfolio shares......................................           1,204         9,006        9,629           158
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio shares......         309,297       387,292      413,065       (7,425)
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares..         310,501       396,298      422,694       (7,267)

-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                    from operations...........................     $  290,278    $  413,148   $  498,888      $  3,307

====================================================================================================================================
                                                               Morgan Stanley
                                                               Universal           PBHG Insurance                Strong
                                                                Funds            Series Fund, Inc.               Funds
                                                          --------------------- -------------------------- ------------------------
                                                                     U.S.                     Technology
                                                                     Real         Growth         and           Opportunity
                                                                     Estate          II       Communications      Fund
                                                                   Portfolio      Portfolio    Portfolio          II        Total
====================================================================================================================================


Investment income:
     Dividends from investments in portfolio shares............      $   7,455      $      0    $       0     $    407   $ 636,406

Expenses:
     Mortality and expense risk fees (Note 4)..................            727           767        2,092          948     203,128
-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).........................          6,728         (767)      (2,092)        (541)     433,278

Net realized gain (loss) and unrealized appreciation
   (depreciation) on investments:
     Net realized gain on sale of investments in
        portfolio shares.......................................           448           109          898          483      51,952
     Net change in unrealized appreciation
        (depreciation) of investments in portfolio shares......          6,939       (5,312)     (16,509)        6,923   1,885,308
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares...          7,387       (5,203)     (15,611)        7,406   1,937,260
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets
                  from operations..............................      $  14,115    $  (5,970)   $ (17,703)     $  6,865  $2,370,538
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997

==================================================================================================================================
                                                                   Dreyfus Variable Investment Fund               Dreyfus Funds
                                                           -------------------------------------------------- --------------------
                                                                                   Growth                          Socially
                                                                 Capital             and           Small         Responsible
                                                               Appreciation         Income          Cap            Growth
                                                                Portfolio         Portfolio      Portfolio       Fund, Inc.
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................    $      6,944        $   33,485      $  50,942          $  52,166
     Net realized gain on sale of investments in
       portfolio shares..............................          10,026             1,311             10              8,354
     Net change in unrealized appreciation
       (depreciation) of investments in
        portfolio shares.............................         319,771          (24,839)       (48,158)            136,989
--------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations..............................         336,741             9,957          2,794            197,509

Changes from principal transactions:
     Contract purchase payments......................       2,587,775           473,969        833,543          1,445,588
     Contract redemptions............................        (114,166)          (18,372)        (3,025)           (51,480)
     Net transfers (to) from fixed account...........         689,951            95,258        237,255            320,031

--------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................       3,163,560           550,855      1,067,773          1,714,139
--------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............       3,500,301           560,812      1,070,567          1,911,648
Net assets, beginning of period......................         416,019                 0              0            182,637

--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................    $  3,916,320        $  560,812    $ 1,070,567       $  2,094,285
================================================================================================================================
                                                                  Merrill Lynch Variable Series Funds, Inc.
                                                           --------------------------------------------------------------------
                                                                 Basic             Global          High           Domestic
                                                                 Value            Strategy       Current           Money
                                                                 Focus             Focus          Income           Market
                                                                  Fund              Fund           Fund             Fund
================================================================================================================================
Changes from operations:
     Net investment income (loss).....................   $      2,655   $      $  (269)       $ 28,440           $ 29,685
     Net realized gain on sale of investments in
        portfolio shares..............................          3,825             2,375            471                  0
     Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares..............................         53,787              (823)           853                  0
--------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations...............................         60,267             1,283         29,764             29,685

Changes from principal transactions:
     Contract purchase payments.......................        782,172           182,783        646,791          1,766,603
     Contract redemptions ............................        (34,859)          (11,021)        (8,576)           (28,653)
     Net transfers (to) from fixed
          account....................................         121,967            37,593         67,428         (1,342,773)
--------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................         869,280           209,356        705,643            395,177
--------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............         929,547           210,639        735,407            424,862
Net assets, beginning of period......................          83,660            24,225         78,872            340,060
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................    $  1,013,207       $   234,864    $   814,279         $  764,922


   The accompanying notes are an integral part of these financial statements.

================================================================================================================================


                ANNUITY INVESTORS VARIABLE ACCOUNT A (continued)

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997

================================================================================================================================
                                                          Dreyfus
                                                           Funds                       Janus Aspen Series
                                                      -------------- -----------------------------------------------------------
                                                                                                                       Short-
                                                            Stock      Aggressive     Worldwide                        Term
                                                            Index        Growth        Growth        Balanced          Bond
                                                            Fund        Portfolio     Portfolio     Portfolio        Portfolio
=================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................   $ 138,532    $(20,223)    $   16,850     $    76,194     $  10,574
     Net realized gain on sale of investments in
       portfolio shares..............................       3,459        1,204         9,006           9,629           158
     Net change in unrealized appreciation
       (depreciation) of investments in
        portfolio shares.............................     355,870      309,297       387,292         413,065         (7,425)
-----------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations..............................     497,861      290,278       413,148         498,888         3,307

Changes from principal transactions:
     Contract purchase payments......................   3,887,862    1,590,929     4,759,590       4,181,625        29,866
     Contract redemptions............................    (82,415)     (57,933)     (153,014)       (140,016)         (283)
     Net transfers (to) from fixed account...........     560,574      135,745     1,065,566         763,682      (10,508)

----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................   4,366,020    1,668,741     5,672,143       4,805,290        19,075
----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............   4,863,881    1,959,019     6,085,291       5,304,178        22,382
Net assets, beginning of period......................     360,413      594,401       665,511         590,880        43,744

-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................ $ 5,224,294   $2,553,420  $  6,750,802    $  5,895,058      $ 66,126    `
===================================================================================================================================

                                                          Morgan Stanley                 PBHG Insurance          Strong
                                                          Universal Funds               Series Fund, Inc.        Funds
                                                      --------------------------- ---------------------------- ----------
                                                                           U.S.                  Technology
                                                          Fixed            Real     Growth          and        Opportunity
                                                          Income          Estate      II        Communications    Fund
                                                        Portfolio       Portfolio   Portfolio     Portfolio       II        Total
===================================================================================================================================
Changes from operations:
     Net investment income (loss).....................   $  3,975      $   6,728   $    (767)   $  (2,092)   $  (541)   $  433,278
     Net realized gain on sale of investments in
        portfolio shares..............................        186            448         109          898        483        51,952
     Net change in unrealized appreciation
        (depreciation) of investments in
        portfolio shares..............................     (2,412)         6,939      (5,312)     (16,509)     6,923     1,885,308
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
             operations...............................      1,749         14,115      (5,970)     (17,703)     6,865     2,370,538

Changes from principal transactions:
     Contract purchase payments.......................     60,217        158,252     158,200      315,811    346,824    24,208,399
     Contract redemptions ............................     (2,721)        (3,572)          0      (10,266)         0      (720,373)
     Net transfers (to) from fixed                         17,500         70,126      22,642      243,157     83,892     3,179,086
          account....................................
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions............................      74,995        224,806     180,842      548,702    430,716    26,667,113
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............      76,744        238,921     174,872      530,999    437,581    29,037,651
Net assets, beginning of period......................           0              0           0            0          0     3,380,422
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period............................   $  76,744     $  238,921    $174,872    $ 530,999  $ 437,581   $32,418,073

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                          YEAR ENDED DECEMBER 31, 1997


                                                Basic Contracts


================================================================================================================
                                               Dreyfus Variable Investment Fund            Dreyfus Funds
                                            -------------------------------------   -------------------------
                                                             Growth                  Socially
                                              Capital         and        Small      Responsible        Stock
                                            Appreciation     Income       Cap          Growth          Index
                                             Portfolio      Portfolio   Portfolio    Fund, Inc.        Fund
================================================================================================================

Units outstanding, December 31, 1996        33,424.286         0.000        0.000     15,316.028     29,203.177

Units purchased                            224,280.056    50,518.305   86,407.351    122,765.393    302,515.480

Units redeemed                             (10,585.767)   (1,653.019)    (256.421)    (5,123.933)    (7,005.334)
                                           -----------    ----------   ----------    -----------    -----------

Units outstanding December 31, 1997        247,118.575    48,865.286   86,150.930    132,957.488    324,713.323
                                           ===========    ==========   ==========    ===========    ===========
================================================================================================================



================================================================================================
                                                             Janus Aspen Series
                                           ----------------------------------------------------
                                                                                        Short-
                                            Aggressive     Worldwide                     Term
                                             Growth         Growth      Balanced         Bond
                                            Portfolio     Portfolio     Portfolio     Portfolio
================================================================================================

Units outstanding, December 31, 1996        52,219.342    50,730.352    49,603.384    4,216.270

Units purchased                            177,772.496   390,022.123   379,211.522      772.196

Units redeemed                             (22,764.419)  (15,012.883)  (18,897.599)  (1,020.907)
                                           -----------   -----------   -----------   ----------

Units outstanding December 31, 1997        207,227.419   425,739.592   409,917.307    3,967.559
                                           ===========    ==========   ===========    =========
================================================================================================





=======================================================================================================

                                                    Merrill Lynch Variable Series Funds, Inc.
                                           ---------------------------------------------------------
                                               Basic         Global          High          Domestic
                                               Value        Strategy       Current          Money
                                               Focus          Focus         Income          Market
                                                Fund          Fund           Fund            Fund
=======================================================================================================

Units outstanding, December 31, 1996         6,820.503     2,114.707     6,837.357       325,331.820

Units purchased                             63,713.297    16,649.421    60,146.745     1,834,941.088

Units redeemed                              (2,352.206)   (1,148.616)   (1,227.121)   (1,462,737.067)
                                            ----------    ----------    ----------    --------------

Units outstanding December 31, 1997         68,181.594    17,615.512    65,756.981       697,535.841
                                            ==========    ==========    ==========    ==============
=======================================================================================================




===================================================================================================================
                                                 Morgan Stanley                PBHG Insurance            Strong
                                                 Universal Funds              Series Fund, Inc.           Funds
                                            ------------------------    ---------------------------    ------------
                                                              U.S.                     Technology
                                                Fixed         Real        Growth           and         Opportunity
                                               Income        Estate         II       Communications       Fund
                                              Portfolio    Portfolio     Portfolio      Portfolio          II
===================================================================================================================

Units outstanding, December 31, 1996            0.000          0.000         0.000           0.000         0.000

Units purchased                             7,618.399     19,733.721    15,908.128      53,379.692    36,045.579

Units redeemed                               (473.450)      (295.315)       (2.588)     (2,102.733)     (503.282)
                                            ---------     ----------    ----------      ----------    ----------

Units outstanding December 31, 1997         7,144.949     19,438.406    15,905.540      51,276.959    35,542.297
                                            =========     ==========    ==========      ==========    ==========
===================================================================================================================

                   The accompanying notes are an integral part of these financial statements


                                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                          YEAR ENDED DECEMBER 31, 1997


                                               Enhanced Contracts


==============================================================================================================
                                            Dreyfus Variable Investment Fund             Dreyfus Funds
                                         ----------------------------------------  ----------------------
                                                           Growth                     Socially
                                             Capital        and           Small     Responsible     Stock
                                          Appreciation    Income           Cap         Growth       Index
                                            Portfolio    Portfolio      Portfolio    Fund, Inc.      Fund
==============================================================================================================

Units outstanding, December 31, 1996          313.603       0.000          0.000         0.000      600.306


Units purchased                             3,924.489       5.708      1,993.698     5,841.203    3,940.642

Units redeemed                               (247.479)      0.000          0.000      (380.578)    (277.609)
                                          -----------     -------     ----------   -----------   ----------

Units outstanding December 31, 1997         3,990.613       5.708      1,993.698     5,460.625    4,263.339
                                          ===========       =======     ========== ===========   ==========
==============================================================================================================



================================================================================================
                                                                Janus Aspen Series
                                         -------------------------------------------------------
                                                                                        Short-
                                          Aggressive     Worldwide                      Term
                                            Growth        Growth       Balanced         Bond
                                          Portfolio      Portfolio     Portfolio      Portfolio

===============================================================================================

Units outstanding, December 31, 1996      1,910.271        272.267     1,024.467        17.440


Units purchased                           1,568.503      2,943.182     8,513.034     2,073.819

Units redeemed                           (1,724.315)      (144.497)     (641.438)        0.000
                                         ---------- -------------- -------------    ----------

Units outstanding December 31, 1997         1,754.459      3,070.952     8,896.063   2,091.259
                                         ============ ============== =============  ==========
================================================================================================





==========================================================================================

                                            Merrill Lynch Variable Series Funds, Inc.
                                       -------------------------------------------------
                                          Basic       Global        High       Domestic
                                          Value      Strategy      Current      Money
                                          Focus        Focus       Income       Market
                                           Fund        Fund         Fund         Fund
==========================================================================================

Units outstanding, December 31, 1996       96.296       30.061      255.389    1,260.991

Units purchased                         2,026.863    1,253.336    1,020.714   10,698.722

Units redeemed                              0.000      (96.963)    (239.744)  (1,273.257)
                                        ---------    ---------    ---------   ----------

Units outstanding December 31, 1997     2,123.159    1,186.434    1,036.359   10,686.456
                                        =========    =========    =========   ==========
==========================================================================================



==========================================================================================================
                                           Morgan Stanley               PBHG Insurance          Strong
                                           Universal Funds              Series Fund, Inc.        Funds
                                        -----------------------  ---------------------------  ------------
                                                        U.S.                   Technology
                                           Fixed        Real       Growth         and         Opportunity
                                           Income       Estate       II       Communications      Fund
                                          Portfolio   Portfolio   Portfolio     Portfolio          II
==========================================================================================================

Units outstanding, December 31, 1996        0.000       0.000       0.000         0.000          0.000

Units purchased                             0.000       0.000     496.211       469.962          0.000

Units redeemed                              0.000       0.000       0.000      (313.444)         0.000
                                            -----       -----     -------      --------          -----

Units outstanding December 31, 1997         0.000       0.000     496.211       156.518          0.000
                                            =====       =====     =======       =======          =====
==========================================================================================================

                  The accompanying notes are an integral part of these financial statements.



                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                               Dreyfus VIF*      Dreyfus Funds
                                                                                               ------------  ---------------------
                                                                                                              Socially
                                                                                                  Capital    Responsible    Stock
                                                                                               Appreciation    Growth       Index
                                                                                                 Portfolio    Fund, Inc.    Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $ 3,207      $ 6,574      $5,938

Expenses:
     Mortality and expense risk fees (Note 4)... ................................................     883          512         939
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................    2,324        6,062       4,999

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       90          289         512
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   10,157         (209)      8,250
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................  $10,247           80       8,762
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................  $12,571      $ 6,142     $13,761
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                               Dreyfus VIF*      Dreyfus Funds
                                                                                               ------------  ---------------------
                                                                                                              Socially
                                                                                                  Capital    Responsible    Stock
                                                                                               Appreciation    Growth       Index
                                                                                                 Portfolio    Fund, Inc.    Fund
----------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $  2,324    $  6,062   $   4,999
     Net realized gain (loss) on sale of Investments in portfolio shares........................       90         289         512
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   10,157        (209)      8,250
----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................   12,571       6,142      13,761

Changes from principal transactions:
     Contract purchase payments.................................................................  412,062     171,247     339,471
     Contract redemptions.......................................................................     (457)     (1,164)     (1,044)
     Net transfers (to) from fixed account......................................................   (8,157)      6,412       8,225
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  403,448     176,495     346,652
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  416,019     182,637     360,413
Net assets, beginning of period.................................................................        0           0           0
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $416,019    $182,637     360,413
==================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                                        Janus Aspen Series
                                                                                               -----------------------------------

                                                                                                Aggressive   Worldwide
                                                                                                  Growth      Growth     Balanced
                                                                                                 Portfolio    Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $  638       $ 4,200      $6,684

Expenses:
     Mortality and expense risk fees (Note 4)..................................................... 1,423         1,815       1,431
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................    (785)         2,385      5,253

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................     173         2,393         711
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....  (3,268)       23,360       8,927
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares.................................... $(3,095)       25,753       9,638
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $(3,880)      $28,138     $14,891
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                        Janus Aspen Series
                                                                                               -----------------------------------

                                                                                                Aggressive   Worldwide
                                                                                                  Growth      Growth     Balanced
                                                                                                 Portfolio    Portfolio  Portfolio

------------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $   (785)   $  2,385   $   5,253
     Net realized gain (loss) on sale of Investments in portfolio shares........................      173       2,393         711
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....   (3,268)     23,360)      8,927
----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................   (3,880)     28,138      14,891

Changes from principal transactions:
     Contract purchase payments.................................................................  586,354     631,446     571,341
     Contract redemptions.......................................................................   (2,136)     (1,623)       (476)
     Net transfers (to) from fixed account......................................................   14,063       7,550       5,124
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  598,281     637,373     575,989
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  594,401     665,511     590,880
Net assets, beginning of period.................................................................        0           0           0
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $594,401    $665,511     590,880
==================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                           Merrill Lynch Variable
                                                                                                --------  -----------------------
                                                                                                  Short-   Basic   Global    High
                                                                                                   Term    Value  Strategy  Current
                                                                                                   Bond    Focus    Focus   Income
                                                                                                 Portfolio Fund     Fund     Fund
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $   980 $   93  $     0  $   862

Expenses:
     Mortality and expense risk fees (Note 4).....................................................    122    296      114      157
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................      858    203)    (114)     705

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       (0)   496        0      (10)
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....     (484) 4,356    1,476      778
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................     (484) 4,852    1,476      768
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $    374 $4,649  $ 1,362  $ 1,473
==================================================================================================================================
*Variable Investment Fund



                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

================================================================================================================================
                                                                                                           Merrill Lynch Variable
                                                                                                --------  -----------------------
                                                                                                  Short-   Basic   Global    High
                                                                                                   Term    Value  Strategy  Current
                                                                                                   Bond    Focus    Focus   Income
                                                                                                 Portfolio Fund     Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------

Changes from operation:
     Net Investment Income...................................................................... $   858 $    (203) $   (114) $ 705
     Net realized gain (loss) on sale of Investments In portfolio shares........................     (0)       496         0   (10)
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....    (484)    4,356     1,476    778
-----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................     374     4,649    1,362   1,473

Changes from principal transactions:
     Contract purchase payments.................................................................  43,280    80,350   22,977  76,120
     Contract redemptions.......................................................................       0     (166)     (52)   (252)
     Net transfers (to) from fixed account......................................................      90   (1,173)     (62)   1,531
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  43,370   79,011    22,863  77,399
-----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  43,744   83,660   24,225   78,872
Net assets, beginning of period.................................................................       0        0       0         0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $43,744 $ 83,660 $  24,225 $78,872
===================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.

                     ANNUITY INVESTORS VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                            Series Funds, Inc.
                                                                                         ----------------------
                                                                                                 Domestic
                                                                                                  Money
                                                                                                  Market
                                                                                                   Fund          Total
----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends from Investments in portfolio shares.............................................. $ 4,007       $33,183

Expenses:
     Mortality and expense risk fees (Note 4).....................................................   995         8,687
----------------------------------------------------------------------------------------------------------------------------------

          Net Investment Income.................................................................   3,012        24,496

Net realized gain (loss) and unrealized appreciation (depreciation) on Investments:
     Net realized gain (loss) on sale of Investments In portfolio shares........................       0         4,654
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....       0        53,343
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on Investments in portfolio shares....................................       0        57,997
----------------------------------------------------------------------------------------------------------------------------------

               Net Increase (decrease) in net assets from operations............................ $ 3,012       $82,493
==================================================================================================================================
*Variable Investment Fund


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


================================================================================================================================
                                                                                            Series Funds, Inc.
                                                                                         ----------------------
                                                                                                 Domestic
                                                                                                  Money
                                                                                                  Market
                                                                                                   Fund          Total
----------------------------------------------------------------------------------------------------------------------------------


Changes from operation:
     Net Investment Income...................................................................... $  3,012        $   24,496
     Net realized gain (loss) on sale of Investments in portfolio shares........................        0             4,654
     Net change in unrealized appreciation (depreciation) of Investments in portfolio shares....        0            53,343
-----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (decrease) in net assets from operations......................................    3,012            82,493

Changes from principal transactions:
     Contract purchase payments.................................................................  403,339         3,337,987
     Contract redemptions.......................................................................        0           (7,370)
     Net transfers (to) from fixed account......................................................  (66,291)         (32,688)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions................................  337,048         3,297,929
-----------------------------------------------------------------------------------------------------------------------------------

               Net Increase in net assets.......................................................  340,060         3,380,422
Net assets, beginning of period.................................................................        0                 0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period....................................................................... $340,060        $3,380,422
===================================================================================================================================
*Variable Investment Fund

   The accompanying notes are an integral part of these financial statements.



                                                                  ANNUITY INVESTORS VARIABLE ACCOUNT A


                                                            STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                      YEAR ENDED DECEMBER 31, 1996


                                                                            Basic Contracts

===================================================================================================================================
                                           Dreyfus VIF*     Dreyfus Funds                    Janus Aspen Series
                                           ------------  -------------------    ---------------------------------------------------
                                                          Socially                                                         Short-
                                            Capital      Responsible   Stock    Aggressive    Worldwide                     Term
                                           Appreciation    Growth      Index      Growth       Growth       Balanced        Bond
                                           Portfolio      Fund, Inc.    Fund     Portfolio    Portfolio    Portfolio      Portfolio
===================================================================================================================================

Units outstanding, December 31, 1995          0.000         0.000       0.000        0.000        0.000        0.000         0.000


Units purchased                          34,422.778    15,640.606   29,479.189  52,474.764   51,619.416    50,768.075    4,216.270

Units redeemed                             (998.492)     (324.578)    (276.012)   (255.422)    (889.064)   (1,164.691)       0.000
                                         ----------    ----------   ---------- -----------   ----------    ----------    ---------

Units outstanding December 31, 1996      33,424.286    15,316.028   29,203.177  52,219.342   50,730.352    49,603.384    4,216.270
                                         ==========    ==========   ==========  ==========   ==========    ==========    =========
===================================================================================================================================




=========================================================================================
                                            Merrill Lynch Variable Series Funds, Inc.
                                         ------------------------------------------------
                                               Basic     Global      High      Domestic
                                               Value    Strategy   Current      Money
                                               Focus     Focus      Income      Market
                                               Fund      Fund        Fund        Fund
=========================================================================================

Units outstanding, December 31, 1995          0.000       0.000       0.000         0.000


Units purchased                           6,930.204   2,124.185   6,860.213   391,560.413

Units redeemed                             (109.701)     (9.478)    (22.856)  (66,228.593)
                                          ---------   ---------   ---------   -----------

Units outstanding December 31, 1996       6,820.503   2,114.707   6,837.357   325,331.820
                                          =========   =========   =========   ===========
=========================================================================================

* Variable Investment Fund







                                                                           Enhanced Contracts

===================================================================================================================================
                                           Dreyfus VIF*     Dreyfus Funds                    Janus Aspen Series
                                           ------------  -------------------    ---------------------------------------------------
                                                          Socially                                                         Short-
                                            Capital      Responsible   Stock    Aggressive    Worldwide                     Term
                                           Appreciation    Growth      Index      Growth       Growth       Balanced        Bond
                                           Portfolio      Fund, Inc.    Fund     Portfolio    Portfolio    Portfolio      Portfolio
===================================================================================================================================

Units outstanding, December 31, 1995          0.000         0.000       0.000        0.000        0.000        0.000         0.000

Units purchased                             313.603         0.000     600.306    1,910.271      272.267    1,024.467        17.440

Units redeemed                                0.000         0.000       0.000        0.000        0.000        0.000         0.000
                                         ----------    ----------   ---------- -----------   ----------    ---------     ---------

Units outstanding December 31, 1996         313.603         0.000     600.306    1,910.271      272.267    1,024.467        17.440
                                         ==========    ==========   ==========  ==========   ==========    ==========    =========
===================================================================================================================================



                               Enhanced Contracts

=========================================================================================
                                            Merrill Lynch Variable Series Funds, Inc.
                                         ------------------------------------------------
                                               Basic     Global      High      Domestic
                                               Value    Strategy   Current      Money
                                               Focus     Focus      Income      Market
                                               Fund      Fund        Fund        Fund
=========================================================================================

Units outstanding, December 31, 1995          0.000       0.000       0.000         0.000

Units purchased                              96.296      30.061     255.389     1,260.991

Units redeemed                                0.000       0.000       0.000         0.000
                                          ---------   ---------   ---------   -----------

Units outstanding December 31, 1996          96.296      30.061     255.389     1,260.991
                                          =========   =========   =========   ===========
=========================================================================================

* Variable Investment Fund


      The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

(1)   GENERAL
      -------

      Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

      At December 31, 1997, the following investment options were available:

            THE DREYFUS VARIABLE INVESTMENT FUND:
               .   Capital Appreciation Portfolio
               .   Growth and Income Portfolio
               .   Small Cap Portfolio
            DREYFUS FUNDS:
               .   Socially Responsible Growth Fund, Inc.
               .   Stock Index Fund
            JANUS ASPEN SERIES:
               .   Aggressive Growth Portfolio
               .   Worldwide Growth Portfolio
               .   Balanced Portfolio
            MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
               .   Domestic Money Market Fund
               .   Basic Value Focus Fund
               .   Global Strategy Focus Fund
               .   High Current Income Fund
            MORGAN STANLEY UNIVERSAL FUNDS, INC.:
               .   Fixed Income Portfolio
               .   U.S. Real Estate Portfolio
            PBHG INSURANCE SERIES FUND, INC.:
               .   Growth II Portfolio
               .   Technology & Communications Portfolio
            STRONG FUNDS:
               .   Opportunity Fund II

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      ------------------------------------------

      Basis Of Presentation
      ---------------------

      The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


      Investments
      -----------

      Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

      Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

      Federal Income Taxes
      --------------------

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Net Assets Attributable To Variable Annuity Contract Holders
      ------------------------------------------------------------

      The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
      (loss) and unrealized appreciation (depreciation) on investments.

(3)   Purchases And Sales Of Investments In Portfolio Shares
      ------------------------------------------------------

      The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1997 and 1996 are as follows:

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


                                                            1997
                                                 ------------------------------
                                                  Cost of        Proceeds from
                                                 Purchases           Sales
                                                 ---------       -------------
The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio                 $ 3,205,485          35,865
   Growth and Income Portfolio                        606,028          21,688
   Small Cap Portfolio                              1,118,851             136
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.           1,799,223          33,431
   Stock Index Fund                                 4,519,615          15,987
Janus Aspen Series:
   Aggressive Growth Portfolio                      1,811,011         163,917
   Worldwide Growth Portfolio                       5,714,442          27,266
   Balanced Portfolio                               4,962,560          82,509
   Short-Term Bond Portfolio                           51,886          22,434
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                             909,483          37,844
   Global Strategy Focus Fund                         224,738          15,765
   High Current Income Fund                           752,313          18,387
   Domestic Money Market Fund                       1,914,332       1,490,464
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                              84,163           5,193
   U.S. Real Estate Portfolio                         234,705           3,171
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                                181,137           1,063
   Technology & Communications Portfolio              562,830          16,221
Strong Funds:
   Opportunity Fund II                                436,177           6,002
                                                  -----------      ----------

        Total                                     $29,088,979      $1,997,343
                                                  ===========      ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


                                                              1996
                                                 ------------------------------
                                                   Cost of        Proceeds from
                                                  Purchases           Sales
                                                  ---------       -------------
Dreyfus Funds:
   Capital Appreciation Portfolio                  $  416,285        $  9,630
   Socially Responsible Growth Fund, Inc.             187,037           3,968
   Stock Index Fund                                   359,968           7,377
Janus Aspen Series:
   Aggressive Growth Portfolio                        600,450           1,531
   Worldwide Growth Portfolio                         658,159          16,587
   Balanced Portfolio                                 600,469          17,796
   Short-Term Bond Portfolio                           44,403              53
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                              86,446           7,342
   Global Strategy Focus Fund                          22,875              13
   High Current Income Fund                            79,869           1,608
   Domestic Money Market Fund                         420,222          79,168
                                                   ----------        --------

        Total                                      $3,476,183        $145,073
                                                   ==========        ========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997


(4)   Deductions And Expenses
      -----------------------

      Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $199,272 and $8,622 for the years ended December 31, 1997 and 1996, respectively.

      In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $3,856 and $65 for the years ended December 31, 1997 and 1996, respectively.

      Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

      In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25. These expenses totaled $7,275 and $175 for the years ended December 31, 1997 and 1996, respectively.

(5)   Other Transactions With Affiliates
      ----------------------------------

      AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 1997



(6)   Net Assets
      ----------

      Net assets consisted of the following at December 31, 1997 and 1996:

                                                          1997           1996
                                                      -----------     ----------
      Proceeds from the sales of units since
         organization, less cost of units
         redeemed                                     $29,965,042     $3,297,929
      Undistributed net investment income                 457,774         24,496
      Undistributed net realized gains on
         sale of investments                               56,606          4,654
      Net unrealized depreciation of investments        1,938,651         53,343
                                                      -----------     ----------

            Net assets                                $32,418,073     $3,380,422
                                                      ===========     ==========

                             ANNUITY INVESTORS LIFE

                                INSURANCE COMPANY


                      STATUTORY-BASIS FINANCIAL STATEMENTS
                         AND OTHER FINANCIAL INFORMATION

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS
                         AND OTHER FINANCIAL INFORMATION

                     YEARS ENDED DECEMBER 31, 1997 AND 1996








                                    CONTENTS


Report of Independent Auditors...............................................39


Audited Statutory-Basis Financial Statements


Balance Sheets - Statutory-Basis.............................................40
Statements of Operations - Statutory-Basis...................................41
Statements of Changes in Capital and Surplus - Statutory-Basis...............42
Statements of Cash Flows - Statutory-Basis...................................43
Notes to Statutory-Basis Financial Statements................................44

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company ("the Company") as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Notes B and I to the financial statements, the Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and I.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                  /s/ ERNST & YOUNG LLP

Cincinnati, Ohio
March 2, 1998

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 STATUTORY-BASIS

                                                                                   DECEMBER 31
                                                                                   -----------
                                                                          1997                    1996
                                                                       ----------               ---------
     ADMITTED ASSETS
     Cash and investments
         Fixed maturities - at amortized cost
              (market value - $33,661,758 and $22,445,536)             33,176,305                $22,996,685
         Policy loans                                                     281,758                     41,190
         Short-term investments                                         7,612,000                    841,000
         Cash                                                           1,021,733                    475,770
         Other invested assets                                                  -                     75,000
                                                                       ----------              -------------
         Total cash and investments                                    42,091,796                 24,429,645

     Investment income due and accrued                                    523,546                    437,051
     Federal income tax recoverable                                       148,476                    392,995
     Other admitted assets                                                 22,691                          -
                                                                       ----------          -----------------
         Total General Account admitted assets                         42,786,509                 25,259,691
     Separate Account assets                                           37,248,224                  3,389,109
                                                                       ----------               ------------
         TOTAL ADMITTED ASSETS                                         80,034,733                $28,648,800
                                                                       ==========                ===========

     LIABILITIES, CAPITAL AND SURPLUS
     Annuity reserves                                                  23,186,988               $  3,676,377
     Commissions due and accrued                                          109,180                     53,746
     General expenses due and accrued                                     201,989                     26,759
     Transfers to Separate Accounts due and accrued (net)
                (contingent deferred sales charges -
                ($2,170,871) and ($198,353))                           (2,170,871)                  (206,980)
     Taxes, licenses and fees due and accrued                              15,368                      1,900
     Asset valuation reserve                                              126,076                     58,437
     Payable to parent and affiliates                                     446,637                    303,718
     Other liabilities                                                    976,052                      9,402
                                                                       ----------             --------------
         Total General Account liabilities                             22,891,419                  3,923,359
     Separate Account liabilities                                      37,248,224                  3,389,109
                                                                       ----------               ------------

         TOTAL LIABILITIES                                             60,139,643                  7,312,468
                                                                       ----------               ------------

     Common stock, par value- $125:
         - 25,000 shares authorized
         - 20,000 shares issued and outstanding                         2,500,000                  2,500,000
     Gross paid-in and contributed surplus                             17,550,000                 17,550,000
     Unassigned surplus (deficit)                                        (154,910)                 1,286,332
                                                                       ----------               ------------
         TOTAL CAPITAL AND SURPLUS                                     19,895,090                 21,336,332
                                                                       ----------                -----------
         TOTAL LIABILITIES, CAPITAL AND SURPLUS                        80,034,733                $28,648,800
                                                                       ==========                ===========

               See notes to statutory-basis financial statements

                                        2

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS

                                                                           YEAR ENDED DECEMBER 31

                                                                          1997                  1996
                                                                     ------------           --------
     REVENUES
         Premiums and annuity considerations                          $12,878,897           $    38,838
         Deposit-type funds                                            43,367,003             4,355,900
         Net investment income                                          1,789,590             1,500,424
         Amortization of interest maintenance reserve                      (2,195)                 (814)
         Other income                                                      31,884                   175
                                                                    -------------         -------------
                Total revenue                                          58,065,179             5,894,523

     BENEFITS AND EXPENSES
         Increase in aggregate reserves                                19,510,611               834,364
         Policyholders' benefits                                        1,207,596               408,089
         Commissions                                                    3,722,847               257,666
         Commissions and expense allowances on reinsurance assumed             -                 48,353
         General insurance expenses                                     2,928,646             1,138,281
         Taxes, licenses and fees                                         213,167               103,174
         Net transfers to Separate Accounts                            29,300,569             3,090,948
         Reserve adjustment on termination of reinsurance assumed       2,654,548                     -
                                                                     ------------       ---------------
                Total benefits and expenses                            59,537,984             5,880,875
                                                                      -----------            ----------

     Gain (loss) from operations before federal income taxes           (1,472,805)               13,648

     Provision (benefit) for federal income taxes                         (37,876)                2,280
                                                                    -------------          ------------

     Gain (loss) from operations after federal income
          taxes before net realized capital losses                     (1,434,929)               11,368

     Net realized capital losses
         Net realized capital losses before federal
               income taxes and transfer to IMR                            (9,212)              (26,813)
         Capital loss tax benefit                                               -                     -
         Interest maintenance reserve transfer
               (net of tax)                                                 5,988                17,428
                                                                   --------------          ------------

                Net realized capital losses after transfer
                    to IMR                                                 (3,224)               (9,385)
                                                                   --------------          ------------

     NET INCOME (LOSS)                                                $(1,438,153)         $      1,983
                                                                      ===========          ============






               See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS


                                                                           YEAR ENDED DECEMBER 31
                                                                           1997                  1996
                                                                     ------------          ----------
     COMMON STOCK
         Balance at beginning of year                                $  2,500,000          $  2,000,000
         Transfer from gross paid in and contributed surplus                    -               500,000
                                                                     ------------          ------------
                Balance at end of year                               $  2,500,000          $  2,500,000
                                                                     ============          ============

     GROSS PAID-IN AND CONTRIBUTED SURPLUS
         Balance at beginning of year                                 $17,550,000           $18,050,000
         Transfer to common stock                                               -              (500,000)
                                                                     ------------          ------------
                Balance at end of year                                $17,550,000           $17,550,000
                                                                     ============          ============

     UNASSIGNED FUNDS
         Balance at beginning of year                                $  1,286,332          $  1,064,981
         Net income (loss)                                             (1,438,153)                1,983
         Increase in non-admitted assets                                  (31,801)              (85,271)
         Increase in asset valuation reserve                              (67,639)              (55,589)
         Adjustment for prior year taxes                                   96,351               360,228
                                                                     ------------          ------------

                Balance at end of year                               $   (154,910)         $  1,286,332
                                                                     ============          ============

     TOTAL CAPITAL AND SURPLUS                                       $ 19,895,090          $ 21,336,332
                                                                     ============          ============


















               See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS



                                                                            YEAR ENDED DECEMBER 31
                                                                           1997                  1996
                                                                      -------------        ----------
     OPERATIONS:
         Premiums and annuity considerations                         $ 12,878,897         $      38,838
         Deposit-type funds                                            43,367,003             4,355,900
         Net investment income                                          1,788,231             1,365,858
         Net increase in policy loans                                    (240,568)              (41,190)
         Policyholder benefits paid                                    (1,207,596)             (408,089)
         Commissions, expenses and premium and other taxes paid        (6,614,922)           (1,479,640)
         Net transfers to Separate Accounts                           (31,264,460)           (3,297,928)
         Federal income taxes recovered (paid)                            378,746               (44,000)
         Other cash provided (used)                                    (1,563,792)              186,214
                                                                      -----------          ------------

                Net cash provided by operations                        17,521,539               675,963

     INVESTING ACTIVITIES:
         Sale, maturity or repayment of bonds                           2,491,585             2,383,321
         Purchase of bonds                                            (12,771,161)          (16,931,028)
         Cash provided (applied) from receivable for securities            75,000               (75,000)
                                                                     ------------          ------------

                Net cash used in investment activities                (10,204,576)          (14,622,707)
                                                                     ------------           -----------

     Net increase (decrease) in cash and short-term investments         7,316,963           (13,946,744)

     Cash and short-term investments at beginning of year               1,316,770            15,263,514
                                                                     ------------           -----------

     Cash and short-term investments at end of year                  $  8,633,733           $ 1,316,770
                                                                     ============           ===========



















               See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1997 AND 1996

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc. ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owns approximately 81%. On November 29, 1994, AILIC was purchased from Great American Insurance Company, a wholly-owned subsidiary of AFG.

AILIC's primary product is variable annuities. These are reported as deposit-type funds. The product is marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency.

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance
Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a) annuity receipts and deposit-type funds are accounted for as revenues versus liabilities;
(b) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(c) reserves established for future policy benefits are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(d) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(e) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;
(f) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and
(g) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1997 AND 1996

INVESTMENTS (CONTINUED)

Short-term  investments having original  maturities of three months or less when
purchased  are   considered  to  be  cash   equivalents   for  purposes  of  the
statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and deposit-type funds are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the Separate Accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in other income.

ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law. The fair market value of the reserves approximates the statement value.

The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The reinsurance agreement with Great American Life Insurance Company ("GALIC"), an affiliated Ohio domiciled insurance company, was terminated on January 1, 1997 and reserves of approximately $2.7 million were transferred back to GALIC along with assets equal to the reserves transferred.

FEDERAL INCOME TAXES AILIC files a separate company federal income tax return.

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by AAG. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of AAG for the benefit of the employees of AAG and its subsidiaries. Contributions are discretionary by the Board of Directors of AAG and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age 60.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1997 AND 1996


C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:


                                                         --------------------------------------------------------------
                                                                                           1997
                                                          Carrying            Market             Gross Unrealized
                                                            Value              Value          Gains            Losses
                                                            -----              -----          -----            ------
     U.S. Government and government
         agencies and authorities                       $  9,326,347      $  9,345,879      $  61,757      $  42,225
     All other corporate                                  23,849,958        24,315,879        546,439         80,518
                                                         -----------       -----------       --------      ---------
         Total fixed maturity investments                $33,176,305       $33,661,758       $608,196       $122,743
                                                         ===========       ===========       ========       ========


                                                                                           1996
                                                         --------------------------------------------------------------
                                                          Carrying            Market              Gross Unrealized
                                                            Value              Value          Gains            Losses
                                                            -----              -----          -----            ------
     U.S. Government and government
         agencies and authorities                       $  9,049,167      $  8,730,379      $  42,370       $361,158
     All other corporate                                  13,947,518        13,715,157        111,747        344,108
                                                         -----------       -----------       --------       --------
         Total fixed maturity investments                $22,996,685       $22,445,536       $154,117       $705,266
                                                         ===========       ===========       ========       ========



The table below sets forth the scheduled maturities  of AILIC's fixed  maturity investments as of December 31, 1997:

                                                                                       Carrying               Market
                                                                                          Value                 Value
                                                                                          -----                 -----
Bonds by maturity:
     Due within 1 year or less                                                       $  2,005,027          $  2,003,285
     Over 1 year through 5 years                                                        8,306,878             8,315,621
     Over 5 years through 10 years                                                     13,142,738            13,353,424
     Over 10 years through 20 years                                                     6,195,035             6,429,645
     Over 20 years                                                                      3,526,627             3,559,783
                                                                                     ------------          ------------
                Total bonds by maturity                                               $33,176,305           $33,661,758
                                                                                      ===========           ===========


The expected  maturities in the foregoing  table may differ from the contractual
maturities   because  certain  borrowers  have  the  right  to  call  or  prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $2.5 million in 1997 and $2.4 million in 1996. Gross realized gains of $17,374 and $3,525 and gross realized losses of $26,586 and $30,338 were realized on those sales during 1997 and 1996, respectively.

U.S. Treasury Notes with a carrying value of $6.6 million and $6.1 million at December 31, 1997 and 1996, respectively, were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1997 AND 1996

Net investment income consisted of the following:


                                                                  1997                    1996
                                                              -----------             --------
     Bonds                                                     $1,642,923            $1,369,442
     Short-term investments                                       182,085               159,533
     Cash on hand and on deposit                                      837                 1,250
     Policy loans                                                   7,605                 1,153
     Miscellaneous                                                  6,648                    54
                                                             ------------        --------------
                Gross investment income                         1,840,098             1,531,432

     Investment expenses                                          (50,508)              (31,008)
                                                             ------------          ------------
                Net investment income                          $1,789,590            $1,500,424
                                                               ==========            ==========

D.   FEDERAL INCOME TAXES
     --------------------

AILIC has no federal income taxes available for recoupement in the event of future losses. AILIC has approximately $1.1 million in loss carryforwards derived from year ended December 31, 1997 to offset future year's taxable income. These loss carryforwards will expire in the year 2012.

E.   RELATED PARTY TRANSACTIONS
     --------------------------

On December 30, 1993, AILIC entered into a reinsurance agreement with GALIC, which became AILIC's immediate parent in 1995. As a result of the transaction, AILIC assumed $2.6 million in deferred annuity reserves and received an equivalent amount of assets. Premiums of $38,838 in 1996 consisted of assumed reinsurance from GALIC in accordance with the agreement. The reinsurance agreement was terminated January 1, 1997 and reserves of $2.7 million were transferred back to GALIC along with assets equal to the reserves transferred.

AILIC has an agreement with AAG, subject to the direction of the Finance Committee of AILIC, whereby AAG, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 1997 and 1996, AILIC paid $41,743 and $15,095, respectively, in management fees.

AILIC has an agreement with AAG Securities, Inc., a wholly-owned subsidiary of AAG, whereby AAG Securities is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays AAG Securities for acting as underwriter under a distribution agreement. In 1997 and 1996, AILIC paid $2.2 million and $0.3 million, respectively, in commission to AAG Securities.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or insurance affiliates. In 1997 and 1996, AILIC paid $678,717 and $277,505, respectively, in fees to affiliates.

F.   DIVIDEND RESTRICTIONS
     ---------------------

The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital and surplus and net income. AILIC cannot pay dividends in 1998 based on capital and surplus, without prior approval.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1997 AND 1996


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS
     ---------------------------------------------

At December 31, 1997, $0.6 million or 2.7% of AILIC's annuity reserves, excluding Separate Accounts, were subject to discretionary withdrawal without adjustment, and $22.6 million or 97.3% were subject to discretionary withdrawal at book value less surrender charges of 5% or more. At December 31, 1996, $2.7 million or 72.2% of AILIC's annuity reserves, excluding Separate Accounts, were subject to discretionary withdrawal without adjustment, and $1.0 million or 27.8% were subject to discretionary withdrawal at book value less surrender charges of 5% or more.

H.   SEPARATE ACCOUNT
     ----------------

The Company writes individual and group non-guaranteed variable annuities. In 1997, the General Account had net transfers to the Separate Accounts of $29,300,569, consisting of transfers to the Separate Accounts of $32,220,256 and transfers from the Separate Accounts of $2,919,687, including contingent deferred sales charges of $1,972,518. In 1996, the General Account had net transfers to the Separate Account of $3,090,948 consisting of transfers to the Separate Account of $3,337,987 and transfers from the Separate Account of $247,039, including contingent deferred sales charges of $198,353.

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. In 1996, funds in the Separate Account had a total market value of $3,389,109 and amortized cost of $3,335,765, resulting in net unrealized gains of $53,344, consisting of gross unrealized gains of $57,307 and gross unrealized losses of $3,963. In 1997, funds in the Separate Accounts had a total market value of $37,248,224 and amortized cost of $35,412,702, resulting in net unrealized gains of $1,835,522, consisting of gross unrealized gains of $2,047,508 and gross unrealized losses of $211,986.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1997 AND 1996


I.   VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
     -------------------------------------------------------

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1997 and 1996:



                                                                         NET INCOME                   CAPITAL AND SURPLUS
                                                             -----------------------------      -----------------------------
                                                                  1997               1996            1997              1996
                                                             ------------         --------      ------------      -----------
As reported on a statutory basis                              $(1,438,153)       $   1,983       $19,895,090       $21,336,332
     Commissions capitalized to DAC                             3,722,847          257,666         3,722,847           257,666
     General expenses capitalized to DAC                        2,046,618          569,139         2,046,618           569,139
     Taxes, licenses and fees capitalized to DAC                  127,900           51,587           127,900            51,587
     Amortization of DAC                                         (169,695)         (51,969)         (169,695)          (51,969)
     Capital gains transferred to IMR, net of tax                  (5,988)         (17,428)           (5,988)          (17,428)
     Amortization of IMR, net of tax                                2,195              814             2,195               814
     Contingent deferred sales charge                          (3,693,287)        (262,297)       (3,693,287)         (262,297)
     Federal income taxes                                        (226,161)        (190,841)         (226,161)         (190,841)
     Deferred gain on intercompany sales                          (17,011)               -           (17,011)                -
     Unrealized gain (loss) adjustment                                  -                -           578,256          (352,697)
     AVR adjustment                                                     -                -            67,639            55,589
     Non-admitted assets adjustment                                     -                -            31,801            85,271
     Prior year tax adjustment                                          -                -           (96,351)         (360,228)
     Prior year stat to GAAP cumulative adjustments                     -                -          (176,526)           38,868
                                                        -----------------    -------------     -------------    --------------
         Total GAAP adjustments                                 1,787,418          356,671         2,192,237          (176,526)
                                                             ------------         --------      ------------     -------------
GAAP basis                                                   $    349,265         $358,654       $22,087,327       $21,159,806
                                                             ============         ========       ===========       ===========


PART C

Other Information


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements

      All required financial statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

(1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account A.1/

(2)   Not Applicable.


(3)   (a)   Distribution  Agreement between Annuity Investors Life Insurance
            Company and AAG Securities, Inc.2/


      (b) Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer. 2/


(4)   Group Contract Form, Certificate Form, and Endorsements.

       (a)   Group Contract Forms and Endorsements.

             (i)   Form of Group Flexible Premium Deferred Annuity Contract.1/

             (ii) Form of Enhanced Group Flexible Premium Deferred Annuity Contract. 1/


            (iii) Form of Loan Endorsement to Group Contract. 1/

            (iv)  Form of Employer Plan Endorsement to Group Contract. 1/

            (v)   Form of Tax Sheltered Annuity Endorsement to Group Contract.1/

            (vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 1/

            (vii) Form of Long-Term Care Waiver Rider to Group Contract. 1/

            (viii)Form of Section 457 Plan/Deferred  Compensation Endorsement to
                  Group Contract (filed herewith).

            (ix) Revised form of Employer Plan Endorsement to Group Contract (filed herewith).

            (x) Revised form of Tax Sheltered Annuity Endorsement to Group Contract (filed herewith).

            (xi) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (filed herewith).

            (xii) Form of  Governmental  Section 457 Plan  Endorsement  to Group
                  Contract (filed herewith).

      (b)   Certificate of Participation Form and Endorsements.

            (i)   Form of Certificate of Participation. 1/

            (ii)  Form of Certificate of Participation under Enhanced
                  Contract. 1/

            (iii) Form of Loan Endorsement to Certificate. 1/

            (iv)  Form of Employer Plan Endorsement to Certificate. 1/

            (v)   Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

            (vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

            (vii) Form of Long-Term Care Waiver Rider to Certificate. 1/

            (viii)Form of Deferred Compensation Endorsement to Certificate. 3/

            (ix) Revised form of Employer Plan Endorsement to Certificate (filed herewith).

            (x)   Revised  form  of  Tax  Sheltered   Annuity   Endorsement   to
                  Certificate (filed herewith).

            (xi) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate (filed herewith).

            (xii) Form  of   Governmental   Section  457  Plan   Endorsement  to
                  Certificate (filed herewith).

      (c) Group Contract Form and Certificate of Participation Form for use in South Dakota.1/

            (i) Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 4/

            (ii)  Form of Certificate of Participation for use in South
                  Dakota.4/

      (d) Group Contract Form and Certificate of Participation Form for use in Wisconsin.

            (i) Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin.4/

            (ii)  Form of Certificate of Participation for use in Wisconsin.4/

      (e)   Certificate of Participation Form for use in North Dakota.

            (i)   Form of Certificate of Participation  for use in North
                  Dakota.4/

      (f)   Form of Endorsements for use in Virginia.

            (i) Form of Employer Plan Endorsement to Group Contract for use in Virginia.4/

            (ii)  Form  of  Employer  Plan   Endorsement   to   Certificate   of
                  Participation for use in Virginia.4/

            (iii) Form of  Qualified  Pension,  Profit  Sharing and Annuity Plan
                  Endorsement to Group Contract for use in Virginia.4/

            (iv)  Form of  Qualified  Pension,  Profit  Sharing and Annuity Plan
                  Endorsement  to  Certificate  of  Participation   for  use  in
                  Virginia.4/

            (v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia.4/

(5)   (a)   Form of Application for Group Flexible  Premium Deferred Annuity
            Contract.1/

            (i)   Alternative Form of Application.5/

            (ii)  Alternative Form of Application (filed herewith).

      (b) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (ERISA).1/

      (c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA).5/

(6)   (a)   Articles of  Incorporation  of Annuity  Investors Life Insurance
            Company.4/

            (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.5/

            (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996.5/

      (b)   Code of Regulations of Annuity Investors Life Insurance Company.4/

(7)   Not Applicable.


(8)   (a)   Participation Agreement between Annuity Investors Life Insurance
            Company and Dreyfus Variable Investment Fund.2/

      (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund. 2/

      (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

      (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. 2/

      (e)   Participation  Agreement with Merrill Lynch  Variable  Series Funds,
            Inc.

              (i)   Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and Merrill Lynch Variable Series Funds, Inc. 2/

              (ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 4/

      (f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/

      (g)   Agreement  between AAG  Securities,  Inc. and AAG Insurance  Agency,
            Inc. 2/

      (h)   Investment   Service   Agreement   between  Annuity  Investors  Life
            Insurance Company and American Annuity Group, Inc. 2/

      (i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P.4/

      (j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 5/.

      (k) Participation agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. 5/.

      (l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 5/.

      (m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company5/.

      (n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation5/.

      (o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (filed herewith).

      (p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd. (filed herewith).

      (q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. (filed herewith).

(9)   Opinion and Consent of Counsel. 1/

(10)  Consent of Independent Auditors (filed herewith).

(11)  No financial statements are omitted from Item 23.

(12)  Not Applicable.

(13)  Schedule for Computation of Performance Quotations.5/

(14)  Financial Data Schedule (filed herewith).

----------------

1/    Filed with Pre-Effective Amendment No. 2 to Form N-4 on November 8, 1995.

2/    Filed with Pre-Effective Amendment No. 3 to Form N-4 on December 4, 1995.

3/    Filed with Form N-4 on June 2, 1995.

4/    Filed with Post-Effective Amendment No. 1 to Form N-4 on April 26, 1996.

5/    Filed with Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997.

 ITEM 25.    DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY


                           Principal             Positions And Offices
 Name                      Business Address         With The Company
 ----                      ----------------         ----------------

 Robert Allen Adams                 (1)          President, Director
 Stephen Craig Lindner              (1)          Director
 William Jack Maney, II             (1)          Assistant Treasurer and
                                                 Director
 James Michael Mortensen            (1)          Executive Vice President,
                                                 Assistant Secretary and
                                                 Director
 Mark Francis Muething              (1)          Senior Vice President,
                                                 Secretary, General Counsel
                                                 and Director
 Jeffrey Scott Tate                 (1)          Director
 Thomas Kevin Liguzinski            (1)          Senior Vice President
 Charles Kent McManus               (1)          Senior Vice President
 Robert Eugene Allen                (1)          Vice President and Treasurer
 Arthur Ronald Greene, III          (1)          Vice President
 Betty Marie Kasprowicz             (1)          Vice President and Assistant
                                                 Secretary

 Michael Joseph O'Connor            (1)          Senior Vice President
 Lynn Edward Laswell                (1)          Vice President and Controller
 Vincent J. Graneri                 (1)          Vice President and Chief
                                                 Actuary
 David Shipley                      (1)          Vice President
 Thomas E. Mischell                 (1)          Assistant Treasurer



   (1)   P.O. Box 5423, Cincinnati, Ohio  45201-5423.

 ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SM Inc. The Registrant, Annuity Investors(R) Variable Account A, is a segregated asset account of Annuity Investors Life Insurance Company.

     The following chart indicates the persons controlled by or under common control with the Company.


AMERICAN FINANCIAL GROUP, INC.                                                          % OF STOCK OWNED (1)
|                                                   STATE OF          DATE OF              BY IMMEDIATE
|                                                   DOMICILE        INCORPORATION         PARENT COMPANY        NATURE OF BUSINESS
                                                    --------        --------------      -------------------     ------------------
|
|_AFC Holding Company                                    Ohio             12/09/94            100              Holding Company
  |_AHH Holdings, Inc.                                   Florida          12/27/95             49              Holding Company
  | |_Columbia Financial Company                         Florida          10/26/93            100              Real Estate Holding
                                                                                                                Company
  | |_American Heritage Holding Corporation              Delaware         11/02/94            100              Home Builder
  | | |_Heritage Homes Realty, Inc.                      Florida          07/20/93            100              Home Sales
  | | |_Southeast Title, Inc.                            Florida          05/16/95            100              Title Company
  | |_Heritage Home Finance Corporation                  Florida          02/10/94            100              Finance Company
  |_American Financial Capital Trust I                   Delaware         09/14/96            100              Statutory Business
                                                                                                                 Trust
  |_American Financial Corporation                       Ohio             11/15/55            100              Holding Company
  | |_AFC Acquisition  Corp.                             Ohio             06/26/97            100              Transitory Holding
                                                                                                                 Company
  | |_AFC Coal Properties, Inc.                          Ohio             12/18/96            100              Real Estate Holding
                                                                                                                 Company
  | |_American Barge & Towing Company                    Ohio             03/25/82            100              Inactive

  | | |_Spartan Transportation Corporation               Ohio             7/19/1983           100              Mgmt-River
                                                                                                                 Transportation
                                                                                                                   Equipment
  | |_American Financial Corporation                     Ohio             08/27/63            100              Inactive
  | |_American Money Management Corporation              Ohio             03/01/73            100              Investment
                                                                                                                    Management
  | |_American Money Management International, N.V       Netherland       05/10/85            100              Securities
                                                                                                                    Management
  | |                                                     Antilles
  | |_American Premier Underwriters, Inc.                Pennsylvania     1846                100(2)           Diversified
  | | |_The Ann Arbor Railroad Company                   Michigan         09/21/1895           99              Inactive
  | | |_The Associates of the Jersey Company             New Jersey       11/10/1804          100              Inactive
  | | |_Cal Coal, Inc.                                   Illinois         05/30/79            100              Inactive
  | | |_Canadian Lease Insurance Services, Ltd.          Washington       02/28/91            100              Insurance Agency
  | | |_The Indianapolis Union Railway Company           Indiana          11/19/1872          100              Inactive
  | | |_Leased Equipment Reinsurance Company, Ltd.       Bermuda          09/18/89            100              Reinsurance Company
  | | |_Lease Insurance Agency Services Corporation      Washington       12/27/83            100              Insurance Agency
  | | |_Lease Insurance Services, Ltd.                   Washington       05/14/90            100              Insurance Agency
  | | |_Lehigh Valley Railroad Company                   Pennsylvania     04/21/1846          100              Inactive
  | | |_The New York and Harlem Railroad Company         New York         04/25/1831           97              Inactive
  | | |_The Owasco River Railway, Inc.                   New York         06/02/1881          100              Inactive
  | | |_PCC Real Estate, Inc.                            New York         12/15/86            100              Holding Company
  | | | |_PCC Chicago Realty Corp.                       New York         12/23/86            100              Real Estate Developer
  | | | |_PCC Gun Hill Realty Corp.                      New York         12/18/85            100              Real Estate Developer
  | | | |_PCC Michigan Realty, Inc.                      Michigan         11/09/87            100              Real Estate Developer
  | | | |_PCC Scarsdale Realty Corp.                     New York         06/01/86            100              Real Estate Developer
  | | | | |_Scarsdale Depot Associates, L.P.             Delaware         05/05/89             80              Real Estate Developer
  | | |_Penn Central Energy Management Company           Delaware         05/11/87            100              Energy Operations
                                                                                                                    Manager
  | | |_Pennsylvania Company                             Delaware         12/05/58            100              Holding Company
  | | | |_Atlanta Casualty Company                       Illinois         06/13/72            100 (2)          Property/Casualty
                                                                                                                    Insurance
  | | | | |_American Premier Insurance Company           Indiana          11/30/89            100              Property/Casualty
                                                                                                                    Insurance
  | | | | |_Atlanta Specialty Insurance Company          Ohio             02/06/74            100              Property/Casualty
                                                                                                                    Insurance
  | | | | |_Atlanta Casualty Group, Inc.                 Georgia          04/01/77            100              Insurance Agency
  | | | | | |_Atlanta Casualty General Agency, Inc.      Texas            03/15/61            100              Managing General
                                                                                                                    Agency
  | | | | | |_Atlanta Insurance Brokers, Inc.            Georgia          02/06/71            100              Insurance Agency
  | | | | | |_Treaty House, Ltd. (d/b/a Mr. Budget)      Nevada           11/02/71            100              Insurance Premium
                                                                                                                    Finance


                                      -7-




AMERICAN FINANCIAL GROUP, INC.
  |_AFC Holding Company
  |_American Financial Corporation                                                          % OF STOCK OWNED (1)
  | |_American Premier Underwriters, Inc.                STATE OF          DATE OF             BY IMMEDIATE
  | | |_Pennsylvania Company                             DOMICILE        INCORPORATION       PARENT COMPANY     NATURE OF BUSINESS
                                                         --------         -------------     ------------------  -------------------
  |
  | | | | |_Penn Central U.K. Limited                    United Kingdom   10/28/92                 100         Insurance Holding
                                                                                                                   Company
  | | | | | |_Insurance (GB) Limited                     United Kingdom   05/13/92                 100         Property/Casualty
                                                                                                                   Insurance
  | | | |_Delbay Corporation                             Delaware         12/27/62                 100         Inactive
  | | | |_Great Southwest Corporation                    Delaware         10/25/78                 100         Real Estate Developer
  | | | | |_World Houston, Inc.                          Delaware         05/30/74                 100         Real Estate Developer
  | | | |_Hangar Acquisition Corp.                       Ohio             10/06/95                 100         Aircraft Investment
  | | | |_Infinity Insurance Company                     Indiana          07/09/55                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | |_Infinity Agency of Texas, Inc.               Texas            07/15/92                 100         Managing General
                                                                                                                   Agency
  | | | | |_The Infinity Group, Inc.                     Indiana          07/22/92                 100         Services Provider
  | | | | |_Infinity National Insurance Company          Indiana          08/05/92                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | |_Infinity Select Insurance Company            Indiana          06/11/91                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | |_Leader National Insurance Company            Ohio             03/20/63                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | | |_Budget Insurance Premiums, Inc.            Ohio             02/14/64                 100         Premium Finance
                                                                                                                   Company
  | | | | | |_Leader National Agency, Inc.               Ohio             04/05-63                 100         Brokering Agent
  | | | | | |_Leader National Agency of Texas, Inc.      Texas            01/25/94                 100         Managing General
                                                                                                                   Agency
  | | | | | |_Leader National Insurance Agency of
  | | | | | | |_ Arizona                                 Arizona          12/05/73                 100         Brokering Agent
  | | | | | |_Leader Preferred Insurance Company         Ohio             11/07/94                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | | |_Leader Specialty Insurance Company         Indiana          03/10/94                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | | |_TALON Group, Inc.                          Ohio             12/12/97                 100         Services Provider
  | | | |_PCC Technical Industries, Inc.                 California       03/07/55                 100         Holding Company
  | | | | |_ESC, Inc.                                    California       11/02/62                 100         Connector Accessories
  | | | | |_Marathon Manufacturing Companies, Inc.       Delaware         11/18/83                 100         Holding Company
  | | | | | |_Marathon Manufacturing Company             Delaware         12/07/79                 100         Inactive
  | | | | |_PCC Maryland Realty Corp.                    Maryland         08/18/93                 100         Real Estate Holding
                                                                                                                   Company
  | | | | |_Penn Camarillo Realty Corp.                  California       11/24/92                 100         Real Estate Holding
                                                                                                                   Company
  | | | |_Penn Towers, Inc.                              Pennsylvania     08/01/58                 100         Inactive
  | | | |_Republic Indemnity Company of America          California       12/05/72                 100         Workers' Compensation
                                                                                                                   Insurance
  | | | | |_Republic Indemnity Company of California     California       10/13/82                 100         Workers' Compensation
                                                                                                                   Insurance
  | | | | |_Republic Indemnity Medical Management, Inc.  California       03/25/96                 100         Medical Bill Review
  | | | | |_Timberglen Limited                           United Kingdom   10/28/92                 100         Investments
  | | | |_Risico Management Corporation                  Delaware         01/10/89                 100         Risk Management
  | | | |_Windsor Insurance Company                      Indiana          11/05/87                 100 (2)     Property/Casualty
                                                                                                                   Insurance
  | | | | |_American Deposit Insurance Company           Oklahoma         12/28/66                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | | |_Granite Finance Co., Inc.                  Texas            11/09/65                 100         Premium Financing
  | | | | |_Coventry Insurance Company                   Ohio             09/05/89                 100         Property/Casualty
                                                                                                                   Insurance
  | | | | |_El Aguila Compania de Seguros, S.A. de C.V.  Mexico           11/24/94                 100 (2)     Property/Casualty
                                                                                                                   Insurance
  | | | | |_Moore Group Inc.                             Georgia          12/19/62                 100         Insurance Holding
                                                                                                                   Company/Agency
  | | | | | |_Casualty Underwriters, Inc.                Georgia          10/01/54                  51         Insurance Agency
  | | | | | |_Dudley L. Moore Insurance, Inc.            Louisiana        03/30/78        beneficial interest Insurance Agency
  | | | | | |_Hallmark General Insurance Agency, Inc.    Oklahoma         06/16/72        beneficial interest Insurance Agency
  | | | | | |_Windsor Group, Inc.                        Georgia          05/23/91                 100         Insurance Holding
                                                                                                                 Company
  | | | | |_Regal Insurance Company                      Indiana          11/05/87                 100         Property/Casualty
                                                                                                                 Insurance
  | | | | |_Texas Windsor Group, Inc.                    Texas            06/23/88                 100         Insurance Agency



                                      -8-



AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_American Premier Underwriters, Inc.                                                % OF STOCK OWNED (1)
|                                                        STATE OF       DATE OF              BY IMMEDIATE
|                                                        DOMICILE     INCORPORATION         PARENT COMPANY      NATURE OF BUSINESS
|-
  | | |_Pennsylvania-Reading Seashore Lines              New Jersey    06/14/01               66.67          Inactive
  | | |_Pittsburgh and Cross Creek Railroad Company      Pennsylvania  08/14/70               83             Inactive
  | | |_Terminal Realty Penn Co.                         District of   09/23/68              100             Inactive
  | | |_United Railroad Corp.                            Delaware      11/25/81              100             Inactive
  | | | |_Detroit Manufacturers Railroad Company         Michigan      01/30/02               82             Inactive
  | | |_Waynesburg Southern Railroad Company             Pennsylvania  09/01/66              100             Inactive
  | |_Chiquita Brands International, Inc.
  | |  | | | |_(and subsidia)                            New Jersey    03/30/99               40.41 (2)      Production/
                                                                                                             Processing/Distribution
                                                                                                                of Food Products
  | |_Dixie Terminal Corporation                         Ohio          04/23/70              100             Commercial Leasing
  | |_Fairmont Holdings, Inc.                            Ohio          12/15/83              100             Holding Company
  | |_FWC Corporation                                    Ohio          03/16/83              100             Financial Services
  | |_Great American Holding Corporation                 Ohio          11/30/77              100             Holding Company
  | | |_Great American Insurance Company                 Ohio          3/7/1872              100             Property/Casualty
                                                                                                                Insurance
  | | | |_Agricultural Excess and Surplus Insurance Com  Delaware      02/28/79              100              Excess & Surplus Lines
                                                                                                              Insurance
  | | | |_Agricultural Insurance Company                 Ohio          03/23/05              100              Property/Casualty
                                                                                                                Insurance
  | | | |_American Alliance Insurance Company            Arizona       09/11/45              100              Property/Casualty
                                                                                                                Insurance
  | | | |_American Annuity Group, Inc.                   Delaware      05/15/87               81.13 (2)       Holding Company
  | | | | |_AAG Holding Company, Inc.                    Ohio          09/11/96              100              Holding Company
  | | | | | |_American Annuity Group Capital Trust I     Delaware      09/13/96              100              Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust II    Delaware      03/11/97              100              Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust III   Delaware      05/27/97              100              Financing Vehicle
  | | | | | |_Great American Life Insurance Company      Ohio          12/15/59              100              Life Insurance Company
  | | | | | | |_Annuity Investors Life Insurance Company Ohio          11/31/81              100              Life Insurance Company
  | | | | | | |_Assured Security Life Insurance Company  South Dakota  05/12/78              100              Life Insurance Company
                    Inc.
  | | | | | | |_CHATBAR, Inc.                            Massachusetts 11/02/93              100              Hotel Operator
  | | | | | | |_Driskill Holding, Inc.                   Texas         06/07/95       beneficial interest     Hotel Management
  | | | | | | |_First Benefit Insurance Company          Arizona       01/03/95              100              Life Insurance Company
  | | | | | | |_GALIC Brothers, Inc.                     Ohio          11/12/93               80              Real Estate Management
  | | | | | | |_Great American Life Assurance Company    Ohio          08/10/67              100              Life Insurance Company
  | | | | | | |_Loyal American Life Insurance Company    Alabama       05/18/55              100              Life Insurance Company
  | | | | | | | |_ADL Financial Services, Inc.           North         09/10/70              100              Marketing Services
                                                         Carolina
  | | | | | | | |_Purity Financial Corporation           Florida       12/21/91              100              Marketing Services
  | | | | | | |_Prairie National Life Insurance Company  South Dakota  02/11/76              100              Life Insurance Company
  | | | | | | | |_American Memorial Life Insurance Co    South Dakota  03/18/59              100              Life Insurance Company
  | | | | | | | | |_Great Western Life Insurance Company Montana       05/01/80              100              Life Insurance Company
  | | | | | | | | |_Rushmore National Life Insurance Coy South Dakota  04/16/37              100              Life Insurance Company
  | | | | |_AAG Insurance Agency, Inc.                   Kentucky      12/06/94              100              Life Insurance Agency
  | | | | | |_AAG Insurance Agency of Massachusetts, In  Massachusetts 05/25/95              100              Insurance Agency
  | | | | |_AAG Securities, Inc.                         Ohio          12/10/93              100              Broker-Dealer
  | | | | |_American DataSource, Inc.                    Delaware      06/15/90              100              Pre-need Trust
                                                                                                                Services
  | | | | |_American Memorial Marketing Services, Inc.   Washington    06/19/80              100              Marketing Services



                                      -9-



AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                              % OF STOCK OWNED (1)
| | | |_Great American Insurance Company                 STATE OF      DATE OF            BY IMMEDIATE
| | | | |_American Annuity Group, Inc.                   DOMICILE     INCORPORATION      PARENT COMPANY          NATURE OF BUSINESS
                                                         --------     -------------   -------------------        ------------------
|-
 | | | | |_CSW Management Services, Inc.                 Texas         06/27/85              100              Pre-need Trust Admin.
                                                                                                              Services
 | | | | |_GALIC Disbursing Company                      Ohio          05/31/94              100              Payroll Servicer
 | | | | |_General Accident Life Assurance Company of    Puerto Rico   07/01/64               99              Life Insurance Company
               Puerto Rico, Inc.
 | | | | |_Keyes-Graham Insurance Agency, Inc.           Massachusetts 12/23/87              100              Insurance Agency
 | | | | |_International Funeral Associates, Inc.        Delaware      05/07/86              100              Coop. Buying Funeral
                                                                                                                 Dirs.
 | | | | |_Laurentian Credit Services Corporation        Delaware      10/07/94              100              Inactive
 | | | | |_Laurentian Marketing Services, Inc.           Delaware      12/23/87              100              Marketing Services
 | | | | |_Laurentian Securities Corporation             Delaware      01/30/90              100              Inactive
 | | | | |_Lifestyle Financial Investments, Inc.         Ohio          12/29/93              100              Marketing Services
 | | | | | |_Lifestyle Financial Investments Agency of   Ohio          03/07/94       beneficial interest     Life Insurance Agency
               Ohio, Inc.
 | | | | | |_Lifestyle Financial Investments of Indiana  Indiana       02/24/94              100              Life Insurance Agency
               Inc.
 | | | | | |_Lifestyle Financial Investments of Kentucky Kentucky      10/03/94              100              Insurance Agency
               Inc.
 | | | | | |_Lifestyle Financial Investments of the      Minnesota     06/10/85              100              Insurance Agency
               Northwest, Inc.
 | | | | | |_Lifestyle Financial Investments of the      North         07/13/94              100              Insurance Agency
               Southeast, Inc.                           Carolina
 | | | | |_Loyal Marketing Services, Inc.                Alabama       07/20/90              100              Marketing Services
 | | | | |_New Energy Corporation                        Indiana       01/08/97               49              Holding Company
 | | | | |_Purple Cross Insurance Agency, Inc.           Delaware      11/07/89              100              Insurance Agency
 | | | | |_Retirement Resource Group, Inc.               Indiana       02/07/95              100              Insurance Agency
 | | | | | |_RRG of Alabama, Inc.                        Alabama       09/22/95              100              Life Insurance Agency
 | | | | | |_RRG of Ohio, Inc.                           Ohio          02/20/96       beneficial interest     Insurance Agency
 | | | | | |_AAG Insurance Agency of Texas, Inc.         Texas         06/02/95              100              Life Insurance Agency
 | | | | |_SPELCO (UK) Ltd.                              United        00/00/00               99              Inactive
                                                         Kingdom
 | | | | |_SWTC, Inc.                                    Delaware      00/00/00              100              Inactive
 | | | | |_SWTC Hong Kong Ltd.                           Hong Kong     00/00/00              100              Inactive
 | | | | |_Technomil Ltd.                                Delaware      00/00/00              100              Inactive
 | | | |_American Custom Insurance Services, Inc.        Ohio          07/27/83              100              Management Holding
                                                                                                                 Company
 | | | | |_American Custom Insurance Services            California    05/18/92              100              Insurance Agency &
 | | | | |_California Inc.                                                                                       Brokerage

 | | | | |_Eden Park Insurance Brokers, Inc.             California    02/13/90              100              Wholesale Brokerage
                                                                                                              for Surplus Lines
 | | | | |_Professional Risk Brokers, Inc.               Illinois      03/01/90              100              Insurance Agency
 | | | | |_Professional Risk Brokers Insurance, Inc.     Massachusetts 04/19/94              100              Surplus Lines
                                                                                                                 Brokerage
 | | | | |_Professional Risk Brokers of Connecticut, In  Connecticut   07/09/92              100              Insurance Agency &
                                                                                                                 Brokerage
 | | | | |_Professional Risk Brokers of Ohio, Inc.       Ohio          12/17/86              100              Insurance Agency and
                                                                                                              Brokerage
 | | | |_American Custom Insurance Services Illinois, I  Illinois      07/08/92              100              Underwriting Office
 | | | |_American Dynasty Surplus Lines Insurance
 | | | | | |_Company                                     Delaware      01/12/82              100              Excess & Surplus Lines
                                                                                                                 Insurance
 | | | |_American Empire Surplus Lines Insurance Company Delaware      07/15/77              100              Excess & Surplus Lines
                                                                                                                 Insurance
 | | | | |_American Empire Insurance Company             Ohio          11/26/79              100              Property/Casualty
                                                                                                                 Insurance
 | | | | | |_American Signature Underwriters, Inc.       Ohio          04/08/96              100              Insurance Agency
 | | | | | |_Specialty Underwriters, Inc.                Texas         05/19/76              100              Insurance Agency
 | | | | |_Fidelity Excess and Surplus Insurance Company Ohio          06/30/87              100              Property/Casualty
                                                                                                                     Insurance

                                      -10-





AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                              % OF STOCK OWNED (1)
| | | |_Great American Insurance Company                 STATE OF      DATE OF           BY IMMEDIATE
|_                                                       DOMICILE     INCORPORATION     PARENT COMPANY       NATURE OF BUSINESS

   | | | |_American Financial Enterprises, Inc.          Connecticut   1871                  100 (2)     Closed End Investment
                                                                                                            Company
   | | | |_American Insurance Agency, Inc.               Kentucky      07/27/67              100         Insurance Agency
   | | | |_American National Fire Insurance Company      New York      08/22/47              100         Property/Casualty Insurance
   | | | |_American Special Risk, Inc.                   Illinois      12/29/81              100         Insurance Broker/Managing
                                                                                                            General Agency
   | | | | |_American Special Risk I of Arizona, Inc.    Arizona       02/06/90              100         Inactive
   | | | |_American Spirit Insurance Company             Indiana       04/05/88              100         Property/Casualty Insurance
   | | | |_Brothers Property Corporation                 Ohio          09/08/87               80         Real Estate Investment
   | | | | |_Brothers Barrington Corporation             Oklahoma      03/18/94              100         Real Estate Holding
                                                                                                            Corporation
   | | | | |_Brothers Cincinnatian Corporation           Ohio          01/25/94              100         Hotel Manager
   | | | | |_Brothers Columbine Corporation              Oklahoma      03/18/94              100         Real Estate Holding
                                                                                                            Corporation
   | | | | |_Brothers Landing Corporation                Louisiana     02/24/94              100         Real Estate Holding
                                                                                                            Corporation
   | | | | |_Brothers Pennsylvanian Corporation          Pennsylvania  12/23/94              100         Real Estate Holding
                                                                                                            Corporation
   | | | | |_Brothers Port Richey Corporation            Florida       12/06/93              100         Apartment Manager
   | | | | |_Brothers Property Management Corporation    Ohio          09/25/87              100         Real Estate Management
   | | | | |_Brothers Railyard Corporation               Texas         12/14/93              100         Apartment Manager
   | | | |_Consolidated Underwriters, Inc.               Texas         10/14/80              100         Inactive
   | | | |_Contemporary American Insurance Company       Illinois      04/16/96              100         Property/Casualty Insurance
   | | | |_Crop Managers Insurance Agency, Inc.          Kansas        08/09/89              100         Insurance Agency
   | | | |_Dempsey & Siders Agency, Inc.                 Ohio          05/09/56              100         Insurance Agency
   | | | |_Eagle American Insurance Company              Ohio          07/01/87              100         Property/Casualty Insurance
   | | | |_Eden Park Insurance Company                   Indiana       01/08/90              100         Special Risk Surplus Lines
   | | | |_FCIA Management Company, Inc.                 New York      09/17/91               79         Servicing Agent
   | | | |_The Gains Group, Inc.                         Ohio          01/26/82              100         Marketing of Advertising
   | | | |_Great American Lloyd's, Inc.                  Texas         08/02/83              100         Attorney-in-Fact - Texas
                                                                                                         Lloyd's Company
   | | | |_Great American Lloyd's Insurance Company      Texas         10/09/79      beneficial interest Lloyd's Plan Insurer
   | | | |_Great American Management Services, Inc.      Ohio          12/05/74              100         Data Processing and
                                                                                                         Equipment Leasing
   | | | | |_American Payroll Services, Inc.             Ohio          02/20/87              100         Payroll Services
   | | | |_Great American Re Inc.                        Delaware      05/14/71              100         Reinsurance Intermediary
   | | | |_Great American Risk Management, Inc.          Ohio          04/21/80              100         Insurance Risk Management
   | | | |_Great Texas County Mutual Insurance Company   Texas         04/29/54      beneficial interest Property/Casualty Insurance
   | | | |_Grizzly Golf Center, Inc.                     Ohio          11/08/93              100         Operate Golf Courses
   | | | |_Homestead Snacks Inc.                         California    03/02/79              100  (2)    Meat Snack Distribution
   | | | | |_Giant Snacks, Inc.                          Delaware      07/06/89              100         Meat Snack Distribution
   | | | |_Key Largo Group, Inc.                         Florida       07/28/81              100         Land Developer & Resort
                                                                                                            Operator
   | | | | |_Key Largo Group Utility Company             Florida       11/26/84              100         Water & Sewer Utility
   | | | |_Mid-Continent Casualty Company                Oklahoma      02/26/47              100         Property/Casualty Insurance
   | | | | |_Mid-Continent Insurance Company             Oklahoma      08/13/92              100         Property/Casualty Insurance
   | | | | |_Oklahoma Surety Company                     Oklahoma      08/05/68              100         Property/Casualty Insurance
   | | | |_National Interstate Corporation               Ohio          01/26/89              52.15       Holding Company


                                      -11-






AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation                                                    % OF STOCK OWNED (1)
| | |_Great American Holding Corporation                 STATE OF       DATE OF          BY IMMEDIATE
| | | |_Great American Insurance Company                 DOMICILE     INCORPORATION     PARENT COMPANY        NATURE OF BUSINESS
                                                         --------     --------------   ------------------     ------------------
|_
   | | | | |_American Highways Insurance Agency          California    05/05/94              100             Insurance Agency
   | | | | |_Explorer Insurance Agency, Inc.             Ohio          07/17/97       beneficial interest    Insurance Agency
   | | | | |_National Interstate Insurance Agency of
   | | | | | |_Texas Inc.                                Texas         06/07/89       beneficial interest    Insurance Agency
   | | | | |_National Interstate Insurance Agency, Inc.  Ohio          02/13/89              100             Insurance Agency
   | | | | |_National Interstate Insurance Company       Ohio          02/10/89              100             Property/Casualty
                                                                                                                Insurance
   | | | | |_Safety, Claims & Litigation Services, Inc.  Pennsylvania  06/23/95              100             Claims Third Party
                                                                                                                Administrator
   | | | |_OBGC Corporation                              Florida       11/23/77               80             Real Estate Development
   | | | |_Pointe Apartments, Inc.                       Minnesota     06/24/93              100             Real Estate Holding
                                                                                                                Corporation
   | | | |_Seven Hills Insurance Agency, Inc.            Ohio          12/22/97              100             Insurance Agency
   | | | |_Seven Hills Insurance Company                 New York      06/30/32              100             Property/Casualty
                                                                                                               Reinsurance
   | | | |_Stonewall Insurance Company                   Alabama       02/1866               100             Property/Casualty
                                                                                                               Insurance
   | | | |_Stone Mountain Professional Liability
   | | | | | |_Agency Inc.                               Georgia       08/07/95              100             Insurance Agency
   | | | |_Tamarack American, Inc.                       Delaware      06/10/86              100             Management Holding
                                                                                                                Company
   | | | |_Transport Insurance Company                   Ohio          05/25/76              100             Property/Casualty
                                                                                                                Insurance
   | | | | |_American Commonwealth Development Company   Texas         07/23/63              100             Real Estate Development
   | | | | | |_ACDC Holdings Corporation                 Texas         05/04/81              100             Real Estate Development
   | | | | |_Instech Corporation                         Texas         09/02/75              100             Claim & Claim
                                                                                                                Adjustment Services
   | | | | |_TICO Insurance Company                      Ohio          06/03/80              100              Property/Casualty
                                                                                                                 Insurance
   | | | | |_Transport Managing General Agency, Inc.     Texas         05/19/89              100              Managing General
                                                                                                                 Agency
   | | | | |_Transport Insurance Agency, Inc.            Texas         08/21/89        beneficial interest    Insurance Agency
   | | | |_Transport Underwriters Association            California    05/11/45              100              Holding Company/Agency
   | | | |_Utility Insurance Services, Inc.              Texas         04/06/95              100 (2)          Texas Local Recording
                                                                                                                 Agency
   | | | |_Utility Management Services, Inc.             Texas         09/07/65              100              Texas Managing General
                                                                                                                 Agency
  |_One East Fourth, Inc.                                Ohio          02/03/64              100              Commercial Leasing
  |_PCC 38 Corp.                                         Illinois      12/23/96              100              Real Estate Holding
                                                                                                              Company
  |_Pioneer Carpet Mills, Inc.                           Ohio          04/29/76              100              Carpet Manufacturing
  |_TEJ Holdings, Inc.                                   Ohio          12/04/84              100              Real Estate Holdings
  |_Three East Fourth, Inc.                              Ohio          08/10/66              100              Commercial Leasing





(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).
(3) Convertible Preferred Stock.


ITEM 27.  NUMBER OF CERTIFICATE OWNERS

     As of March 31, 1998 there were 4,953 Participants (Certificate Owners) in 168 Standard Contracts, and 271 Participants in 5 Enhanced Contracts.

ITEM 28.  INDEMNIFICATION

     (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

          The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA. in the name of American Premier Underwriters, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account B.

     (a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A and Annuity Investors Variable Account B.

            (b) Directors and Officers of AAG Securities, Inc.

       NAME AND PRINCIPAL                   POSITION WITH
       BUSINESS ADDRESS                     AAG SECURITIES, INC.
       Thomas Kevin Liguzinski (1)          Chief Executive Officer and Director
       Charles Kent McManus (1)             Senior Vice President
       Mark Francis Muething (1)            Vice President, Secretary and
                                            Director
       William Jack Maney, II (1)           Director
       Jeffrey Scott Tate (1)               Director
       James Lee Henderson (1)              President
       Andrew Conrad Bambeck, III (1)       Vice President
       William Claire Bair, Jr. (1)         Treasurer
       Thomas E. Mischell (1)               Assistant Treasurer
       Fred J. Runk (1)                     Assistant Treasurer


     (1) 250 East Fifth Street, Cincinnati, Ohio 45202

           (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President and Controller of the Company, at the Administrative Office.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEMS 32.  UNDERTAKINGS

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to its Registration Statement and has caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 6th day of April, 1998.


                                  ANNUITY INVESTORS VARIABLE
                                  ACCOUNT A
                                  (REGISTRANT)


                                  By: /s/ Robert Allen Adams
                                      -----------------------------------
                                        Robert Allen Adams
                                        Chairman of the Board, President
                                        and Director, Annuity Investors
                                        Life Insurance Company


                                  ANNUITY INVESTORS LIFE
                                  INSURANCE COMPANY
                                  (DEPOSITOR)


                                  By: /s/ Robert Allen Adams
                                      -------------------------------------
                                          Robert Allen Adams
                                          Chairman of the Board, President
                                          and Director


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Robert Allen Adams          Principal Executive     April 6, 1998
-----------------------------   Officer, Director
Robert Allen Adams


/s/ Robert Eugene Allen         Principal Financial     April 6, 1998
-----------------------------   Officer
Robert Eugene Allen

/s/ Lynn Edward Laswell         Principal Accounting    April 6, 1998
-----------------------------   Officer
Lynn Edward Laswell



/s/ Stephen Craig Lindner       Director                April 6, 1998
-----------------------------
Stephen Craig Lindner


/s/ William Jack Maney, II      Director                April 6, 1998
-----------------------------
William Jack Maney, II


/s/ James Michael Mortensen     Director                April 6, 1998
-----------------------------
James Michael Mortensen


/s/ Mark Francis Muething       Director                April 6, 1998
-----------------------------
Mark Francis Muething


/s/ Jeffrey Scott Tate          Director                April 6, 1998
-----------------------------
Jeffrey Scott Tate

                                  EXHIBIT INDEX

       EXHIBIT NO.       DESCRIPTION OF EXHIBIT

       (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account A 1/
       (3)(a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc.2/
       (3)(b) Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer 2/
       (4)(a)(i)         Form of Group Flexible Premium Deferred
                         Annuity Contract.1/
       (4)(a)(ii)        Form of Enhanced Group Flexible Premium
                         Deferred Annuity Contract.1/
       (4)(a)(iii)       Form of Loan Endorsement to Group Contract 1/
       (4)(a)(iv)        Form of Employer Plan Endorsement to Group
                         Contract 1/
       (4)(a)(v)         Form of Tax Sheltered Annuity Endorsement to
                         Group Contract 1/
       (4)(a)(vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract 1/
       (4)(a)(vii)       Form of Long-Term Care Waiver Rider to Group
                         Contract 1/

       (4)(a)(viii)      Form of Section 457 Plan/Deferred
                         Compensation Endorsement to Group Contract
                         (filed herewith).
       (4)(a)(ix)        Revised  form of  Employer  Plan  Endorsement  to Group
                         Contract (filed herewith).
       (4)(a)(x)         Revised form of Tax Sheltered Annuity
                         Endorsement to Group Contract (filed
                         herewith).
       (4)(a)(xi)        Revised form of Qualified Pension, Profit
                         Sharing and Annuity Plan Endorsement to Group
                         Contract (filed herewith).
       (4)(a)(xii)       Form of Governmental Section 457 Plan
                         Endorsement to Group Contract (filed
                         herewith).

       (4)(b)(i)         Form of Certificate of Participation 1/
       (4)(b)(ii)        Form of Certificate of Participation under
                         Enhanced Contract 1/
       (4)(b)(iii)       Form of Loan Endorsement to Certificate 1/
       (4)(b)(iv)        Form of Employer Plan Endorsement to
                         Certificate 1/
       (4)(b)(v)         Form of Tax Sheltered Annuity Endorsement to
                         Certificate 1/
       (4)(b)(vi)        Form of Qualified Pension, Profit Sharing and
                         Annuity Plan Endorsement to Certificate 1/
       (4)(b)(vii)       Form of Long-Term Care Waiver Rider to
                         Certificate1/
       (4)(b)(viii)      Form of Deferred Compensation Endorsement to
                         Certificate. 3/

       (4)(b)(ix)        Revised   form  of   Employer   Plan   Endorsement   to
                         Certificate (filed herewith).
       (4)(b)(x) Revised form of Tax Sheltered Annuity Endorsement to Certificate (filed herewith).
       (4)(b)(xi)        Revised form of Qualified Pension, Profit
                         Sharing and Annuity Plan Endorsement to
                         Certificate (filed herewith).
       (4)(b)(xii)       Form of Governmental Section 457 Plan
                         Endorsement to Certificate (filed herewith).

       (4)(c)(i) Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 4/
       (4)(c)(ii) Form of Certificate of Participation for use in South Dakota. 4/
       (4)(d)(i) Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 4/
       (4)(d)(ii) Form of Certificate of Participation for use in Wisconsin. 4/
       (4)(e)(i) Form of Certificate of Participation for use in North Dakota. 4/
       (4)(f)(i) Form of Employer Plan Endorsement to Group Contract for use in Virginia. 4/
       (4)(f)(ii) Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 4/
       (4)(f)(iii) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 4/
       (4)(f)(iv) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 4/
       (4)(f)(v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 4/
       (5)(a) Form of Application for Group Flexible Premium Deferred Annuity Contract 1/

       (5)(a)(i)         Alternative Form of Application5/
       (5)(a)(ii)        Alternative Form of Application (filed
                         herewith).

       (5)(b) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity
                         Contract
                         (ERISA) 1/

       (5)(c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity
                         Contract (Non-ERISA) 5/

       (6)(a)            Articles of Incorporation of Annuity
                         Investors Life Insurance Company 4/

       (6)(a)(i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996 5/.
       (6)(a)(ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996 5/.

       (6)(b)            Code of Regulations of Annuity Investors Life
                         Insurance Company 4/
       (8)(a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund 2/
                                                  -
       (8)(b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund 2/
       (8)(c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, INC. 2/
       (8)(d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series 2/
       8(e)(i) Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 2/
       8(e)(ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 4/
       (8)(f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/
       (8)(g) Agreement between AAG Securities Inc. and AAG Insurance Agency, Inc. 2/
                                               --
       (8)(h) Investment Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/
       (8)(i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P.4/
       (8)(j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 5/.

       8(k) Participation agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. 5/.
       8(l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 5/.
       (8)(m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company5/.
                                               --
       (8)(n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation5/ 5/.
       (8)(o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (filed herewith).

       (8)(p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd. (filed herewith).
       (8)(q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. (filed herewith).

       (9)               Opinion and Consent of Counsel 1/
       (10)              Consent of Independent Auditors (filed
                         herewith).
       (11)              No financial statements are omitted from Item
                         23.
       (12)              Not applicable.
       (13)              Schedule for Computation of Performance
                         Quotations. 5/
       (14) Financial Data Schedule (filed herewith).


     1/ Filed with  Pre-Effective  Amendment  No. 2 to Form N-4 on  November  8,
        1995.

     2/ Filed with Pre-Effective Amendment No. 3 to Form N-A on December 4, 1995

     3/ Filed with Form N-4 on June 2, 1995.

     4/ Filed with Post-Effective Amendment No. 1 to Form N-4 on April 26, 1996.

     5/ Filed with Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997.